UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Corporate Leaders® 100 Fund Class A - VYCAX

Voya Corporate Leaders® 100 Fund Class C - VYCBX

Voya Corporate Leaders® 100 Fund Class I - VYCCX

Voya Corporate Leaders® 100 Fund Class R - VYCFX

Voya Corporate Leaders® 100 Fund Class R6 - VYCGX

Voya Corporate Leaders® 100 Fund Class W - VYCIX

Voya Global Income & Growth Fund Class A - VYGJX

Voya Global Income & Growth Fund Class C - VYGKX

Voya Global Income & Growth Fund Class I - VYGLX

Voya Global Income & Growth Fund Class R6 - VYGNX

Voya Global Income & Growth Fund Class W - VYGPX

Voya Large Cap Value Fund Class A - IEDAX

Voya Large Cap Value Fund Class C - IEDCX

Voya Large Cap Value Fund Class I - IEDIX

Voya Large Cap Value Fund Class R - IEDRX

Voya Large Cap Value Fund Class R6 - IEDZX

Voya Large Cap Value Fund Class W - IWEDX

Voya Large-Cap Growth Fund Class A - NLCAX

Voya Large-Cap Growth Fund Class C - NLCCX

Voya Large-Cap Growth Fund Class I - PLCIX

Voya Large-Cap Growth Fund Class R - VGORX

Voya Large-Cap Growth Fund Class R6 - VGOSX

Voya Large-Cap Growth Fund Class W - IGOWX

Voya Mid Cap Research Enhanced Index Fund Class A - VYMQX

Voya Mid Cap Research Enhanced Index Fund Class C - VYMRX

Voya Mid Cap Research Enhanced Index Fund Class I - VYMSX

Voya Mid Cap Research Enhanced Index Fund Class R - VYMVX

Voya Mid Cap Research Enhanced Index Fund Class W - VYMYX

Voya MidCap Opportunities Fund Class A - NMCAX

Voya MidCap Opportunities Fund Class C - NMCCX

Voya MidCap Opportunities Fund Class I - NMCIX

Voya MidCap Opportunities Fund Class R - IMORX

Voya MidCap Opportunities Fund Class R6 - IMOZX

Voya MidCap Opportunities Fund Class W - IMOWX

Voya Multi-Manager Mid Cap Value Fund Class I - IMCVX

Voya Small Cap Growth Fund Class A - VWYFX

Voya Small Cap Growth Fund Class C - VWYGX

Voya Small Cap Growth Fund Class I - TCMSX

Voya Small Cap Growth Fund Class R - VWYIX

Voya Small Cap Growth Fund Class R6 - VLNPX

Voya Small Cap Growth Fund Class W - VWYKX

Voya Small Company Fund Class A - VYSYX

Voya Small Company Fund Class C - VYSZX

Voya Small Company Fund Class I - VYSAX

Voya Small Company Fund Class R - VYSDX

Voya Small Company Fund Class R6 - VYSEX

Voya Small Company Fund Class W - VYSGX

Voya VACS Series MCV Fund VACS Series - VVJEX

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$87	0.81%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	S&P 500® Index
2015	$9,427	$10,000	$10,000	$10,000
2016	$9,381	$9,950	$10,022	$10,172
2017	$10,788	$11,443	$11,795	$11,949
2018	$11,983	$12,711	$13,571	$13,667
2019	$12,222	$12,964	$13,910	$14,184
2020	$12,843	$13,623	$15,505	$16,005
2021	$18,793	$19,934	$22,313	$22,458
2022	$18,665	$19,799	$21,492	$22,391
2023	$18,820	$19,963	$21,928	$23,045
2024	$23,134	$24,539	$27,976	$29,540
2025	$26,560	$28,173	$31,646	$33,535

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	8.21%	14.28%	10.26%
Class A - Excluding Sales Charge	14.81%	15.64%	10.91%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$1,101,317,298
  # of Portfolio Holdings100
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid4,115,095

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

92913K298-AR

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$141	1.32%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,885	$9,885	$10,022	$10,172
2017	$11,305	$11,305	$11,795	$11,949
2018	$12,489	$12,489	$13,571	$13,667
2019	$12,673	$12,673	$13,910	$14,184
2020	$13,245	$13,245	$15,505	$16,005
2021	$19,276	$19,276	$22,313	$22,458
2022	$19,047	$19,047	$21,492	$22,391
2023	$19,106	$19,106	$21,928	$23,045
2024	$23,486	$23,486	$27,976	$29,540
2025	$26,964	$26,964	$31,646	$33,535

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	13.24%	15.04%	10.43%
Class C - Excluding Sales Charge	14.24%	15.04%	10.43%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$1,101,317,298
  # of Portfolio Holdings100
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid4,115,095

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

92913K280-AR

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$53	0.49%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index
2015	$250,000	$250,000	$250,000
2016	$249,541	$250,550	$254,300
2017	$287,839	$294,872	$298,726
2018	$320,732	$339,280	$341,683
2019	$328,078	$347,762	$354,599
2020	$345,975	$387,616	$400,129
2021	$508,047	$557,818	$561,461
2022	$506,166	$537,290	$559,777
2023	$512,036	$548,197	$576,122
2024	$631,314	$699,406	$738,512
2025	$727,076	$791,156	$838,380

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.17%	16.01%	11.27%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

Fund Statistics

  Total Net Assets$1,101,317,298
  # of Portfolio Holdings100
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid4,115,095

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

92913K272-AR

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$115	1.07%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,912	$10,022	$10,172
2017	$11,362	$11,795	$11,949
2018	$12,585	$13,571	$13,667
2019	$12,798	$13,910	$14,184
2020	$13,409	$15,505	$16,005
2021	$19,567	$22,313	$22,458
2022	$19,376	$21,492	$22,391
2023	$19,480	$21,928	$23,045
2024	$23,890	$27,976	$29,540
2025	$27,348	$31,646	$33,535

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	14.47%	15.32%	10.58%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

Fund Statistics

  Total Net Assets$1,101,317,298
  # of Portfolio Holdings100
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid4,115,095

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

92913K249-AR

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$52	0.48%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Total Return Based on $1,000,000 Investment

	Class R6	Russell 3000® Index	S&P 500® Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$997,715	$1,002,200	$1,017,200
2017	$1,150,955	$1,179,500	$1,194,900
2018	$1,282,605	$1,357,100	$1,366,700
2019	$1,312,781	$1,391,000	$1,418,400
2020	$1,384,534	$1,550,500	$1,600,500
2021	$2,032,911	$2,231,300	$2,245,800
2022	$2,025,533	$2,149,200	$2,239,100
2023	$2,049,031	$2,192,800	$2,304,500
2024	$2,525,898	$2,797,600	$2,954,000
2025	$2,909,450	$3,164,600	$3,353,500

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	15.18%	16.01%	11.27%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

Fund Statistics

  Total Net Assets$1,101,317,298
  # of Portfolio Holdings100
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid4,115,095

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

92913K231-AR

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$60	0.56%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,977	$10,022	$10,172
2017	$11,500	$11,795	$11,949
2018	$12,804	$13,571	$13,667
2019	$13,091	$13,910	$14,184
2020	$13,802	$15,505	$16,005
2021	$20,255	$22,313	$22,458
2022	$20,167	$21,492	$22,391
2023	$20,384	$21,928	$23,045
2024	$25,117	$27,976	$29,540
2025	$28,902	$31,646	$33,535

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	15.07%	15.93%	11.20%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

Fund Statistics

  Total Net Assets$1,101,317,298
  # of Portfolio Holdings100
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid4,115,095

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

92913K215-AR

Class A: VYGJX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$115	1.10%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$9,426	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,134	$9,690	$10,532	$9,458	$9,604	$9,848
2017	$10,123	$10,740	$10,613	$11,116	$11,181	$11,001
2018	$11,034	$11,706	$10,796	$12,432	$12,475	$11,801
2019	$10,786	$11,443	$11,129	$12,272	$12,438	$11,992
2020	$10,900	$11,564	$11,751	$12,938	$13,284	$12,710
2021	$14,409	$15,288	$12,277	$18,353	$18,682	$15,873
2022	$12,989	$13,781	$10,655	$17,108	$17,781	$14,800
2023	$12,510	$13,272	$10,178	$17,254	$18,149	$14,815
2024	$14,374	$15,250	$10,256	$21,318	$22,672	$17,024
2025	$15,743	$16,703	$10,978	$24,229	$25,782	$18,729

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.23%	6.35%	4.64%
Class A - Excluding Sales Charge	9.52%	7.63%	5.26%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Fund Statistics

  Total Net Assets$424,979,011
  # of Portfolio Holdings306
  Portfolio Turnover Rate157%
  Investment Advisory Fees Paid1,949,619

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Investment Type Allocation

Corporate Bonds/Notes
32.1%
Common Stock
31.3%
Convertible Bonds/Notes
28.6%
Equity-Linked Notes
1.9%
Preferred Stock
1.9%
Right
0.0%
Assets in Excess of Other Liabilities
4.2%
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYGJX

Voya Global Income & Growth Fund

92913K199-AR

Class C: VYGKX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$193	1.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,614	$9,614	$10,532	$9,458	$9,604	$9,848
2017	$10,575	$10,575	$10,613	$11,116	$11,181	$11,001
2018	$11,440	$11,440	$10,796	$12,432	$12,475	$11,801
2019	$11,097	$11,097	$11,129	$12,272	$12,438	$11,992
2020	$11,132	$11,132	$11,751	$12,938	$13,284	$12,710
2021	$14,614	$14,614	$12,277	$18,353	$18,682	$15,873
2022	$13,079	$13,079	$10,655	$17,108	$17,781	$14,800
2023	$12,494	$12,494	$10,178	$17,254	$18,149	$14,815
2024	$14,355	$14,355	$10,256	$21,318	$22,672	$17,024
2025	$15,723	$15,723	$10,978	$24,229	$25,782	$18,729

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	7.67%	6.84%	4.63%
Class C - Excluding Sales Charge	8.67%	6.84%	4.63%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Fund Statistics

  Total Net Assets$424,979,011
  # of Portfolio Holdings306
  Portfolio Turnover Rate157%
  Investment Advisory Fees Paid1,949,619

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYGKX

Voya Global Income & Growth Fund

92913K181-AR

Class I: VYGLX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Total Return Based on $250,000 Investment

	Class I	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$250,000	$250,000	$250,000	$250,000	$250,000
2016	$242,801	$263,300	$236,450	$240,100	$246,200
2017	$269,659	$265,327	$277,900	$279,524	$275,030
2018	$294,762	$269,891	$310,803	$311,865	$295,025
2019	$288,828	$278,231	$306,794	$310,961	$299,804
2020	$292,526	$293,784	$323,453	$332,106	$317,762
2021	$387,805	$306,916	$458,817	$467,041	$396,822
2022	$350,578	$266,372	$427,710	$444,530	$369,997
2023	$338,239	$254,439	$431,345	$453,732	$370,366
2024	$389,777	$256,406	$532,955	$566,798	$425,594
2025	$427,881	$274,441	$605,713	$644,544	$468,220

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.77%	7.90%	5.52%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Fund Statistics

  Total Net Assets$424,979,011
  # of Portfolio Holdings306
  Portfolio Turnover Rate157%
  Investment Advisory Fees Paid1,949,619

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYGLX

Voya Global Income & Growth Fund

92913K173-AR

Class R6: VYGNX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$89	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
9/29/2017	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2018	$1,041,609	$1,000,500	$1,060,200	$1,060,100	$1,032,900
2019	$1,017,005	$1,031,400	$1,046,500	$1,057,000	$1,049,600
2020	$1,030,689	$1,089,000	$1,103,400	$1,128,900	$1,112,500
2021	$1,365,915	$1,137,700	$1,565,100	$1,587,600	$1,389,200
2022	$1,235,610	$987,400	$1,459,000	$1,511,100	$1,295,300
2023	$1,192,445	$943,200	$1,471,400	$1,542,300	$1,296,600
2024	$1,373,642	$950,500	$1,818,000	$1,926,700	$1,490,000
2025	$1,508,595	$1,017,300	$2,066,200	$2,191,000	$1,639,200

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (9/29/2017)
Class R6	9.82%	7.92%	5.51%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.22%
MSCI All Country World Index℠	13.65%	13.37%	9.90%
MSCI World Index℠	13.72%	14.18%	10.77%
S&P Target Risk Growth Index	10.02%	8.06%	6.65%

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Fund Statistics

  Total Net Assets$424,979,011
  # of Portfolio Holdings306
  Portfolio Turnover Rate157%
  Investment Advisory Fees Paid1,949,619

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYGNX

Voya Global Income & Growth Fund

92913K157-AR

Class W: VYGPX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$89	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Total Return Based on $10,000 Investment

	Class W	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,724	$10,532	$9,458	$9,604	$9,848
2017	$10,798	$10,613	$11,116	$11,181	$11,001
2018	$11,801	$10,796	$12,432	$12,475	$11,801
2019	$11,565	$11,129	$12,272	$12,438	$11,992
2020	$11,706	$11,751	$12,938	$13,284	$12,710
2021	$15,522	$12,277	$18,353	$18,682	$15,873
2022	$14,031	$10,655	$17,108	$17,781	$14,800
2023	$13,537	$10,178	$17,254	$18,149	$14,815
2024	$15,603	$10,256	$21,318	$22,672	$17,024
2025	$17,131	$10,978	$24,229	$25,782	$18,729

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	9.79%	7.91%	5.53%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Fund Statistics

  Total Net Assets$424,979,011
  # of Portfolio Holdings306
  Portfolio Turnover Rate157%
  Investment Advisory Fees Paid1,949,619

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGPX

Voya Global Income & Growth Fund

92913K132-AR

Class A: IEDAX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$111	1.06%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2015	$9,428	$10,000	$10,000	$10,000
2016	$8,931	$9,472	$10,022	$9,994
2017	$10,399	$11,029	$11,795	$11,459
2018	$11,051	$11,721	$13,571	$12,404
2019	$11,218	$11,898	$13,910	$12,584
2020	$10,905	$11,566	$15,505	$12,378
2021	$16,211	$17,194	$22,313	$17,871
2022	$16,937	$17,964	$21,492	$18,038
2023	$16,295	$17,283	$21,928	$17,217
2024	$20,499	$21,743	$27,976	$20,955
2025	$22,416	$23,775	$31,646	$22,822

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.05%	14.15%	8.41%
Class A - Excluding Sales Charge	9.35%	15.50%	9.05%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$796,732,606
  # of Portfolio Holdings66
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid5,465,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEDAX

Voya Large Cap Value Fund

92913K645-AR

Class C: IEDCX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$189	1.81%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,405	$9,405	$10,022	$9,994
2017	$10,872	$10,872	$11,795	$11,459
2018	$11,457	$11,457	$13,571	$12,404
2019	$11,550	$11,550	$13,910	$12,584
2020	$11,152	$11,152	$15,505	$12,378
2021	$16,448	$16,448	$22,313	$17,871
2022	$17,060	$17,060	$21,492	$18,038
2023	$16,270	$16,270	$21,928	$17,217
2024	$20,468	$20,468	$27,976	$20,955
2025	$22,382	$22,382	$31,646	$22,822

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	7.50%	14.62%	8.39%
Class C - Excluding Sales Charge	8.45%	14.62%	8.39%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$796,732,606
  # of Portfolio Holdings66
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid5,465,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEDCX

Voya Large Cap Value Fund

92913K678-AR

Class I: IEDIX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$80	0.76%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
2015	$250,000	$250,000	$250,000
2016	$237,661	$250,550	$249,850
2017	$277,805	$294,872	$286,478
2018	$295,989	$339,280	$310,112
2019	$301,768	$347,762	$314,609
2020	$294,272	$387,616	$309,449
2021	$438,841	$557,818	$446,783
2022	$459,982	$537,290	$450,938
2023	$444,020	$548,197	$430,421
2024	$560,438	$699,406	$523,872
2025	$614,422	$791,156	$570,546

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.63%	15.86%	9.41%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

Fund Statistics

  Total Net Assets$796,732,606
  # of Portfolio Holdings66
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid5,465,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEDIX

Voya Large Cap Value Fund

92913K686-AR

Class R: IEDRX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$132	1.26%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$9,457	$10,022	$9,994
2017	$10,986	$11,795	$11,459
2018	$11,638	$13,571	$12,404
2019	$11,806	$13,910	$12,584
2020	$11,439	$15,505	$12,378
2021	$16,984	$22,313	$17,871
2022	$17,701	$21,492	$18,038
2023	$16,982	$21,928	$17,217
2024	$21,339	$27,976	$20,955
2025	$23,268	$31,646	$22,822

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	9.04%	15.26%	8.81%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

Fund Statistics

  Total Net Assets$796,732,606
  # of Portfolio Holdings66
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid5,465,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEDRX

Voya Large Cap Value Fund

92913K751-AR

Class R6: IEDZX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.74%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$950,807	$1,002,200	$999,400
2017	$1,110,925	$1,179,500	$1,145,900
2018	$1,184,882	$1,357,100	$1,240,400
2019	$1,207,413	$1,391,000	$1,258,400
2020	$1,177,588	$1,550,500	$1,237,800
2021	$1,756,366	$2,231,300	$1,787,100
2022	$1,841,415	$2,149,200	$1,803,800
2023	$1,777,841	$2,192,800	$1,721,700
2024	$2,244,158	$2,797,600	$2,095,500
2025	$2,461,905	$3,164,600	$2,282,200

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	9.70%	15.89%	9.43%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

Fund Statistics

  Total Net Assets$796,732,606
  # of Portfolio Holdings66
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid5,465,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IEDZX

Voya Large Cap Value Fund

92913K827-AR

Class W: IWEDX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$85	0.81%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$9,502	$10,022	$9,994
2017	$11,094	$11,795	$11,459
2018	$11,811	$13,571	$12,404
2019	$12,037	$13,910	$12,584
2020	$11,737	$15,505	$12,378
2021	$17,482	$22,313	$17,871
2022	$18,309	$21,492	$18,038
2023	$17,664	$21,928	$17,217
2024	$22,286	$27,976	$20,955
2025	$24,425	$31,646	$22,822

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	9.60%	15.79%	9.34%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

Fund Statistics

  Total Net Assets$796,732,606
  # of Portfolio Holdings66
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid5,465,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWEDX

Voya Large Cap Value Fund

92913K736-AR

Class A: NLCAX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$95	0.89%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2015	$9,426	$10,000	$10,000	$10,000
2016	$9,490	$10,068	$10,022	$10,161
2017	$11,329	$12,018	$11,795	$12,221
2018	$13,212	$14,017	$13,571	$14,789
2019	$14,020	$14,873	$13,910	$15,587
2020	$17,005	$18,041	$15,505	$19,678
2021	$22,317	$23,675	$22,313	$27,534
2022	$19,527	$20,715	$21,492	$25,813
2023	$20,991	$22,269	$21,928	$28,278
2024	$28,475	$30,209	$27,976	$37,779
2025	$32,425	$34,399	$31,646	$44,438

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	7.30%	12.44%	12.48%
Class A - Excluding Sales Charge	13.85%	13.78%	13.15%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$791,671,669
  # of Portfolio Holdings53
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid3,817,862

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NLCAX

Voya Large-Cap Growth Fund

92913K801-AR

Class C: NLCCX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$175	1.64%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,998	$9,998	$10,022	$10,161
2017	$11,845	$11,845	$11,795	$12,221
2018	$13,715	$13,715	$13,571	$14,789
2019	$14,439	$14,439	$13,910	$15,587
2020	$17,386	$17,386	$15,505	$19,678
2021	$22,646	$22,646	$22,313	$27,534
2022	$19,672	$19,672	$21,492	$25,813
2023	$20,963	$20,963	$21,928	$28,278
2024	$28,437	$28,437	$27,976	$37,779
2025	$32,382	$32,382	$31,646	$44,438

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	11.98%	12.91%	12.47%
Class C - Excluding Sales Charge	12.98%	12.91%	12.47%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$791,671,669
  # of Portfolio Holdings53
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid3,817,862

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NLCCX

Voya Large-Cap Growth Fund

92913K603-AR

Class I: PLCIX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.58%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Growth Index
2015	$250,000	$250,000	$250,000
2016	$252,567	$250,550	$254,025
2017	$302,538	$294,872	$305,516
2018	$354,268	$339,280	$369,735
2019	$377,195	$347,762	$389,664
2020	$459,447	$387,616	$491,951
2021	$604,824	$557,818	$688,338
2022	$531,127	$537,290	$645,317
2023	$573,238	$548,197	$706,944
2024	$779,817	$699,406	$944,487
2025	$890,855	$791,156	$1,110,942

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.20%	14.16%	13.55%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

Fund Statistics

  Total Net Assets$791,671,669
  # of Portfolio Holdings53
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid3,817,862

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: PLCIX

Voya Large-Cap Growth Fund

92913K504-AR

Class R: VGORX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$122	1.14%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,042	$10,022	$10,161
2017	$11,957	$11,795	$12,221
2018	$13,912	$13,571	$14,789
2019	$14,725	$13,910	$15,587
2020	$17,821	$15,505	$19,678
2021	$23,323	$22,313	$27,534
2022	$20,359	$21,492	$25,813
2023	$21,836	$21,928	$28,278
2024	$29,553	$27,976	$37,779
2025	$33,574	$31,646	$44,438

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	13.56%	13.51%	12.88%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

Fund Statistics

  Total Net Assets$791,671,669
  # of Portfolio Holdings53
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid3,817,862

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VGORX

Voya Large-Cap Growth Fund

92913K561-AR

Class R6: VGOSX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$60	0.56%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Total Return Based on $1,000,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
6/2/2015	$1,000,000	$1,000,000	$1,000,000
2016	$1,007,195	$1,013,900	$1,025,700
2017	$1,206,644	$1,193,200	$1,233,700
2018	$1,414,017	$1,372,900	$1,493,000
2019	$1,507,213	$1,407,300	$1,573,400
2020	$1,837,071	$1,568,500	$1,986,500
2021	$2,420,199	$2,257,300	$2,779,500
2022	$2,126,596	$2,174,200	$2,605,700
2023	$2,294,785	$2,218,300	$2,854,600
2024	$3,122,130	$2,830,200	$3,813,800
2025	$3,567,520	$3,160,747	$4,436,291

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/2/2015)
Class R6	14.23%	14.19%	13.57%
Russell 3000® Index	13.12%	15.34%	12.20%
Russell 1000® Growth Index	17.62%	17.69%	16.07%

Fund Statistics

  Total Net Assets$791,671,669
  # of Portfolio Holdings53
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid3,817,862

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGOSX

Voya Large-Cap Growth Fund

92913K553-AR

Class W: IGOWX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$69	0.64%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,096	$10,022	$10,161
2017	$12,081	$11,795	$12,221
2018	$14,129	$13,571	$14,789
2019	$15,022	$13,910	$15,587
2020	$18,274	$15,505	$19,678
2021	$24,039	$22,313	$27,534
2022	$21,087	$21,492	$25,813
2023	$22,735	$21,928	$28,278
2024	$30,922	$27,976	$37,779
2025	$35,301	$31,646	$44,438

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	14.12%	14.08%	13.44%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

Fund Statistics

  Total Net Assets$791,671,669
  # of Portfolio Holdings53
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid3,817,862

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGOWX

Voya Large-Cap Growth Fund

92913K579-AR

Class A: VYMQX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$97	0.95%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2015	$9,423	$10,000	$10,000	$10,000
2016	$9,039	$9,592	$10,022	$9,958
2017	$10,392	$11,028	$11,795	$11,667
2018	$11,448	$12,149	$13,571	$13,400
2019	$10,608	$11,257	$13,910	$12,671
2020	$10,242	$10,869	$15,505	$12,569
2021	$16,015	$16,995	$22,313	$19,704
2022	$15,024	$15,944	$21,492	$18,419
2023	$14,356	$15,235	$21,928	$17,935
2024	$18,219	$19,334	$27,976	$22,593
2025	$18,852	$20,006	$31,646	$23,083

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	-2.48%	11.65%	6.55%
Class A - Excluding Sales Charge	3.48%	12.98%	7.18%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$156,518,715
  # of Portfolio Holdings300
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid739,518

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYMQX

Voya Mid Cap Research Enhanced Index Fund

92918A105-AR

Class C: VYMRX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$147	1.45%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,546	$9,546	$10,022	$9,958
2017	$10,916	$10,916	$11,795	$11,667
2018	$11,970	$11,970	$13,571	$13,400
2019	$11,036	$11,036	$13,910	$12,671
2020	$10,611	$10,611	$15,505	$12,569
2021	$16,506	$16,506	$22,313	$19,704
2022	$15,406	$15,406	$21,492	$18,419
2023	$14,651	$14,651	$21,928	$17,935
2024	$18,593	$18,593	$27,976	$22,593
2025	$19,239	$19,239	$31,646	$23,083

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.06%	12.41%	6.76%
Class C - Excluding Sales Charge	2.98%	12.41%	6.76%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$156,518,715
  # of Portfolio Holdings300
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid739,518

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYMRX

Voya Mid Cap Research Enhanced Index Fund

92918A204-AR

Class I: VYMSX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$71	0.70%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index
2015	$250,000	$250,000	$250,000
2016	$240,455	$250,550	$248,950
2017	$277,219	$294,872	$291,670
2018	$306,132	$339,280	$335,012
2019	$284,465	$347,762	$316,787
2020	$275,228	$387,616	$314,221
2021	$431,500	$557,818	$492,605
2022	$405,656	$537,290	$460,487
2023	$388,575	$548,197	$448,376
2024	$494,494	$699,406	$564,813
2025	$513,021	$791,156	$577,081

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	3.75%	13.26%	7.45%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

Fund Statistics

  Total Net Assets$156,518,715
  # of Portfolio Holdings300
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid739,518

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYMSX

Voya Mid Cap Research Enhanced Index Fund

92918A303-AR

Class R: VYMVX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$122	1.20%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$9,571	$10,022	$9,958
2017	$10,975	$11,795	$11,667
2018	$12,065	$13,571	$13,400
2019	$11,155	$13,910	$12,671
2020	$10,742	$15,505	$12,569
2021	$16,754	$22,313	$19,704
2022	$15,678	$21,492	$18,419
2023	$14,943	$21,928	$17,935
2024	$18,920	$27,976	$22,593
2025	$19,532	$31,646	$23,083

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	3.23%	12.70%	6.92%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

Fund Statistics

  Total Net Assets$156,518,715
  # of Portfolio Holdings300
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid739,518

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYMVX

Voya Mid Cap Research Enhanced Index Fund

92918A600-AR

Class W: VYMYX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$71	0.70%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$9,620	$10,022	$9,958
2017	$11,082	$11,795	$11,667
2018	$12,253	$13,571	$13,400
2019	$11,336	$13,910	$12,671
2020	$10,972	$15,505	$12,569
2021	$17,191	$22,313	$19,704
2022	$16,172	$21,492	$18,419
2023	$15,493	$21,928	$17,935
2024	$19,716	$27,976	$22,593
2025	$20,457	$31,646	$23,083

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	3.76%	13.27%	7.42%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

Fund Statistics

  Total Net Assets$156,518,715
  # of Portfolio Holdings300
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid739,518

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYMYX

Voya Mid Cap Research Enhanced Index Fund

92918A808-AR

Class A: NMCAX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$122	1.15%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,282	$9,849	$10,022	$9,630	$9,803
2017	$10,793	$11,452	$11,795	$11,236	$11,358
2018	$12,209	$12,956	$13,571	$13,306	$12,797
2019	$12,572	$13,340	$13,910	$14,220	$13,000
2020	$14,292	$15,166	$15,505	$16,642	$13,342
2021	$20,461	$21,711	$22,313	$22,929	$20,052
2022	$16,360	$17,360	$21,492	$18,639	$18,694
2023	$17,520	$18,591	$21,928	$19,711	$17,851
2024	$21,041	$22,328	$27,976	$24,029	$21,977
2025	$23,575	$25,016	$31,646	$29,612	$24,245

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	5.60%	9.22%	8.95%
Class A - Excluding Sales Charge	12.04%	10.53%	9.60%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$699,899,653
  # of Portfolio Holdings77
  Portfolio Turnover Rate87%
  Investment Advisory Fees Paid5,529,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NMCAX

Voya MidCap Opportunities Fund

92913K884-AR

Class C: NMCCX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$201	1.90%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,775	$9,775	$10,022	$9,630	$9,803
2017	$11,282	$11,282	$11,795	$11,236	$11,358
2018	$12,672	$12,672	$13,571	$13,306	$12,797
2019	$12,943	$12,943	$13,910	$14,220	$13,000
2020	$14,601	$14,601	$15,505	$16,642	$13,342
2021	$20,755	$20,755	$22,313	$22,929	$20,052
2022	$16,484	$16,484	$21,492	$18,639	$18,694
2023	$17,500	$17,500	$21,928	$19,711	$17,851
2024	$21,017	$21,017	$27,976	$24,029	$21,977
2025	$23,548	$23,548	$31,646	$29,612	$24,245

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	10.41%	9.71%	8.94%
Class C - Excluding Sales Charge	11.22%	9.71%	8.94%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$699,899,653
  # of Portfolio Holdings77
  Portfolio Turnover Rate87%
  Investment Advisory Fees Paid5,529,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NMCCX

Voya MidCap Opportunities Fund

92913K868-AR

Class I: NMCIX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.92%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$247,174	$250,550	$240,750	$245,075
2017	$288,276	$294,872	$280,907	$283,944
2018	$327,015	$339,280	$332,650	$319,920
2019	$337,792	$347,762	$355,503	$325,006
2020	$385,122	$387,616	$416,045	$333,554
2021	$553,236	$557,818	$573,227	$501,298
2022	$443,886	$537,290	$465,977	$467,360
2023	$476,598	$548,197	$492,770	$446,282
2024	$574,180	$699,406	$600,728	$549,417
2025	$644,673	$791,156	$740,306	$606,133

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.28%	10.85%	9.94%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

Fund Statistics

  Total Net Assets$699,899,653
  # of Portfolio Holdings77
  Portfolio Turnover Rate87%
  Investment Advisory Fees Paid5,529,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NMCIX

Voya MidCap Opportunities Fund

92913K850-AR

Class R: IMORX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$148	1.40%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,826	$10,022	$9,630	$9,803
2017	$11,397	$11,795	$11,236	$11,358
2018	$12,860	$13,571	$13,306	$12,797
2019	$13,207	$13,910	$14,220	$13,000
2020	$14,974	$15,505	$16,642	$13,342
2021	$21,392	$22,313	$22,929	$20,052
2022	$17,064	$21,492	$18,639	$18,694
2023	$18,222	$21,928	$19,711	$17,851
2024	$21,837	$27,976	$24,029	$21,977
2025	$24,397	$31,646	$29,612	$24,245

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	11.72%	10.26%	9.33%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

Fund Statistics

  Total Net Assets$699,899,653
  # of Portfolio Holdings77
  Portfolio Turnover Rate87%
  Investment Advisory Fees Paid5,529,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IMORX

Voya MidCap Opportunities Fund

92913K769-AR

Class R6: IMOZX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$88	0.83%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Total Return Based on $1,000,000 Investment

	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$989,498	$1,002,200	$963,000	$980,300
2017	$1,155,631	$1,179,500	$1,123,600	$1,135,800
2018	$1,312,053	$1,357,100	$1,330,600	$1,279,700
2019	$1,357,110	$1,391,000	$1,422,000	$1,300,000
2020	$1,548,570	$1,550,500	$1,664,200	$1,334,200
2021	$2,226,566	$2,231,300	$2,292,900	$2,005,200
2022	$1,787,802	$2,149,200	$1,863,900	$1,869,400
2023	$1,920,965	$2,192,800	$1,971,100	$1,785,100
2024	$2,316,457	$2,797,600	$2,402,900	$2,197,700
2025	$2,603,976	$3,164,600	$2,961,200	$2,424,500

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	12.41%	10.95%	10.04%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

Fund Statistics

  Total Net Assets$699,899,653
  # of Portfolio Holdings77
  Portfolio Turnover Rate87%
  Investment Advisory Fees Paid5,529,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IMOZX

Voya MidCap Opportunities Fund

92913K835-AR

Class W: IMOWX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$96	0.90%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,878	$10,022	$9,630	$9,803
2017	$11,514	$11,795	$11,236	$11,358
2018	$13,055	$13,571	$13,306	$12,797
2019	$13,480	$13,910	$14,220	$13,000
2020	$15,361	$15,505	$16,642	$13,342
2021	$22,045	$22,313	$22,929	$20,052
2022	$17,677	$21,492	$18,639	$18,694
2023	$18,955	$21,928	$19,711	$17,851
2024	$22,831	$27,976	$24,029	$21,977
2025	$25,643	$31,646	$29,612	$24,245

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	12.32%	10.79%	9.87%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

Fund Statistics

  Total Net Assets$699,899,653
  # of Portfolio Holdings77
  Portfolio Turnover Rate87%
  Investment Advisory Fees Paid5,529,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IMOWX

Voya MidCap Opportunities Fund

92913K744-AR

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.78%

How did the Fund perform in the past 12 months?

For the year ended Mary 31, 2025, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength. Top individual contributors to relative returns included US Foods Holding Corp. & BJ’s Wholesale Club Holdings, Inc. The Fund’s minority sleeve, sub-advised by Voya Investment Management Co. LLC and representing roughly 25% of total assets on average, outperformed the Russell Midcap Value Index, providing a partial positive offset to underperformance of the Fund’s other, larger sleeve.

↓ Top detractors from performance: Underperformance was attributable mainly to lagging stock selection within the sleeve sub-advised by Victory Capital Management Inc. By sector, relative returns were weakest in information technology, industrials, energy, & financials; within these sectors, on an individual stock level, top detractors included Globant SA, FTI Consulting Inc., Chord Energy Corp., and lack of exposure to index constituent Robinhood Markets, Inc. Top individual laggards from other sectors included Westlake Corp. & Icon PLC. In terms of investment style effects, underexposure to price momentum detracted from the Fund’s relative performance, as higher-momentum mid-cap stocks generally outperformed lower-momentum mid-cap stocks during the period.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Value Index
2015	$250,000	$250,000	$250,000
2016	$239,250	$250,550	$249,225
2017	$271,941	$294,872	$287,282
2018	$307,045	$339,280	$311,183
2019	$283,195	$347,762	$304,680
2020	$264,136	$387,616	$283,626
2021	$412,945	$557,818	$444,187
2022	$402,853	$537,290	$443,921
2023	$371,027	$548,197	$401,793
2024	$454,801	$699,406	$496,889
2025	$465,442	$791,156	$526,835

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	2.34%	12.00%	6.41%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Value Index	6.03%	13.18%	7.74%

Fund Statistics

  Total Net Assets$143,145,794
  # of Portfolio Holdings330
  Portfolio Turnover Rate60%
  Investment Advisory Fees Paid1,121,341

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Energy Corp.	2.0%
US Foods Holding Corp.	1.9%
Hartford Financial Services Group, Inc.	1.7%
Crown Holdings, Inc.	1.5%
Quest Diagnostics, Inc.	1.5%
Willis Towers Watson PLC	1.5%
SBA Communications Corp.	1.4%
Performance Food Group Co.	1.4%
American Water Works Co., Inc.	1.4%
Camden Property Trust	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.4%
Exchange-Traded Funds	0.2%
Common Stock	96.3%

Sector Allocation

Value	Value
Industrials	19.2%
Financials	15.5%
Materials	12.2%
Consumer Discretionary	8.3%
Information Technology	8.2%
Consumer Staples	7.9%
Real Estate	6.9%
Utilities	6.9%
Health Care	6.3%
Energy	4.2%
Communication Services	0.7%
Exchange-Traded Funds	0.2%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

92913K793-AR

Class A: VWYFX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$122	1.24%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$9,425	$10,000	$10,000	$10,000
2023	$10,029	$10,641	$11,477	$10,828
2024	$12,834	$13,617	$14,643	$12,818
2025	$12,317	$13,068	$16,564	$13,073

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (10/7/2022)
Class A - Including Sales ChargeFootnote Reference*	-9.53%	8.19%
Class A - Excluding Sales Charge	-4.01%	10.64%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$1,275,974,082
  # of Portfolio Holdings96
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid9,530,233

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VWYFX

Voya Small Cap Growth Fund

92918A782-AR

Class C: VWYGX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$194	1.99%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000	$10,000
2023	$10,591	$10,591	$11,477	$10,828
2024	$13,452	$13,452	$14,643	$12,818
2025	$12,812	$12,812	$16,564	$13,073

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (10/7/2022)
Class C - Including Sales ChargeFootnote Reference*	-5.59%	9.82%
Class C - Excluding Sales Charge	-4.71%	9.82%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$1,275,974,082
  # of Portfolio Holdings96
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid9,530,233

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VWYGX

Voya Small Cap Growth Fund

92918A774-AR

Class I: TCMSX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.93%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index
2015	$250,000	$250,000	$250,000
2016	$230,894	$250,550	$227,175
2017	$292,296	$294,872	$271,951
2018	$364,419	$339,280	$340,157
2019	$367,186	$347,762	$316,754
2020	$389,821	$387,616	$339,940
2021	$600,428	$557,818	$510,386
2022	$495,794	$537,290	$379,166
2023	$501,505	$548,197	$389,328
2024	$643,976	$699,406	$460,897
2025	$619,897	$791,156	$476,811

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class IFootnote Reference*	-3.70%	9.72%	9.51%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Growth Index	3.45%	7.00%	6.67%
Footnote	Description
Footnote*	Performance prior to April 1, 2022 reflects the historical performance, fees and expenses of the predecessor fund, which commenced operations on October 1, 2004. The returns would be different if the Fund’s current fees and expenses were reflected for periods to April 1, 2022.

Fund Statistics

  Total Net Assets$1,275,974,082
  # of Portfolio Holdings96
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid9,530,233

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: TCMSX

Voya Small Cap Growth Fund

92913L288-AR

Class R: VWYIX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$146	1.49%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,626	$11,477	$10,828
2024	$13,561	$14,643	$12,818
2025	$12,983	$16,564	$13,073

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (10/7/2022)
Class R	-4.24%	10.37%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%

Fund Statistics

  Total Net Assets$1,275,974,082
  # of Portfolio Holdings96
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid9,530,233

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VWYIX

Voya Small Cap Growth Fund

92918A758-AR

Class R6: VLNPX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$82	0.84%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Total Return Based on $1,000,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index
4/4/2022	$1,000,000	$1,000,000	$1,000,000
2022	$863,926	$899,100	$842,300
2023	$874,904	$917,400	$864,800
2024	$1,124,075	$1,170,400	$1,023,800
2025	$1,083,381	$1,323,900	$1,059,200

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (4/4/2022)
Class R6	-3.60%	2.57%
Russell 3000® Index	13.12%	9.26%
Russell 2000® Growth Index	3.45%	1.91%

Fund Statistics

  Total Net Assets$1,275,974,082
  # of Portfolio Holdings96
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid9,530,233

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLNPX

Voya Small Cap Growth Fund

92913L270-AR

Class W: VWYKX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$97	0.99%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,660	$11,477	$10,828
2024	$13,673	$14,643	$12,818
2025	$13,156	$16,564	$13,073

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (10/7/2022)
Class W	-3.75%	10.92%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%

Fund Statistics

  Total Net Assets$1,275,974,082
  # of Portfolio Holdings96
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid9,530,233

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VWYKX

Voya Small Cap Growth Fund

92918A733-AR

Class A: VYSYX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$119	1.17%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Index
2015	$9,422	$10,000	$10,000	$10,000
2016	$9,438	$10,017	$10,022	$9,403
2017	$11,160	$11,845	$11,795	$11,317
2018	$12,509	$13,276	$13,571	$13,667
2019	$11,169	$11,854	$13,910	$12,431
2020	$10,445	$11,085	$15,505	$12,004
2021	$16,504	$17,516	$22,313	$19,753
2022	$14,422	$15,306	$21,492	$16,411
2023	$13,602	$14,436	$21,928	$15,643
2024	$16,047	$17,030	$27,976	$18,790
2025	$16,725	$17,751	$31,646	$19,013

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	-1.82%	8.58%	5.28%
Class A - Excluding Sales Charge	4.14%	9.87%	5.91%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$149,893,779
  # of Portfolio Holdings187
  Portfolio Turnover Rate179%
  Investment Advisory Fees Paid1,340,010

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYSYX

Voya Small Company Fund

92918A881-AR

Class C: VYSZX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$195	1.92%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,942	$9,942	$10,022	$9,403
2017	$11,674	$11,674	$11,795	$11,317
2018	$12,984	$12,984	$13,571	$13,667
2019	$11,488	$11,488	$13,910	$12,431
2020	$10,668	$10,668	$15,505	$12,004
2021	$16,740	$16,740	$22,313	$19,753
2022	$14,499	$14,499	$21,492	$16,411
2023	$13,592	$13,592	$21,928	$15,643
2024	$16,035	$16,035	$27,976	$18,790
2025	$16,713	$16,713	$31,646	$19,013

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.50%	9.04%	5.27%
Class C - Excluding Sales Charge	3.29%	9.04%	5.27%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$149,893,779
  # of Portfolio Holdings187
  Portfolio Turnover Rate179%
  Investment Advisory Fees Paid1,340,010

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYSZX

Voya Small Company Fund

92918A873-AR

Class I: VYSAX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.86%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2015	$250,000	$250,000	$250,000
2016	$251,150	$250,550	$235,075
2017	$297,958	$294,872	$282,936
2018	$335,039	$339,280	$341,674
2019	$300,008	$347,762	$310,787
2020	$281,529	$387,616	$300,095
2021	$446,207	$557,818	$493,837
2022	$391,068	$537,290	$410,280
2023	$370,071	$548,197	$391,079
2024	$437,786	$699,406	$469,744
2025	$457,595	$791,156	$475,313

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	4.46%	10.20%	6.23%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

Fund Statistics

  Total Net Assets$149,893,779
  # of Portfolio Holdings187
  Portfolio Turnover Rate179%
  Investment Advisory Fees Paid1,340,010

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYSAX

Voya Small Company Fund

92918A865-AR

Class R: VYSDX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$145	1.42%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 2000® Index
10/4/2016	$10,000	$10,000	$10,000
2017	$11,211	$11,231	$11,099
2018	$12,537	$12,922	$13,403
2019	$11,264	$13,245	$12,192
2020	$10,611	$14,763	$11,772
2021	$16,716	$21,245	$19,372
2022	$14,571	$20,464	$16,094
2023	$13,708	$20,879	$15,341
2024	$16,140	$26,638	$18,427
2025	$16,784	$30,441	$18,646

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (10/4/2016)
Class R	3.89%	9.60%	6.17%
Russell 3000® Index	13.12%	15.34%	13.72%
Russell 2000® Index	1.19%	9.64%	7.52%

Fund Statistics

  Total Net Assets$149,893,779
  # of Portfolio Holdings187
  Portfolio Turnover Rate179%
  Investment Advisory Fees Paid1,340,010

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYSDX

Voya Small Company Fund

92918A832-AR

Class R6: VYSEX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$84	0.82%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Total Return Based on $1,000,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$1,005,416	$1,002,200	$940,300
2017	$1,194,118	$1,179,500	$1,131,700
2018	$1,343,547	$1,357,100	$1,366,700
2019	$1,203,849	$1,391,000	$1,243,100
2020	$1,130,260	$1,550,500	$1,200,400
2021	$1,791,650	$2,231,300	$1,975,300
2022	$1,570,907	$2,149,200	$1,641,100
2023	$1,486,384	$2,192,800	$1,564,300
2024	$1,759,667	$2,797,600	$1,879,000
2025	$1,841,105	$3,164,600	$1,901,300

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	4.49%	10.25%	6.29%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

Fund Statistics

  Total Net Assets$149,893,779
  # of Portfolio Holdings187
  Portfolio Turnover Rate179%
  Investment Advisory Fees Paid1,340,010

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYSEX

Voya Small Company Fund

92918A824-AR

Class W: VYSGX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$94	0.92%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$10,039	$10,022	$9,403
2017	$11,910	$11,795	$11,317
2018	$13,377	$13,571	$13,667
2019	$11,977	$13,910	$12,431
2020	$11,235	$15,505	$12,004
2021	$17,791	$22,313	$19,753
2022	$15,580	$21,492	$16,411
2023	$14,737	$21,928	$15,643
2024	$17,417	$27,976	$18,790
2025	$18,205	$31,646	$19,013

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	4.46%	10.14%	6.17%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

Fund Statistics

  Total Net Assets$149,893,779
  # of Portfolio Holdings187
  Portfolio Turnover Rate179%
  Investment Advisory Fees Paid1,340,010

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYSGX

Voya Small Company Fund

92918A790-AR

VACS Series: VVJEX

Voya VACS Series MCV Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$15	0.15%

How did the Fund perform in the past 12 months?

For the year ended Mary 31, 2025, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength. Top individual contributors to relative returns included US Foods Holding Corp. & BJ’s Wholesale Club Holdings, Inc. The Fund’s minority sleeve, sub-advised by Voya Investment Management Co. LLC and representing roughly 25% of total assets on average, outperformed the Russell Midcap Value Index, providing a partial positive offset to underperformance of the Fund’s other, larger sleeve.

↓ Top detractors from performance: Underperformance was attributable mainly to lagging stock selection within the sleeve sub-advised by Victory Capital Management Inc. By sector, relative returns were weakest in information technology, industrials, energy, & financials; within these sectors, on an individual stock level, top detractors included Globant SA, FTI Consulting Inc., Chord Energy Corp., and lack of exposure to index constituent Robinhood Markets, Inc. Top individual laggards from other sectors included Westlake Corp. & Icon PLC. In terms of investment style effects, underexposure to price momentum detracted from the Fund’s relative performance, as higher-momentum mid-cap stocks generally outperformed lower-momentum mid-cap stocks during the period.

Total Return Based on $10,000 Investment

	VACS Series	Russell 3000® Index	Russell Midcap® Value Index
3/24/2023	$10,000	$10,000	$10,000
2023	$9,930	$10,522	$10,047
2024	$12,198	$13,424	$12,425
2025	$12,562	$15,185	$13,174

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (3/24/2023)
VACS Series	2.99%	11.00%
Russell 3000® Index	13.12%	21.05%
Russell Midcap® Value Index	6.03%	13.35%

Fund Statistics

  Total Net Assets$135,237,428
  # of Portfolio Holdings332
  Portfolio Turnover Rate72%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Energy Corp.	2.0%
US Foods Holding Corp.	1.9%
Hartford Financial Services Group, Inc.	1.7%
Crown Holdings, Inc.	1.5%
Quest Diagnostics, Inc.	1.5%
Willis Towers Watson PLC	1.5%
SBA Communications Corp.	1.4%
Performance Food Group Co.	1.4%
American Water Works Co., Inc.	1.4%
Genpact Ltd.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	4.3%
Exchange-Traded Funds	0.7%
Common Stock	95.5%

Sector Allocation

Value	Value
Industrials	19.0%
Financials	15.4%
Materials	12.0%
Consumer Discretionary	8.2%
Information Technology	8.2%
Consumer Staples	7.8%
Real Estate	6.9%
Utilities	6.9%
Health Care	6.2%
Energy	4.2%
Communication Services	0.7%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.3%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VACS Series: VVJEX

Voya VACS Series MCV Fund

92918A725-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended May 31, 2025 and May 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $236,900 for the year ended May 31, 2025 and $241,570 for the year ended May 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2025 and $0 for the year ended May 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $98,424 for the year ended May 31, 2025 and $96,031 for the year ended May 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2025 and $0 for the year ended May 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Equity Trust	$98,424	$96,031
Voya Investments, LLC (1)	$16,318,367	$19,440,327

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

May 31, 2025

Classes A, C, I, R, R6 and W

■	Voya Large-Cap Growth Fund	■	Voya Multi-Manager Mid Cap Value Fund
■	Voya Large Cap Value Fund	■	Voya Small Cap Growth Fund
■	Voya MidCap Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, and Voya Small Cap Growth Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, and Voya Small Cap Growth Fund (collectively referred to as the “Funds”) (five of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (five of the funds constituting Voya Equity Trust) at May 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Equity Trust	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya Large-Cap Growth Fund Voya Large Cap Value Fund Voya MidCap Opportunities Fund Voya Multi-Manager Mid Cap Value Fund	For the year ended May 31, 2025	For each of the two years in the period ended May 31, 2025	For each of the five years in the period ended May 31, 2025
Voya Small Cap Growth Fund	For the year ended May 31, 2025	For each of the two years in the period ended May 31, 2025	For each of the three years in the period then ended May 31, 2025 and the period from October 1, 2021 through May 31, 2022

For Voya Small Cap Growth Fund, the financial highlights for each of the two years in the period ended September 30, 2021, were audited by another independent registered public accounting firm whose report, dated November 29, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 23, 2025

2

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2025

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
ASSETS:
Investments in securities at fair value+*	$785,740,811	$792,433,601	$696,556,578
Short-term investments at fair value†	6,198,000	3,887,000	7,050,365
Cash	58,574	39,318	47,396
Foreign currencies at value‡	–	4,395	–
Receivables:
Fund shares sold	241,115	107,836	145,590
Dividends	408,480	1,056,290	254,295
Interest	21	103	30
Foreign tax reclaims	10,370	848	29,470
Prepaid expenses	38,520	35,614	32,213
Reimbursement due from Investment Adviser	–	39,664	16,239
Other assets	30,633	56,839	53,006
Total assets	792,726,524	797,661,508	704,185,182
LIABILITIES:
Payable for fund shares redeemed	508,935	93,184	679,029
Payable upon receipt of securities loaned	–	–	2,823,365
Payable for investment management fees	335,614	501,463	487,233
Payable for distribution and shareholder service fees	32,630	97,666	58,174
Payable to trustees under the deferred compensation plan (Note 6)	30,633	56,839	53,006
Payable for trustee fees	1,872	1,976	1,742
Other accrued expenses and liabilities	145,171	177,774	182,980
Total liabilities	1,054,855	928,902	4,285,529
NET ASSETS	$791,671,669	$796,732,606	$699,899,653
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$379,865,937	$666,166,775	$559,174,006
Total distributable earnings	411,805,732	130,565,831	140,725,647
NET ASSETS	$791,671,669	$796,732,606	$699,899,653
+ Including securities loaned at value	$—	$—	$2,755,377
* Cost of investments in securities	$385,535,618	$655,700,949	$581,916,159
† Cost of short-term investments	$6,198,000	$3,887,000	$7,050,365
‡ Cost of foreign currencies	$—	$5,012	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2025 (continued)

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
Class A
Net assets	$133,228,104	$443,092,780	$256,527,705
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,752,049	38,977,470	13,876,296
Net asset value and redemption price per share†	$48.41	$11.37	$18.49
Maximum offering price per share (5.75%)(1)	$51.36	$12.06	$19.62
Class C
Net assets	$5,638,716	$4,619,607	$4,223,461
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	178,667	406,998	648,714
Net asset value and redemption price per share†	$31.56	$11.35	$6.51
Class I
Net assets	$426,193,427	$339,151,819	$326,618,063
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	7,153,311	25,359,453	12,687,120
Net asset value and redemption price per share	$59.58	$13.37	$25.74
Class R
Net assets	$969,570	$1,250,146	$2,926,809
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	17,228	109,527	172,429
Net asset value and redemption price per share	$56.28	$11.41	$16.97
Class R6
Net assets	$191,424,583	$3,993,076	$102,197,005
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	3,205,501	299,612	3,886,441
Net asset value and redemption price per share	$59.72	$13.33	$26.30
Class W
Net assets	$34,217,269	$4,625,178	$7,406,610
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	603,241	346,576	298,040
Net asset value and redemption price per share	$56.72	$13.35	$24.85

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2025

	Voya Multi-	Voya Small Cap
	Manager Mid Cap	Growth
	Value Fund	Fund
ASSETS:
Investments in securities at fair value*	$138,215,786	$1,232,549,959
Short-term investments at fair value†	4,832,244	42,974,000
Cash	94,019	283,356
Receivables:
Fund shares sold	46,314	2,384,353
Dividends	169,130	440,710
Interest	64	57
Foreign tax reclaims	2,676	10,208
Prepaid expenses	7,633	58,343
Other assets	8,505	33,824
Total assets	143,376,371	1,278,734,810
LIABILITIES:
Payable for investment securities purchased	49,331	991,940
Payable for fund shares redeemed	12,796	610,351
Payable for investment management fees	119,355	873,419
Payable for distribution and shareholder service fees	–	15,938
Payable to trustees under the deferred compensation plan (Note 6)	8,505	33,824
Payable for trustee fees	389	2,994
Other accrued expenses and liabilities	40,201	232,262
Total liabilities	230,577	2,760,728
NET ASSETS	$143,145,794	$1,275,974,082
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$134,137,602	$1,230,926,719
Total distributable earnings	9,008,192	45,047,363
NET ASSETS	$143,145,794	$1,275,974,082
* Cost of investments in securities	$133,253,802	$1,146,632,803
† Cost of short-term investments	$4,832,244	$42,974,000

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2025 (continued)

	Voya Multi-	Voya Small Cap
	Manager Mid Cap	Growth
	Value Fund	Fund
Class A
Net assets	n/a	$58,001,661
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	1,514,343
Net asset value and redemption price per share†	n/a	$38.30
Maximum offering price per share (5.75%)(1)	n/a	$40.64
Class C
Net assets	n/a	$3,943,298
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	104,453
Net asset value and redemption price per share†	n/a	$37.75
Class I
Net assets	$143,145,794	$1,051,140,057
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	15,381,509	27,284,848
Net asset value and redemption price per share	$9.31	$38.52
Class R
Net assets	n/a	$716,356
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	18,815
Net asset value and redemption price per share	n/a	$38.07
Class R6
Net assets	n/a	$144,817,331
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	3,752,457
Net asset value and redemption price per share	n/a	$38.59
Class W
Net assets	n/a	$17,355,379
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	451,154
Net asset value and redemption price per share	n/a	$38.47

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the year ended May 31, 2025

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,301,697	$17,221,925	$5,259,036
Interest	3,437	4,001	4,711
Securities lending income, net	1,045	5,550	10,008
Other	4,431	4,701	4,196
Total investment income	4,310,610	17,236,177	5,277,951
EXPENSES:
Investment management fees	3,817,862	5,926,817	5,821,787
Distribution and shareholder service fees:
Class A	342,462	1,124,472	644,353
Class C	59,646	49,792	53,560
Class R	4,581	5,303	13,792
Transfer agent fees:
Class A	121,319	305,919	170,729
Class C	5,279	3,388	3,650
Class I	88,568	109,129	275,504
Class R	816	719	1,814
Class R6	8,401	204	1,450
Class W	29,331	3,291	5,165
Shareholder reporting expense	20,111	28,420	26,733
Registration fees	128,317	132,999	95,713
Professional fees	66,093	80,340	64,272
Custody and accounting expense	46,216	39,712	16,126
Trustee fees	18,717	19,760	17,419
Miscellaneous expense	52,355	56,864	41,581
Interest expense	—	3,692	—
Total expenses	4,810,074	7,890,821	7,253,648
Waived and reimbursed fees	—	(461,717)	(292,354)
Net expenses	4,810,074	7,429,104	6,961,294
Net investment income (loss)	(499,464)	9,807,073	(1,683,343)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	51,960,644	43,793,294	80,152,869
Foreign currency related transactions	—	(370)	—
Net realized gain	51,960,644	43,792,924	80,152,869
Net change in unrealized appreciation (depreciation) on:
Investments	49,280,802	16,851,914	2,820,175
Foreign currency related transactions	—	195	—
Net change in unrealized appreciation (depreciation)	49,280,802	16,852,109	2,820,175
Net realized and unrealized gain	101,241,446	60,645,033	82,973,044
Increase in net assets resulting from operations	$100,741,982	$70,452,106	$81,289,701
* Foreign taxes withheld	$2,211	$57,299	$17,612

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the year ended May 31, 2025

	Voya Multi-	Voya Small Cap
	Manager Mid Cap	Growth
	Value Fund	Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,009,134	$6,919,643
Interest	1,255	2,064
Other	950	6,990
Total investment income	3,011,339	6,928,697
EXPENSES:
Investment management fees	1,083,469	9,581,438
Distribution and shareholder service fees:
Class A	—	163,206
Class C	—	38,054
Class R	—	3,602
Transfer agent fees:
Class A	—	103,995
Class C	—	6,062
Class I	3,975	911,099
Class R	—	1,148
Class R6	—	880
Class W	—	15,635
Shareholder reporting expense	723	55,669
Registration fees	26,898	131,823
Professional fees	17,152	114,630
Custody and accounting expense	18,097	128,980
Trustee fees	3,888	29,942
Licensing fee (Note 7)	13,728	—
Miscellaneous expense	7,950	91,069
Interest expense	87	—
Total expenses	1,175,967	11,377,232
Waived and reimbursed fees	37,872	(51,206)
Net expenses	1,213,839	11,326,026
Net investment income (loss)	1,797,500	(4,397,329)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,565,421	56,754,307
Sale of investments in affiliates	(1,685)	—
Foreign currency related transactions	—	78
Net realized gain	10,563,736	56,754,385
Net change in unrealized appreciation (depreciation) on:
Investments	(9,131,996)	(110,557,628)
Affiliates	(1,235)	—
Foreign currency related transactions	—	(79)
Net change in unrealized appreciation (depreciation)	(9,133,231)	(110,557,707)
Net realized and unrealized gain (loss)	1,430,505	(53,803,322)
Increase (decrease) in net assets resulting from operations	$3,228,005	$(58,200,651)
* Foreign taxes withheld	$3,416	$62

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income (loss)	$(499,464)	$304,928	$9,807,073	$9,697,664
Net realized gain	51,960,644	73,822,459	43,792,924	88,099,516
Net change in unrealized appreciation (depreciation)	49,280,802	124,673,797	16,852,109	60,712,773
Increase in net assets resulting from operations	100,741,982	198,801,184	70,452,106	158,509,953
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(6,613,746)	—	(61,202,558)	(42,596,425)
Class C	(416,281)	—	(664,460)	(461,205)
Class I	(15,803,599)	(548,226)	(37,662,792)	(21,216,690)
Class R	(37,045)	—	(132,058)	(77,229)
Class R6	(6,130,766)	(224,010)	(474,596)	(1,724,515)
Class W	(1,387,416)	—	(580,085)	(442,505)
Total distributions	(30,388,853)	(772,236)	(100,716,549)	(66,518,569)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	168,593,737	189,311,229	118,115,654	144,649,644
Reinvestment of distributions	29,852,101	769,197	97,163,347	63,857,632
	198,445,838	190,080,426	215,279,001	208,507,276
Cost of shares redeemed	(190,526,549)	(376,941,309)	(156,236,867)	(185,148,369)
Net increase (decrease) in net assets resulting from capital share transactions	7,919,289	(186,860,883)	59,042,134	23,358,907
Net increase in net assets	78,272,418	11,168,065	28,777,691	115,350,291
NET ASSETS:
Beginning of year or period	713,399,251	702,231,186	767,954,915	652,604,624
End of year or period	$791,671,669	$713,399,251	$796,732,606	$767,954,915

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap		Voya Multi-
	Opportunities Fund		Manager Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income (loss)	$(1,683,343)	$(2,090,241)	$1,797,500	$1,555,076
Net realized gain	80,152,869	57,684,879	10,563,736	9,166,115
Net change in unrealized appreciation (depreciation)	2,820,175	70,944,547	(9,133,231)	17,001,914
Increase in net assets resulting from operations	81,289,701	126,539,185	3,228,005	27,723,105
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(33,114,517)	(2,420,742)	—	—
Class C	(1,595,480)	(164,101)	—	—
Class I	(30,507,030)	(2,363,805)	(15,367,349)	(1,381,358)
Class R	(373,631)	(25,490)	—	—
Class R6	(9,012,375)	(761,336)	—	—
Class W	(768,610)	(62,504)	—	—
Total distributions	(75,371,643)	(5,797,978)	(15,367,349)	(1,381,358)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	94,601,818	128,371,402	41,930,770	41,488,351
Reinvestment of distributions	66,082,223	5,059,369	15,367,349	1,381,358
	160,684,041	133,430,771	57,298,119	42,869,709
Cost of shares redeemed	(165,521,836)	(210,200,601)	(72,924,446)	(27,343,452)
Net increase (decrease) in net assets resulting from capital share transactions	(4,837,795)	(76,769,830)	(15,626,327)	15,526,257
Net increase (decrease) in net assets	1,080,263	43,971,377	(27,765,671)	41,868,004
NET ASSETS:
Beginning of year or period	698,819,390	654,848,013	170,911,465	129,043,461
End of year or period	$699,899,653	$698,819,390	$143,145,794	$170,911,465

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap
	Growth Fund
	Year Ended	Year Ended
	May 31,	May 31,
	2025	2024
FROM OPERATIONS:
Net investment loss	$(4,397,329)	$(2,473,276)
Net realized gain	56,754,385	57,904,432
Net change in unrealized appreciation (depreciation)	(110,557,707)	135,233,674
Increase (decrease) in net assets resulting from operations	(58,200,651)	190,664,830
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(6,326,845)	—
Class C	(346,585)	—
Class I	(99,499,260)	—
Class R	(74,948)	—
Class R6	(10,234,879)	—
Class W	(520,340)	—
Total distributions	(117,002,857)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	627,827,118	391,172,494
Reinvestment of distributions	110,707,357	—
	738,534,475	391,172,494
Cost of shares redeemed	(327,427,984)	(149,146,135)
Net increase in net assets resulting from capital share transactions	411,106,491	242,026,359
Net increase in net assets	235,902,983	432,691,189
NET ASSETS:
Beginning of year or period	1,040,071,099	607,379,910
End of year or period	$1,275,974,082	$1,040,071,099

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large-Cap Growth Fund
Class A
05-31-25	44.45	(0.15	)•	6.41	6.26	—		2.30	—	2.30		—	48.41	13.85	0.89	0.89	0.89	(0.32)	133,228	56
05-31-24	32.76	(0.06	)•	11.75	11.69	0.00	*	—	—	0.00	*	—	44.45	35.68	0.84	0.84	0.84	(0.16)	132,555	51
05-31-23	37.85	(0.04	)•	1.86	1.82	0.00	*	6.91	—	6.91		—	32.76	7.50	0.90	0.90	0.90	(0.12)	105,826	55
05-31-22	51.32	(0.20	)•	(4.26)	(4.46)	—		9.01	—	9.01		—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13	)•	13.62	13.49	—		6.62	—	6.62		—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
Class C
05-31-25	29.87	(0.34	)•	4.33	3.99	—		2.30	—	2.30		—	31.56	12.98	1.64	1.64	1.64	(1.07)	5,639	56
05-31-24	22.17	(0.23	)•	7.93	7.70	—		—	—	—		—	29.87	34.73	1.59	1.59	1.59	(0.92)	6,120	51
05-31-23	28.22	(0.21	)•	1.07	0.86	0.00	*	6.91	—	6.91		—	22.17	6.56	1.65	1.65	1.65	(0.88)	7,353	55
05-31-22	40.58	(0.46	)•	(2.89)	(3.35)	—		9.01	—	9.01		—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41	)•	11.09	10.68	—		6.62	—	6.62		—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
Class I
05-31-25	54.12	0.00	*•	7.79	7.79	0.03		2.30	—	2.33		—	59.58	14.20	0.58	0.58	0.58	0.00 *	426,193	56
05-31-24	39.83	0.05	•	14.31	14.36	0.07		—	—	0.07		—	54.12	36.09	0.57	0.57	0.57	0.10	381,014	51
05-31-23	44.26	0.08	•	2.40	2.48	0.00	*	6.91	—	6.91		—	39.83	7.93	0.58	0.58	0.58	0.21	440,942	55
05-31-22	58.45	(0.03	)•	(5.15)	(5.18)	0.00	*	9.01	—	9.01		—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04	•	15.32	15.36	0.12		6.62	—	6.74		—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
Class R
05-31-25	51.49	(0.31	)•	7.40	7.09	—		2.30	—	2.30		—	56.28	13.56	1.14	1.14	1.14	(0.57)	970	56
05-31-24	38.03	(0.17	)•	13.63	13.46	—		—	—	—		—	51.49	35.39	1.09	1.09	1.09	(0.39)	849	51
05-31-23	42.84	(0.14	)•	2.24	2.10	0.00	*	6.91	—	6.91		—	38.03	7.25	1.15	1.15	1.15	(0.36)	721	55
05-31-22	57.15	(0.36)		(4.94)	(5.30)	—		9.01	—	9.01		—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28	)•	15.03	14.75	—		6.62	—	6.62		—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
Class R6
05-31-25	54.23	0.01	•	7.81	7.82	0.03		2.30	—	2.33		—	59.72	14.23	0.56	0.56	0.56	0.02	191,425	56
05-31-24	39.91	0.06	•	14.33	14.39	0.07		—	—	0.07		—	54.23	36.10	0.55	0.55	0.55	0.12	159,437	51
05-31-23	44.34	0.09	•	2.39	2.48	0.00	*	6.91	—	6.91		—	39.91	7.91	0.57	0.57	0.57	0.23	121,250	55
05-31-22	58.51	(0.01	)•	(5.15)	(5.16)	0.00	*	9.01	—	9.01		—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08	•	15.33	15.41	0.15		6.62	—	6.77		—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
Class W
05-31-25	51.65	(0.04	)•	7.44	7.40	0.03		2.30	—	2.33		—	56.72	14.12	0.64	0.64	0.64	(0.07)	34,217	56
05-31-24	37.96	0.03	•	13.66	13.69	—		—	—	—		—	51.65	36.07	0.59	0.59	0.59	0.08	33,424	51
05-31-23	42.57	0.05	•	2.25	2.30	0.00	*	6.91	—	6.91		—	37.96	7.82	0.65	0.65	0.65	0.13	26,140	55
05-31-22	56.58	(0.08	)•	(4.92)	(5.00)	—		9.01	—	9.01		—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01	•	14.86	14.87	0.09		6.62	—	6.71		—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
Voya Large Cap Value Fund
Class A
05-31-25	11.95	0.13	•	1.00	1.13	0.15		1.56	—	1.71		—	11.37	9.35	1.11	1.06	1.06	1.12	443,093	100
05-31-24	10.57	0.15	•	2.42	2.57	0.15		1.04	—	1.19		—	11.95	25.80	1.16	1.10	1.10	1.29	446,407	94
05-31-23	11.89	0.15	•	(0.60)	(0.45)	0.16		0.72	—	0.88		—	10.57	(3.79)	1.12	1.07	1.07	1.34	392,251	80
05-31-22	13.25	0.12	•	0.45	0.57	0.10		1.83	—	1.93		—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57
05-31-21	9.74	0.12	•	4.39	4.51	0.16		0.84	—	1.00		—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94
Class C
05-31-25	11.94	0.04	•	0.99	1.03	0.06		1.56	—	1.62		—	11.35	8.45	1.86	1.81	1.81	0.37	4,620	100
05-31-24	10.55	0.06	•	2.44	2.50	0.07		1.04	—	1.11		—	11.94	25.02	1.91	1.85	1.85	0.55	4,919	94
05-31-23	11.88	0.06	•	(0.60)	(0.54)	0.07		0.72	—	0.79		—	10.55	(4.63)	1.87	1.82	1.82	0.58	4,905	80
05-31-22	13.25	0.02	•	0.46	0.48	0.02		1.83	—	1.85		—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Value Fund (continued)
Class C (continued)
05-31-21	9.74	0.04	•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
Class I
05-31-25	13.78	0.20	•	1.13	1.33	0.18	1.56	—	1.74	—	13.37	9.63	0.83	0.76	0.76	1.42	339,152	100
05-31-24	12.02	0.21	•	2.78	2.99	0.19	1.04	—	1.23	—	13.78	26.22	0.84	0.76	0.76	1.63	296,362	94
05-31-23	13.39	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	12.02	(3.47)	0.82	0.76	0.76	1.64	232,382	80
05-31-22	14.68	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18	•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
Class R
05-31-25	12.00	0.11	•	0.99	1.10	0.13	1.56	—	1.69	—	11.41	9.04	1.36	1.26	1.26	0.92	1,250	100
05-31-24	10.60	0.12	•	2.45	2.57	0.13	1.04	—	1.17	—	12.00	25.66	1.41	1.30	1.30	1.09	932	94
05-31-23	11.93	0.13	•	(0.61)	(0.48)	0.13	0.72	—	0.85	—	10.60	(4.07)	1.37	1.27	1.27	1.14	779	80
05-31-22	13.29	0.09	•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10	•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
Class R6
05-31-25	13.74	0.20	•	1.14	1.34	0.19	1.56	—	1.75	—	13.33	9.70	0.80	0.74	0.74	1.46	3,993	100
05-31-24	11.99	0.21	•	2.77	2.98	0.19	1.04	—	1.23	—	13.74	26.23	0.80	0.74	0.74	1.66	14,283	94
05-31-23	13.36	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	11.99	(3.45)	0.79	0.74	0.74	1.67	17,456	80
05-31-22	14.65	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18	•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
Class W
05-31-25	13.76	0.19	•	1.14	1.33	0.18	1.56	—	1.74	—	13.35	9.60	0.86	0.81	0.81	1.37	4,625	100
05-31-24	12.00	0.20	•	2.78	2.98	0.18	1.04	—	1.22	—	13.76	26.17	0.91	0.85	0.85	1.55	5,051	94
05-31-23	13.37	0.20	•	(0.67)	(0.47)	0.18	0.72	—	0.90	—	12.00	(3.52)	0.87	0.82	0.82	1.59	4,831	80
05-31-22	14.66	0.17	•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17	•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
Voya MidCap Opportunities Fund
Class A
05-31-25	18.67	(0.07	)•	2.43	2.36	—	2.54	—	2.54	—	18.49	12.04	1.19	1.15	1.15	(0.39)	256,528	87
05-31-24	15.70	(0.09	)•	3.23	3.14	—	0.17	—	0.17	—	18.67	20.10	1.25	1.20	1.20	(0.50)	260,381	70
05-31-23	14.66	(0.09	)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17	)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20	)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
Class C
05-31-25	8.03	(0.08	)•	1.10	1.02	—	2.54	—	2.54	—	6.51	11.22	1.94	1.90	1.90	(1.14)	4,223	87
05-31-24	6.89	(0.09	)•	1.40	1.31	—	0.17	—	0.17	—	8.03	19.23	2.00	1.95	1.95	(1.24)	6,266	70
05-31-23	6.49	(0.09	)•	0.49	0.40	—	—	—	—	—	6.89	6.16	2.07	2.00	2.00	(1.32)	7,417	60
05-31-22	13.68	(0.18	)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62
05-31-21	13.41	(0.23	)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
Class I
05-31-25	25.09	(0.04	)•	3.23	3.19	—	2.54	—	2.54	—	25.74	12.28	0.96	0.92	0.92	(0.16)	326,618	87
05-31-24	20.98	(0.04	)•	4.32	4.28	—	0.17	—	0.17	—	25.09	20.48	0.94	0.89	0.89	(0.18)	326,546	70
05-31-23	19.54	(0.05	)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14	)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16	)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
Class R
05-31-25	17.36	(0.11	)•	2.26	2.15	—	2.54	—	2.54	—	16.97	11.72	1.44	1.40	1.40	(0.64)	2,927	87
05-31-24	14.64	(0.12	)•	3.01	2.89	—	0.17	—	0.17	—	17.36	19.84	1.50	1.45	1.45	(0.74)	2,683	70
05-31-23	13.71	(0.12	)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21	)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya MidCap Opportunities Fund (continued)
Class R (continued)
05-31-21	19.65	(0.25	)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
Class R6
05-31-25	25.56	(0.02	)•	3.30	3.28	—	2.54	—	2.54	—	26.30	12.41	0.87	0.83	0.83	(0.07)	102,197	87
05-31-24	21.35	(0.03	)•	4.41	4.38	—	0.17	—	0.17	—	25.56	20.59	0.88	0.83	0.83	(0.13)	94,763	70
05-31-23	19.87	(0.03	)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12	)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14	)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
Class W
05-31-25	24.29	(0.03	)•	3.13	3.10	—	2.54	—	2.54	—	24.85	12.32	0.94	0.90	0.90	(0.14)	7,407	87
05-31-24	20.32	(0.06	)•	4.20	4.14	—	0.17	—	0.17	—	24.29	20.45	1.00	0.95	0.95	(0.26)	8,181	70
05-31-23	18.95	(0.06	)•	1.43	1.37	—	—	—	—	—	20.32	7.23	1.07	1.00	1.00	(0.33)	11,373	60
05-31-22	29.11	(0.15	)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17	)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
Voya Multi-Manager Mid Cap Value Fund
Class I
05-31-25	10.12	0.12	•	0.18	0.30	0.15	0.96	—	1.11	—	9.31	2.34	0.76	0.78	0.78	1.16	143,146	60
05-31-24	8.34	0.10	•	1.77	1.87	0.09	—	—	0.09	—	10.12	22.58	0.80	0.79	0.79	1.09	170,911	57
05-31-23	9.84	0.14	•	(0.88)	(0.74)	0.21	0.55	—	0.76	—	8.34	(7.90)	0.82	0.78	0.78	1.50	129,043	133
05-31-22	11.72	0.11	•	(0.31)	(0.20)	0.15	1.53	—	1.68	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09	•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34 (4)	0.79	0.78	0.78	0.93	175,387	47
Voya Small Cap Growth Fund(5)
Class A
05-31-25	43.74	(0.29	)•	(0.79)	(1.08)	0.65	3.71	—	4.36	—	38.30	(4.01)	1.25	1.24	1.24	(0.66)	58,002	130
05-31-24	34.19	(0.24	)•	9.79	9.55	—	—	—	—	—	43.74	27.93	1.25	1.24	1.24	(0.63)	64,303	103
10-07-22(6)-
05-31-23	32.13	(0.13	)•	2.19	2.06	—	—	—	—	—	34.19	6.41	1.23	1.19	1.19	(0.58)	52,722	100
Class C
05-31-25	43.20	(0.60	)•	(0.80)	(1.40)	0.34	3.71	—	4.05	—	37.75	(4.71)	2.00	1.99	1.99	(1.42)	3,943	130
05-31-24	34.03	(0.53	)•	9.70	9.17	—	—	—	—	—	43.20	26.95	2.00	1.99	1.99	(1.39)	3,558	103
10-07-22(6)-
05-31-23	32.13	(0.30	)•	2.20	1.90	—	—	—	—	—	34.03	5.91	1.98	1.94	1.94	(1.34)	3,124	100
Class I(7)
05-31-25	43.96	(0.15	)•	(0.79)	(0.94)	0.79	3.71	—	4.50	—	38.52	(3.70)	0.94	0.93	0.93	(0.35)	1,051,140	130
05-31-24	34.25	(0.12	)•	9.83	9.71	—	—	—	—	—	43.96	28.35	0.92	0.91	0.91	(0.30)	888,570	103
05-31-23	33.86	(0.13	)•	0.52	0.39	—	—	—	—	—	34.25	1.15	0.96	0.92	0.92	(0.37)	506,612	100
10-01-21-
05-31-22	49.63	(0.16	)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32	)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
09-30-20	34.36	(0.17	)•	3.58	3.41	—	0.51	—	0.51	—	37.26	9.99	0.94	0.94	0.94	(0.53)	369	111
Class R
05-31-25	43.56	(0.40	)•	(0.78)	(1.18)	0.60	3.71	—	4.31	—	38.07	(4.24)	1.50	1.49	1.49	(0.92)	716	130
05-31-24	34.14	(0.34	)•	9.76	9.42	—	—	—		—	43.56	27.59	1.50	1.49	1.49	(0.88)	643	103
10-07-22(6)-
05-31-23	32.13	(0.19	)•	2.20	2.01						34.14	6.26	1.48	1.44	1.44	(0.85)	319	100
Class R6
05-31-25	44.02	(0.12	)•	(0.77)	(0.89)	0.83	3.71	—	4.54	—	38.59	(3.60)	0.85	0.84	0.84	(0.27)	144,817	130
05-31-24	34.27	(0.08	)•	9.83	9.75	—	—	—	—	—	44.02	28.45	0.84	0.83	0.83	(0.21)	79,119	103
05-31-23	33.84	(0.08	)•	0.51	0.43	—	—	—	—	—	34.27	1.27	0.87	0.83	0.83	(0.23)	41,179	100

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Cap Growth Fund(5) (continued)
Class R6 (continued)
04-04-22(6)-
05-31-22	39.17	(0.05	)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
05-31-25	43.92	(0.18	)•	(0.78)	(0.96)	0.78	3.71	—	4.49	—	38.47	(3.75)	1.00	0.99	0.99	(0.44)	17,355	130
05-31-24	34.25	(0.15	)•	9.82	9.67	—	—	—	—	—	43.92	28.23	1.00	0.99	0.99	(0.39)	3,877	103
10-07-22(6)-
05-31-23	32.13	(0.07	)•	2.19	2.12	—	—	—	—	—	34.25	6.60	0.98	0.94	0.94	(0.33)	3,425	100

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13% on Classes I.
(5)	Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and after the net assets are expressed in thousands.
(6)	Commencement of operations.
(7)	Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”) and Voya Small Cap Growth Fund (“Small Cap Growth”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business on April 1, 2022. The Predecessor Fund was a diversified series of Professionally Managed Portfolios, a Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the Reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.

Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:

Annually	Quarterly
Large-Cap Growth	Large Cap Value
MidCap Opportunities
Multi-Manager Mid Cap Value
Small Cap Growth

Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large-Cap Growth	$418,084,303	$437,269,111
Large Cap Value	787,215,214	814,224,815
MidCap Opportunities	602,405,329	674,185,778
Multi-Manager Mid Cap Value	91,879,839	122,056,586
Small Cap Growth	1,800,603,056	1,509,528,632

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion;
0.725% on the next $1 billion;
0.70% on the next $1 billion;
0.675% on the next $1 billion; and 0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and 0.70% thereafter
Multi-Manager Mid Cap Value	0.80% on Actively Managed Assets
0.40% on Passively Managed Assets
Small Cap Growth	0.80% on all assets

Prior to October 1, 2024, the Investment Adviser was obligated to waive 0.02% of the management fee for Small

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Cap Growth. Effective October 1, 2024, this obligation was terminated. Termination of this obligation required approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Victory Capital Management, Inc. and Voya IM*
Small Cap Growth	Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C	Class R
Large-Cap Growth	0.25%	1.00%	0.50%
Large Cap Value	0.25%	1.00%	0.50%
MidCap Opportunities	0.25%	1.00%	0.50%
Small Cap Growth	0.25%	1.00%	0.50%

For Large-Cap Growth, of this Class A 0.25% rate, Distribution Fees shall not exceed 0.10%.

For Large Cap Value, the Distributor has agreed to waive 0.05% of the Distribution Fee for Class R. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2025, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$14,407	$—
Large Cap Value	15,540	—
MidCap Opportunities	5,231	—
Small Cap Growth	7,680	—

Contingent Deferred Sales Charges:
Large-Cap Growth	$—	$130
Large Cap Value	—	136
MidCap Opportunities	185	111
Small Cap Growth	—	1,017

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2025, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	9.00%
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	9.56
Voya Solution Aggressive Portfolio	Multi-Manager Mid Cap Value	6.58
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	17.20

The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Large-Cap Growth	$2,416
Large Cap Value	13,771
MidCap Opportunities	7,849
Small Cap Growth	5,385

NOTE 7 — LICENSING FEE

Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Large-Cap Growth	1.15%	1.90%	0.90%	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	N/A	N/A	N/A
Small Cap Growth	1.30%	2.05%	0.95%	1.55%	0.85%	1.05%

Pursuant to side letter agreements, through October 1, 2025, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above.

There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	1.35%	0.74%	0.85%
MidCap Opportunities	1.26%	2.01%	0.93%	1.51%	0.83%	1.01%

For MidCap Opportunities, any fee waived pursuant to the side letter shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2026	2027	2028	Total
Large Cap Value	$373,343	$387,781	$414,816	$1,175,940
Multi-Manager Mid Cap Value	35,292	13,448	—	48,740

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of May 31, 2025, are as follows:

	May 31,
	2026	2027	2028	Total
Large Cap Value
Class I	$10,270	$43,749	$46,170	$100,189
Class R6	131	356	204	691

The expense limitation agreements are contractual through October 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9,

NOTES TO FINANCIAL STATEMENTS As OF MAY 31, 2025 (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended May 31, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Large Cap Value	7	$3,067,571	6.19%
Multi-Manager Mid Cap Value	1	536,000	5.83

NOTE 10 — CAPITAL SHARES

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large-Cap Growth
Class A
5/31/2025	172,384	—	121,569	(523,737)	—	(229,784)	8,272,769	—	6,175,708	(25,262,815)	—	(10,814,338)
5/31/2024	176,634	—	1	(424,991)	—	(248,356)	6,882,031	—	—	(15,955,408)	—	(9,073,377)
Class C
5/31/2025	20,016	—	12,494	(58,734)	—	(26,224)	601,120	—	415,172	(1,827,687)	—	(811,395)
5/31/2024	17,141	—	—	(143,944)	—	(126,803)	433,583	—	—	(3,603,796)	—	(3,170,213)
Class I
5/31/2025	1,207,704	—	251,618	(1,346,056)	—	113,266	68,569,715	—	15,705,994	(77,981,988)	—	6,293,721
5/31/2024	2,385,744	—	11,971	(6,428,526)	—	(4,030,811)	116,307,042	—	545,186	(284,314,580)	—	(167,462,352)
Class R
5/31/2025	2,417	—	627	(2,308)	—	736	135,951	—	37,045	(126,879)	—	46,117
5/31/2024	18,097	—	—	(20,542)	—	(2,445)	796,330	—	—	(958,200)	—	(161,870)
Class R6
5/31/2025	1,428,991	—	97,998	(1,261,400)	—	265,589	84,206,742	—	6,130,766	(73,900,511)	—	16,436,997
5/31/2024	868,135	—	4,909	(971,141)	—	(98,097)	39,417,920	—	224,011	(44,988,787)	—	(5,346,856)
Class W
5/31/2025	135,871	—	23,338	(203,103)	—	(43,894)	6,807,440	—	1,387,416	(11,426,669)	—	(3,231,813)
5/31/2024	600,145	—	—	(641,652)	—	(41,507)	25,475,129	—	—	(27,120,538)	—	(1,645,409)
Large Cap Value
Class A
5/31/2025	874,807	—	5,000,402	(4,244,237)	—	1,630,972	10,227,541	—	57,772,979	(50,191,061)	—	17,809,459
5/31/2024	509,742	—	3,759,741	(4,044,748)	—	224,735	5,661,062	—	40,095,153	(45,419,707)	—	336,508
Class C
5/31/2025	46,179	—	57,651	(108,951)	—	(5,121)	546,413	—	664,460	(1,251,756)	—	(40,883)
5/31/2024	50,709	—	43,495	(146,867)	—	(52,663)	574,576	—	461,205	(1,641,790)	—	(606,009)
Class I
5/31/2025	6,750,761	—	2,767,243	(5,658,702)	—	3,859,302	91,448,647	—	37,545,196	(76,091,639)	—	52,902,204
5/31/2024	10,480,394	—	1,713,753	(10,034,399)	—	2,159,748	137,419,903	—	21,062,269	(128,854,418)	—	29,627,754
Class R
5/31/2025	29,547	—	11,371	(9,098)	—	31,820	345,287	—	131,804	(107,126)	—	369,965
5/31/2024	7,800	—	7,209	(10,816)	—	4,193	88,895	—	77,058	(120,808)	—	45,145
Class R6
5/31/2025	1,108,451	—	34,708	(1,882,702)	—	(739,543)	15,443,688	—	474,596	(27,622,616)	—	(11,704,332)
5/31/2024	64,131	—	140,793	(622,208)	—	(417,284)	821,457	—	1,724,514	(8,130,263)	—	(5,584,292)
Class W
5/31/2025	8,028	—	42,423	(71,036)	—	(20,585)	104,078	—	574,312	(972,669)	—	(294,279)

NOTES TO FINANCIAL STATEMENTS As OF MAY 31, 2025 (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large Cap Value (continued)
Class W
5/31/2024	6,486	—	35,702	(77,783)	—	(35,595)	83,751	—	437,433	(981,383)	—	(460,199)
MidCap Opportunities
Class A
5/31/2025	756,769	—	1,426,683	(2,254,720)	—	(71,268)	14,256,800	—	27,549,252	(42,302,303)	—	(496,251)
5/31/2024	1,558,229	—	121,275	(2,607,912)	—	(928,408)	27,776,297	—	2,110,192	(45,834,153)	—	(15,947,664)
Class C
5/31/2025	34,874	—	225,230	(391,556)	—	(131,452)	247,304	—	1,536,068	(2,787,732)	—	(1,004,360)
5/31/2024	56,002	—	21,073	(373,123)	—	(296,048)	414,306	—	158,261	(2,881,089)	—	(2,308,522)
Class I
5/31/2025	2,150,650	—	1,009,659	(3,487,948)	—	(327,639)	54,342,386	—	27,119,444	(89,323,341)	—	(7,861,511)
5/31/2024	3,160,169	—	88,517	(4,627,080)	—	(1,378,394)	75,461,754	—	2,067,747	(109,572,708)	—	(32,043,207)
Class R
5/31/2025	13,483	—	21,004	(16,643)	—	17,844	233,320	—	372,823	(299,288)	—	306,855
5/31/2024	14,175	—	1,570	(14,520)	—	1,225	239,287	—	25,435	(234,137)	—	30,585
Class R6
5/31/2025	970,877	—	318,916	(1,110,631)	—	179,162	25,051,403	—	8,744,666	(28,672,005)	—	5,124,064
5/31/2024	989,882	—	26,718	(1,918,028)	—	(901,428)	24,053,943	—	635,897	(46,386,851)	—	(21,697,011)
Class W
5/31/2025	19,547	—	29,320	(87,584)	—	(38,717)	470,605	—	759,970	(2,137,167)	—	(906,592)
5/31/2024	18,877	—	2,734	(244,458)	—	(222,847)	425,815	—	61,837	(5,291,663)	—	(4,804,011)
Multi-Manager Mid Cap Value
Class I
5/31/2025	4,335,897	—	1,560,137	(7,409,215)	—	(1,513,181)	41,930,770	—	15,367,349	(72,924,446)	—	(15,626,327)
5/31/2024	4,181,267	—	151,465	(2,907,363)	—	1,425,369	41,488,351	—	1,381,358	(27,343,452)	—	15,526,257
Small Cap Growth
Class A
5/31/2025	149,083	—	119,237	(224,227)	—	44,093	6,456,002	—	5,400,263	(9,552,931)	—	2,303,334
5/31/2024	134,642	—	—	(206,278)	—	(71,636)	5,183,038	—	—	(7,971,307)	—	(2,788,269)
Class C
5/31/2025	46,168	—	7,681	(31,742)	—	22,107	1,913,918	—	344,096	(1,373,402)	—	884,612
5/31/2024	32,486	—	—	(41,943)	—	(9,457)	1,255,616	—	—	(1,612,622)	—	(357,006)
Class I
5/31/2025	11,613,215	—	2,069,370	(6,609,997)	—	7,072,588	491,883,399	—	94,135,656	(277,767,515)	—	308,251,540
5/31/2024	8,565,003	—	—	(3,142,259)	—	5,422,744	345,066,712	—	—	(124,178,046)	—	220,888,666
Class R
5/31/2025	12,403	—	1,663	(10,016)	—	4,050	533,794	—	74,948	(435,151)	—	173,591
5/31/2024	8,163	—	—	(2,745)	—	5,418	340,409	—	—	(99,196)	—	241,213
Class R6
5/31/2025	2,545,335	—	224,701	(815,105)	—	1,954,931	108,500,707	—	10,232,891	(35,461,112)	—	83,272,486
5/31/2024	960,715	—	—	(364,827)	—	595,888	38,977,551	—	—	(14,540,503)	—	24,437,048
Class W
5/31/2025	424,586	—	11,435	(73,156)	—	362,865	18,539,298	—	519,503	(2,837,873)	—	16,220,928
5/31/2024	8,457	—	—	(20,173)	—	(11,716)	349,168	—	—	(744,461)	—	(395,293)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have

NOTES TO FINANCIAL STATEMENTS As OF MAY 31, 2025 (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2025:

MidCap Opportunities
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BMO Capital Markets Corp	$1,223,721	$(1,223,721)	$—
BNP Paribas Securities Corp.	242,317	(242,317)	—
HSBC Bank PLC	14,418	(14,418)	—
Jefferies LLC	849,953	(849,953)	—
National Financial Services LLC	424,968	(424,968)	—
Total	$2,755,377	$(2,755,377)	$—

(1)	Cash collateral with a fair value of $2,823,365 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

The following permanent tax differences have been reclassified as of May 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Large-Cap Growth	$(474,334)	$474,334

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	May 31, 2025		May 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Large-Cap Growth	$261,501	$30,127,352	$772,236	$—
Large Cap Value	24,699,945	76,016,604	16,081,142	50,437,427
MidCap Opportunities	—	75,371,643	—	5,797,978
Multi-Manager Mid Cap Value	7,118,982	8,248,367	1,381,358	—
Small Cap Growth	31,769,541	85,233,316	—	—

NOTES TO FINANCIAL STATEMENTS As OF MAY 31, 2025 (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of May 31, 2025, were:

			Late Year
	Undistributed	Undistributed	Ordinary	Post- October	Unrealized				Total
	Ordinary	Long-term	Losses	Capital Losses	Appreciation/	Capital Loss		Carryforward	Distributable
	Income	Capital Gains	Deferred	Deferred	(Depreciation)	Amount		Character	Earnings/(Loss)
Large-Cap Growth	$—	$18,744,942	$—	$—	$393,060,790	$—		—	$411,805,732
Large Cap Value	1,187,820	—	—	(2,162,218)	131,540,229	—		—	130,565,831
MidCap Opportunities	—	29,592,367	(157,303)	—	111,290,583	—		—	140,725,647
Multi-Manager Mid Cap Value	—	5,063,794	—	—	3,944,398	—		—	9,008,192
Small Cap Growth	—	—	(12,573,044)	(1,266,421)	74,029,593	(15,142,765	)*	Short-term	45,047,363

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2025 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also

NOTES TO FINANCIAL STATEMENTS As OF MAY 31, 2025 (CONTINUED)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS As OF MAY 31, 2025 (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to May 31, 2025, the following Fund declared dividends from net investment income of:

	Per Share
	Amount	Payable Date	Record Date
Large Cap Value
Class A	$0.0324	July 2, 2025	June 30, 2025
Class C	$0.0105	July 2, 2025	June 30, 2025
Class I	$0.0408	July 2, 2025	June 30, 2025
Class R	$0.0269	July 2, 2025	June 30, 2025
Class R6	$0.0413	July 2, 2025	June 30, 2025
Class W	$0.0394	July 2, 2025	June 30, 2025

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Reorganization: The Board approved a proposal to reorganize each disappearing portfolio set forth below (together, the “Disappearing Portfolios”) with and into the following “Surviving Fund” (each a “Reorganization” and together, the “Reorganizations”):

Disappearing Portfolio	Surviving Fund
(not included in this report)
Voya Large Cap Value Portfolio	Large Cap Value
VY® T. Rowe Price Equity Income Portfolio

Each proposed Reorganization is subject to approval by the shareholders of the relevant Disappearing Portfolio. A proxy statement/prospectus detailing the proposed Reorganizations is expected to be mailed to the Disappearing Portfolios’ shareholders on or about October 1, 2025, and shareholder meetings are scheduled to be held on or about November 20, 2025. If shareholder approval is obtained, the proposed Reorganizations are expected to take place on or about December 5, 2025.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.2%
	Communication Services: 14.3%
146,856	Alphabet, Inc. - Class A	$25,221,050	3.2
65,990	Meta Platforms, Inc. - Class A	42,727,865	5.4
19,471 (1)	Netflix, Inc.	23,505,975	3.0
54,330 (1)	ROBLOX Corp. - Class A	4,725,623	0.6
16,621 (1)	Spotify Technology SA	11,055,292	1.4
24,935 (1)	Take-Two Interactive Software, Inc.	5,642,292	0.7
		112,878,097	14.3

	Consumer Discretionary: 12.8%
284,181 (1)	Amazon.com, Inc.	58,259,947	7.4
1,861	Booking Holdings, Inc.	10,270,729	1.3
25,720 (1)	Burlington Stores, Inc.	5,871,104	0.7
35,474	Lowe's Cos., Inc.	8,007,546	1.0
56,730	Starbucks Corp.	4,762,483	0.6
42,115 (1)	Tesla, Inc.	14,591,163	1.8
		101,762,972	12.8

	Consumer Staples: 3.8%
342,980	Kenvue, Inc.	8,186,933	1.0
73,240	McCormick & Co., Inc.	5,326,745	0.7
48,550	Philip Morris International, Inc.	8,767,645	1.1
77,063	Walmart, Inc.	7,607,659	1.0
		29,888,982	3.8

	Energy: 0.6%
44,705	Chesapeake Energy Corp.	5,191,592	0.6

	Financials: 6.7%
178,997	Blue Owl Capital, Inc.	3,343,664	0.4
13,150	Goldman Sachs Group, Inc.	7,895,918	1.0
12,620	MSCI, Inc.	7,117,932	0.9
58,723	Tradeweb Markets, Inc. - Class A	8,482,537	1.1
72,448	Visa, Inc. - Class A	26,457,285	3.3
		53,297,336	6.7

	Health Care: 8.1%
65,205 (1)	Boston Scientific Corp.	6,863,478	0.9
27,515	Danaher Corp.	5,225,098	0.7
28,265	Eli Lilly & Co.	20,850,243	2.6
19,278 (1)	Intuitive Surgical, Inc.	10,648,011	1.3
11,248	McKesson Corp.	8,093,048	1.0
3,090 (1)	Mettler-Toledo International, Inc.	3,570,557	0.5
20,139 (1)	Vertex Pharmaceuticals, Inc.	8,902,445	1.1
		64,152,880	8.1

	Industrials: 4.7%
41,421	3M Co.	6,144,805	0.8
13,427 (1)	Axon Enterprise, Inc.	10,075,084	1.3
22,629 (1)	Builders FirstSource, Inc.	2,436,691	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,994	Comfort Systems USA, Inc.	$5,257,661	0.7
65,369	Johnson Controls International PLC	6,626,455	0.8
4,411	TransDigm Group, Inc.	6,477,245	0.8
		37,017,941	4.7

	Information Technology: 45.9%
329,346	Apple, Inc.	66,149,144	8.4
11,296 (1)	AppLovin Corp. - Class A	4,439,328	0.6
44,140 (1)	Atlassian Corp. - Class A	9,164,788	1.2
149,017	Broadcom, Inc.	36,072,545	4.6
21,352 (1)	Crowdstrike Holdings, Inc. - Class A	10,064,692	1.3
37,816	Micron Technology, Inc.	3,572,099	0.4
208,952	Microsoft Corp.	96,193,143	12.1
12,914 (1)	Monday.com Ltd.	3,841,786	0.5
675,425	NVIDIA Corp.	91,270,180	11.5
24,033	Oracle Corp.	3,978,182	0.5
61,811 (1)	Palantir Technologies, Inc. - Class A	8,145,454	1.0
50,500 (1)	Palo Alto Networks, Inc.	9,717,210	1.2
14,928 (1)	ServiceNow, Inc.	15,093,552	1.9
26,065 (1)	Snowflake, Inc. - Class A	5,360,789	0.7
		363,062,892	45.9

	Materials: 1.6%
21,053	Sherwin-Williams Co.	7,554,027	0.9
19,881	Vulcan Materials Co.	5,269,856	0.7
		12,823,883	1.6

	Real Estate: 0.7%
36,714	Welltower, Inc.	5,664,236	0.7

	Total Common Stock
	(Cost $385,535,618)	785,740,811	99.2

See Accompanying Notes to Financial Statements

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
6,198,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220% (Cost $6,198,000)	$6,198,000	0.8

	Total Short-Term Investments (Cost $6,198,000)	$6,198,000	0.8

	Total Investments in Securities
	(Cost $391,733,618)	$791,938,811	100.0
	Liabilities in Excess of Other Assets	(267,142)	0.0
	Net Assets	$791,671,669	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$785,740,811	$—	$—	$785,740,811
Short-Term Investments	6,198,000	—	—	6,198,000
Total Investments, at fair value	$791,938,811	$—	$—	$791,938,811

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $398,878,021.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$406,667,529
Gross Unrealized Depreciation	(13,606,739)
Net Unrealized Appreciation	$393,060,790

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.4%
	Communication Services: 6.5%
1,131,303	AT&T, Inc.	$31,450,224	4.0
176,128 (1)	Pinterest, Inc. - Class A	5,479,342	0.7
32,129 (1)	Take-Two Interactive Software, Inc.	7,270,150	0.9
753,329 (1)	Warner Bros Discovery, Inc.	7,510,690	0.9
		51,710,406	6.5

	Consumer Discretionary: 3.4%
1,403	Booking Holdings, Inc.	7,743,059	1.0
39,487	Lowe's Cos., Inc.	8,913,400	1.1
56,011	Tapestry, Inc.	4,399,664	0.6
35,301	Williams-Sonoma, Inc.	5,710,290	0.7
		26,766,413	3.4

	Consumer Staples: 9.9%
794,270	Albertsons Cos., Inc. - Class A	17,656,622	2.2
927,576	Kenvue, Inc.	22,141,239	2.8
239,568	McCormick & Co., Inc.	17,423,781	2.2
120,678	Philip Morris International, Inc.	21,793,240	2.7
		79,014,882	9.9

	Energy: 7.9%
163,945	Chesapeake Energy Corp.	19,038,933	2.4
153,526	Chevron Corp.	20,987,004	2.6
83,818	EOG Resources, Inc.	9,100,120	1.1
384,900	HF Sinclair Corp.	13,906,437	1.8
		63,032,494	7.9

	Financials: 23.2%
243,986	American International Group, Inc.	20,650,975	2.6
62,318	Arthur J Gallagher & Co.	21,651,766	2.7
574,849	Bank of America Corp.	25,368,086	3.2
260,987	Bank of New York Mellon Corp.	23,126,058	2.9
24,721	Goldman Sachs Group, Inc.	14,843,724	1.8
119,562	Intercontinental Exchange, Inc.	21,497,248	2.7
238,731	Lazard, Inc.	10,360,925	1.3
81,011	PNC Financial Services Group, Inc.	14,080,522	1.8
216,231	SLM Corp.	6,999,398	0.9
90,682	State Street Corp.	8,730,863	1.1
234,551	Wells Fargo & Co.	17,539,724	2.2
		184,849,289	23.2

	Health Care: 13.2%
103,162	Abbott Laboratories	13,780,380	1.7
91,925	AbbVie, Inc.	17,108,162	2.2
45,997	Alcon, Inc.	3,952,982	0.5
190,672 (1)	Centene Corp.	10,761,528	1.4
58,610	Danaher Corp.	11,130,039	1.4
10,325	McKesson Corp.	7,428,941	0.9

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,114 (1)	Mettler-Toledo International, Inc.	$8,220,369	1.0
47,247	Quest Diagnostics, Inc.	8,189,795	1.0
17,971	Stryker Corp.	6,876,423	0.9
39,632	Universal Health Services, Inc. - Class B	7,543,951	0.9
23,663 (1)	Vertex Pharmaceuticals, Inc.	10,460,229	1.3
		105,452,799	13.2

	Industrials: 12.4%
98,629	3M Co.	14,631,612	1.8
99,230 (1)	Boeing Co.	20,572,364	2.6
32,528	Deere & Co.	16,467,625	2.1
143,452	Johnson Controls International PLC	14,541,729	1.8
161,141	Leonardo DRS, Inc.	6,816,264	0.9
20,285	Parker-Hannifin Corp.	13,483,440	1.7
22,275 (1)	Saia, Inc.	5,889,733	0.7
4,405	TransDigm Group, Inc.	6,468,434	0.8
		98,871,201	12.4

	Information Technology: 8.6%
45,181	Accenture PLC - Class A	14,314,244	1.8
21,026 (1)	Adobe, Inc.	8,727,682	1.1
20,605	Broadcom, Inc.	4,987,852	0.6
2,483	Constellation Software, Inc.	9,002,669	1.1
48,005 (1)	Globant SA	4,708,810	0.6
113,525	Micron Technology, Inc.	10,723,572	1.3
40,062	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,744,786	1.0
33,797 (1)	Workday, Inc. - Class A	8,371,855	1.1
		68,581,470	8.6

	Materials: 3.7%
316,466	Alcoa Corp.	8,471,795	1.1
78,144	CF Industries Holdings, Inc.	7,088,442	0.9
58,539	Crown Holdings, Inc.	5,766,092	0.7
74,011	Nucor Corp.	8,093,843	1.0
		29,420,172	3.7

	Real Estate: 5.6%
218,939	Boston Properties, Inc.	14,741,163	1.8
72,822	Extra Space Storage, Inc.	11,007,045	1.4
121,954	Welltower, Inc.	18,815,063	2.4
		44,563,271	5.6

	Utilities: 5.0%
90,770	DTE Energy Co.	12,403,720	1.6
158,130	Duke Energy Corp.	18,615,064	2.3

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
112,951	Public Service Enterprise Group, Inc.	$9,152,420	1.1
		40,171,204	5.0

	Total Common Stock (Cost $655,700,949)	792,433,601	99.4

WARRANTS: —%
	Information Technology: —%
2,377 (2)	Constellation Software, Inc.	—	—

	Total Warrants (Cost $—)	—	—

	Total Long-Term Investments (Cost $655,700,949)	792,433,601	99.4

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
3,887,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220% (Cost $3,887,000)	$3,887,000	0.5

	Total Short-Term Investments
	(Cost $3,887,000)	3,887,000	0.5

	Total Investments in Securities
	(Cost $659,587,949)	$796,320,601	99.9
	Assets in Excess of Other Liabilities	412,005	0.1
	Net Assets	$796,732,606	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$792,433,601	$—	$—	$792,433,601
Warrants	—	—	—	—
Short-Term Investments	3,887,000	—	—	3,887,000
Total Investments, at fair value	$796,320,601	$—	$—	$796,320,601

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $664,784,767.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$151,672,896
Gross Unrealized Depreciation	(20,132,667)
Net Unrealized Appreciation	$131,540,229

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.5%
	Communication Services: 3.9%
170,192 (1)	Roblox Corp. - Class A	$14,803,300	2.1
22,176 (1)	Take-Two Interactive Software, Inc.	5,017,985	0.7
102,831 (1)	Trade Desk, Inc. - Class A	7,734,948	1.1
		27,556,233	3.9

	Consumer Discretionary: 14.2%
147,725 (1)	Birkenstock Holding PLC	7,944,650	1.1
54,954 (1)	Burlington Stores, Inc.	12,544,350	1.8
23,957	Domino's Pizza, Inc.	11,351,306	1.6
124,257 (1)	On Holding AG - Class A	7,379,623	1.1
30,397	Ross Stores, Inc.	4,258,316	0.6
52,226	Royal Caribbean Cruises Ltd.	13,420,515	1.9
72,024 (1)	SharkNinja, Inc.	6,621,166	1.0
58,699	Texas Roadhouse, Inc.	11,458,632	1.6
241,816	Tractor Supply Co.	11,703,894	1.7
36,444	Wingstop, Inc.	12,452,915	1.8
		99,135,367	14.2

	Consumer Staples: 2.7%
34,894	Church & Dwight Co., Inc.	3,430,429	0.5
410,090	Kenvue, Inc.	9,788,848	1.4
77,086	McCormick & Co., Inc.	5,606,465	0.8
		18,825,742	2.7

	Energy: 4.2%
124,178	Chesapeake Energy Corp.	14,420,791	2.1
43,869	Targa Resources Corp.	6,928,231	1.0
255,102	TechnipFMC PLC	7,946,428	1.1
		29,295,450	4.2

	Financials: 11.8%
30,384	Arthur J Gallagher & Co.	10,556,617	1.5
724,312	Blue Owl Capital, Inc.	13,530,148	1.9
17,202 (1)	Coinbase Global, Inc. - Class A	4,242,357	0.6
170,654	Lazard, Inc.	7,406,384	1.1
19,875	MSCI, Inc.	11,209,897	1.6
73,962 (1)	Robinhood Markets, Inc. - Class A	4,892,586	0.7
279,313	SLM Corp.	9,041,362	1.3
78,359 (1)	Toast, Inc. - Class A	3,305,183	0.5
127,588	Tradeweb Markets, Inc. - Class A	18,430,087	2.6
		82,614,621	11.8

	Health Care: 11.8%
151,432	Alcon, Inc.	13,014,066	1.9
77,986	AmerisourceBergen Corp.	22,712,643	3.2
6,148 (1)	Mettler-Toledo International, Inc.	7,104,137	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
124,354 (1)	MoonLake Immunotherapeutics	$4,851,049	0.7
15,086	Quest Diagnostics, Inc.	2,615,007	0.4
29,894 (1)	Repligen Corp.	3,529,585	0.5
80,289 (1)	SpringWorks Therapeutics, Inc.	3,750,299	0.5
35,048	Universal Health Services, Inc. - Class B	6,671,387	1.0
128,215 (1)	Vera Therapeutics, Inc.	2,429,674	0.3
98,211 (1)(2)	Viking Therapeutics, Inc.	2,632,055	0.4
38,837 (1)	Waters Corp.	13,563,434	1.9
		82,873,336	11.8

	Industrials: 16.5%
23,650	Applied Industrial Technologies, Inc.	5,357,198	0.8
24,709 (1)	Axon Enterprise, Inc.	18,540,645	2.6
62,129 (1)	Builders FirstSource, Inc.	6,690,051	0.9
31,912	Comfort Systems USA, Inc.	15,261,276	2.2
88,954	Johnson Controls International PLC	9,017,267	1.3
262,790 (1)	Kratos Defense & Security Solutions, Inc.	9,694,323	1.4
111,664	Leonardo DRS, Inc.	4,723,387	0.7
24,121 (1)	Saia, Inc.	6,377,834	0.9
4,615	TransDigm Group, Inc.	6,776,804	1.0
130,926 (1)	Trex Co., Inc.	7,314,836	1.0
63,696	Verisk Analytics, Inc.	20,009,461	2.9
53,097	Vertiv Holdings Co. - Class A	5,730,759	0.8
		115,493,841	16.5

	Information Technology: 29.5%
80,225 (1)	AppLovin Corp. - Class A	31,528,425	4.5
47,242 (1)	Astera Labs, Inc.	4,285,794	0.6
35,474 (1)	Atlassian Corp. - Class A	7,365,466	1.0
16,012 (1)	Cloudflare, Inc. - Class A	2,656,231	0.4
323,461 (1)(2)	Core Scientific, Inc.	3,444,860	0.5
17,311 (1)	Crowdstrike Holdings, Inc. - Class A	8,159,886	1.2
112,747 (1)	Datadog, Inc. - Class A	13,290,616	1.9
52,434 (1)	DocuSign, Inc.	4,646,177	0.7
8,238 (1)	Fair Isaac Corp.	14,221,095	2.0
16,343 (1)	Gartner, Inc.	7,132,412	1.0
15,823 (1)	HubSpot, Inc.	9,333,988	1.3
166,103 (1)	Klaviyo, Inc. - Class A	5,647,502	0.8
31,208 (1)	Monday.com Ltd.	9,284,068	1.3
19,933	Monolithic Power Systems, Inc.	13,193,653	1.9
464,636 (1)	Palantir Technologies, Inc. - Class A	61,229,732	8.7
61,763 (1)	Rambus, Inc.	3,302,467	0.5
20,396 (1)	SiTime Corp.	3,999,044	0.6

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,372 (1)	Snowflake, Inc. - Class A	$3,984,239	0.6
		206,705,655	29.5

	Materials: 1.5%
39,191	Vulcan Materials Co.	10,388,359	1.5

	Real Estate: 2.4%
57,901	Boston Properties, Inc.	3,898,474	0.6
81,925	Welltower, Inc.	12,639,389	1.8
		16,537,863	2.4

	Utilities: 1.0%
44,405	Vistra Corp.	7,130,111	1.0

	Total Common Stock
	(Cost $581,916,159)	696,556,578	99.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.4%
823,365 (3)	BNP Paribas S.A., Repurchase Agreement dated 05/30/2025, 4.330%, due 06/02/2025 (Repurchase Amount $823,658, collateralized by various U.S. Government Securities, 0.000%-0.750%, Market Value plus accrued interest $839,832, due 01/31/26-02/15/39)	823,365	0.1
1,000,000 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 05/30/2025, 4.370%, due 06/02/2025 (Repurchase Amount $1,000,359, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.550%, Market Value plus accrued interest $1,020,000, due 04/01/32-03/20/75)	1,000,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	CF Secured LLC, Repurchase Agreement dated 05/30/2025, 4.360%, due 06/02/2025 (Repurchase Amount $1,000,358, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/23/28-04/20/74)	$1,000,000	0.1
	Total Repurchase Agreements
	(Cost $2,823,365)	2,823,365	0.4

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.6%
4,227,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220%
	(Cost $4,227,000)	$4,227,000	0.6
	Total Short-Term Investments	7,050,365	1.0
	(Cost $7,050,365)
	Total Investments in Securities
	(Cost $588,966,524)	$703,606,943	100.5
	Liabilities in Excess of Other Assets	(3,707,290)	(0.5)
	Net Assets	$699,899,653	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$696,556,578	$—	$—	$696,556,578
Short-Term Investments	4,227,000	2,823,365	—	7,050,365
Total Investments, at fair value	$700,783,578	$2,823,365	$—	$703,606,943

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $592,316,360.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$149,958,907
Gross Unrealized Depreciation	(38,668,324)
Net Unrealized Appreciation	$111,290,583

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.3%
	Communication Services: 0.7%
233 (1)	Charter Communications, Inc. - Class A	$92,331	0.1
1,171	Electronic Arts, Inc.	168,366	0.1
3,574	Fox Corp. - Class A	196,356	0.1
2,130	Fox Corp. - Class B	107,096	0.1
3,482 (1)	Liberty Global Ltd. - Class A	33,532	0.0
4,599 (1)	Liberty Global Ltd. - Class C	45,438	0.0
2,169	New York Times Co. - Class A	123,893	0.1
2,879	News Corp. - Class A	81,303	0.1
271	Nexstar Media Group, Inc.	46,184	0.0
1,867	Omnicom Group, Inc.	137,113	0.1
		1,031,612	0.7

	Consumer Discretionary: 8.3%
11,700 (1)	Aptiv PLC	781,677	0.6
2,299	Aramark	93,109	0.1
51,500	Bath & Body Works, Inc.	1,448,180	1.0
2,647	Best Buy Co., Inc.	175,443	0.1
42,500	BorgWarner, Inc.	1,406,325	1.0
650	Columbia Sportswear Co.	41,457	0.0
495	D.R. Horton, Inc.	58,440	0.0
237	Dick's Sporting Goods, Inc.	42,504	0.0
122	Domino's Pizza, Inc.	57,806	0.0
16,437	eBay, Inc.	1,202,695	0.8
11,150	Expedia Group, Inc.	1,859,262	1.3
767	Garmin Ltd.	155,678	0.1
2,556	Gentex Corp.	55,133	0.0
1,643	Genuine Parts Co.	207,872	0.2
384 (1)	Grand Canyon Education, Inc.	75,972	0.1
2,542	H&R Block, Inc.	144,767	0.1
3,438	Hilton Worldwide Holdings, Inc.	854,137	0.6
1,098	Lennar Corp. - Class A	116,476	0.1
2,050	LKQ Corp.	82,964	0.1
354 (1)	Mohawk Industries, Inc.	35,616	0.0
28 (1)	NVR, Inc.	199,246	0.1
534 (1)	Ollie's Bargain Outlet Holdings, Inc.	59,514	0.0
1,984	PulteGroup, Inc.	194,492	0.1
3,643	Ralph Lauren Corp.	1,008,419	0.7
7,950	Ross Stores, Inc.	1,113,716	0.8
1,250	Service Corp. International	97,500	0.1
482 (1)	SharkNinja, Inc.	44,310	0.0
1,825 (1)	Skechers USA, Inc. - Class A	113,223	0.1
973	Tapestry, Inc.	76,429	0.1
647	Toll Brothers, Inc.	67,450	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
376	Yum! Brands, Inc.	$54,121	0.0
		11,923,933	8.3

	Consumer Staples: 7.9%
2,776	Albertsons Cos., Inc. - Class A	61,710	0.0
5,626	Archer-Daniels-Midland Co.	271,567	0.2
1,197 (1)	BellRing Brands, Inc.	75,351	0.0
3,244 (1)	BJ's Wholesale Club Holdings, Inc.	367,253	0.3
1,149	Bunge Global SA	89,794	0.1
348	Casey's General Stores, Inc.	152,341	0.1
1,449	Church & Dwight Co., Inc.	142,451	0.1
1,230	Coca-Cola Consolidated, Inc.	141,020	0.1
3,677	Conagra Brands, Inc.	84,167	0.1
1,240	Dollar General Corp.	120,590	0.1
652 (1)	Dollar Tree, Inc.	58,850	0.0
2,764	Flowers Foods, Inc.	46,712	0.0
2,620	General Mills, Inc.	142,161	0.1
550	Hershey Co.	88,380	0.1
1,928	Hormel Foods Corp.	59,151	0.0
1,950	Ingredion, Inc.	271,284	0.2
2,335	Kellogg Co.	192,941	0.1
7,293	Kenvue, Inc.	174,084	0.1
8,058	Kroger Co.	549,797	0.4
848	Lamb Weston Holdings, Inc.	47,301	0.0
36,400 (1)	Maplebear, Inc.	1,662,388	1.2
1,039	McCormick & Co., Inc.	75,566	0.1
2,514	Molson Coors Beverage Co. - Class B	134,725	0.1
22,500 (1)	Performance Food Group Co.	2,015,100	1.4
1,178 (1)	Post Holdings, Inc.	130,275	0.1
33,100	Primo Brands Corp. - Class A	1,094,617	0.8
4,538	Tyson Foods, Inc. - Class A	254,854	0.2
34,498 (1)	US Foods Holding Corp.	2,729,482	1.9
		11,233,912	7.9

	Energy: 4.2%
45,624	Baker Hughes Co.	1,690,369	1.2
2,459	Chesapeake Energy Corp.	285,564	0.2
12,700	Chord Energy Corp.	1,143,000	0.8
70,586	Coterra Energy, Inc.	1,715,946	1.2
31,100	Devon Energy Corp.	941,086	0.6
971	DT Midstream, Inc.	101,702	0.1
2,448	Kinder Morgan, Inc.	68,642	0.0
1,695	Williams Cos., Inc.	102,564	0.1
		6,048,873	4.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: 15.5%
1,095	Affiliated Managers Group, Inc.	$192,720	0.1
1,221	Aflac, Inc.	126,422	0.1
8,937	American Financial Group, Inc.	1,108,009	0.8
7,158	Arch Capital Group Ltd.	680,296	0.5
445	Assurant, Inc.	90,326	0.1
757	Assured Guaranty Ltd.	64,004	0.0
765	Axis Capital Holdings Ltd.	79,407	0.1
751	Bank of New York Mellon Corp.	66,546	0.0
897	Brown & Brown, Inc.	101,271	0.1
895	Cboe Global Markets, Inc.	205,063	0.1
2,608	Cincinnati Financial Corp.	393,339	0.3
517	East West Bancorp, Inc.	47,150	0.0
430 (1)	Euronet Worldwide, Inc.	46,560	0.0
378	Evercore, Inc. - Class A	87,503	0.1
896	Everest Re Group Ltd.	311,082	0.2
191	FactSet Research Systems, Inc.	87,528	0.1
35,385	Fidelity National Financial, Inc.	1,938,037	1.4
107	First Citizens BancShares, Inc.- Class A	197,830	0.1
1,842	Globe Life, Inc.	224,485	0.2
18,880	Hartford Financial Services Group, Inc.	2,451,379	1.7
784	Houlihan Lokey, Inc.	136,949	0.1
99,203	Huntington Bancshares, Inc.	1,550,543	1.1
366	Interactive Brokers Group, Inc. - Class A	76,743	0.1
603	Jack Henry & Associates, Inc.	109,246	0.1
2,903	Janus Henderson Group PLC	105,466	0.1
1,276	Loews Corp.	113,934	0.1
363	M&T Bank Corp.	66,298	0.0
112 (1)	Markel Corp.	217,470	0.1
6,941	MGIC Investment Corp.	183,590	0.1
79	MSCI, Inc.	44,558	0.0
998	Nasdaq, Inc.	83,373	0.1
450	Northern Trust Corp.	48,033	0.0
44,989	Old Republic International Corp.	1,700,584	1.2
485	Primerica, Inc.	131,241	0.1
16,100	Principal Financial Group, Inc.	1,254,029	0.9
10,950	Prosperity Bancshares, Inc.	762,668	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,424	Raymond James Financial, Inc.	$1,532,120	1.1
1,932	Regions Financial Corp.	41,422	0.0
373	Reinsurance Group of America, Inc.	75,827	0.0
1,830	RenaissanceRe Holdings Ltd.	456,439	0.3
1,744	RLI Corp.	134,061	0.1
1,947	SEI Investments Co.	166,001	0.1
4,114	Synchrony Financial	237,172	0.2
1,864	T. Rowe Price Group, Inc.	174,452	0.1
525	Tradeweb Markets, Inc. - Class A	75,836	0.1
37,200	Truist Financial Corp.	1,469,400	1.0
1,241	Unum Group	101,402	0.1
3,519	W.R. Berkley Corp.	262,834	0.2
6,954	Western Union Co.	64,533	0.0
100	White Mountains Insurance Group Ltd.	178,480	0.1
6,654	Willis Towers Watson PLC	2,106,324	1.5
		22,159,985	15.5

	Health Care: 6.3%
509	Agilent Technologies, Inc.	56,967	0.0
2,494	Cardinal Health, Inc.	385,173	0.3
2,125 (1)	Centene Corp.	119,935	0.1
163	Chemed Corp.	93,699	0.1
19,500 (1)	Cooper Cos., Inc.	1,331,460	0.9
1,606	Encompass Health Corp.	194,166	0.1
2,522	GE HealthCare Technologies, Inc.	177,902	0.1
25,874 (1)	Hologic, Inc.	1,608,587	1.1
1,309	Humana, Inc.	305,167	0.2
999 (1)	Incyte Corp.	64,995	0.1
568 (1)	Jazz Pharmaceuticals PLC	61,384	0.1
4,895	Labcorp Holdings, Inc.	1,218,708	0.9
41 (1)	Mettler-Toledo International, Inc.	47,376	0.0
1,612	Perrigo Co. PLC	43,153	0.0
2,041	Premier, Inc. - Class A	46,902	0.0
12,368	Quest Diagnostics, Inc.	2,143,869	1.5
567	ResMed, Inc.	138,796	0.1
3,490	Royalty Pharma PLC - Class A	114,751	0.1
2,898 (1)	Solventum Corp.	211,815	0.2
234	STERIS PLC	57,379	0.0
833 (1)	United Therapeutics Corp.	265,602	0.2
914	Universal Health Services, Inc. - Class B	173,980	0.1
13,154	Viatris, Inc.	115,624	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
592	Zimmer Biomet Holdings, Inc.	$54,565	0.0
		9,031,955	6.3

	Industrials: 19.2%
1,763	A.O. Smith Corp.	113,378	0.1
585	Acuity Brands, Inc.	152,036	0.1
1,293	AECOM	142,036	0.1
14,740	AGCO Corp.	1,444,225	1.0
1,957 (1)	Alaska Air Group, Inc.	99,670	0.1
995	Allegion PLC	141,986	0.1
2,606	Allison Transmission Holdings, Inc.	269,773	0.2
466	AMETEK, Inc.	83,293	0.1
411	Armstrong World Industries, Inc.	63,964	0.0
307 (1)	Builders FirstSource, Inc.	33,058	0.0
806	BWX Technologies, Inc.	101,234	0.1
443 (1)	CACI International, Inc. - Class A	189,604	0.1
401	Carlisle Cos., Inc.	152,452	0.1
16,825	Carrier Global Corp.	1,197,940	0.8
626	CH Robinson Worldwide, Inc.	60,077	0.0
298 (1)	Clean Harbors, Inc.	67,583	0.0
2,424 (1)	Core & Main, Inc. - Class A	132,859	0.1
675	Crane Co.	115,695	0.1
1,045	Cummins, Inc.	335,947	0.2
387	Curtiss-Wright Corp.	170,323	0.1
3,115	Delta Air Lines, Inc.	150,735	0.1
2,137	Donaldson Co., Inc.	148,628	0.1
717	Dover Corp.	127,447	0.1
353	EMCOR Group, Inc.	166,567	0.1
463	Esab Corp.	56,944	0.0
934 (1)	Everus Construction Group, Inc.	54,088	0.0
952	Expeditors International of Washington, Inc.	107,319	0.1
496	Ferguson Enterprises, Inc.	90,441	0.1
1,450	Flowserve Corp.	72,369	0.1
1,045	Fortive Corp.	73,349	0.1
7,110 (1)	FTI Consulting, Inc.	1,167,178	0.8
3,741 (1)	Gates Industrial Corp. PLC	79,122	0.1
45,266	Genpact Ltd.	1,948,701	1.4
1,392	Graco, Inc.	117,847	0.1
500	Howmet Aerospace, Inc.	84,945	0.1
3,425	Hubbell, Inc.	1,334,311	0.9
976	Huntington Ingalls Industries, Inc.	217,707	0.2
364	IDEX Corp.	65,851	0.0
1,219	Ingersoll Rand, Inc.	99,519	0.1
1,150	ITT, Inc.	173,121	0.1
2,724	Jacobs Solutions, Inc.	344,041	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,126	JB Hunt Transport Services, Inc.	$1,128,295	0.8
947 (1)	Kirby Corp.	104,776	0.1
35,322	Knight-Swift Transportation Holdings, Inc.	1,565,471	1.1
321	L3Harris Technologies, Inc.	78,433	0.1
7,468	Landstar System, Inc.	1,024,759	0.7
1,339	Leidos Holdings, Inc.	198,868	0.1
6,462	Lincoln Electric Holdings, Inc.	1,250,979	0.9
2,285	Masco Corp.	142,630	0.1
416 (1)	MasTec, Inc.	64,867	0.0
9,700 (1)	Middleby Corp.	1,417,461	1.0
577	MSC Industrial Direct Co., Inc. - Class A	46,852	0.0
804	nVent Electric PLC	52,903	0.0
818	Oshkosh Corp.	81,137	0.1
1,419	Otis Worldwide Corp.	135,302	0.1
1,221	Owens Corning	163,553	0.1
597 (1)	Parsons Corp.	38,709	0.0
737	Paychex, Inc.	116,380	0.1
1,142	Pentair PLC	113,264	0.1
253	Quanta Services, Inc.	86,668	0.1
9,700	Regal Rexnord Corp.	1,294,368	0.9
3,400	Republic Services, Inc.	874,786	0.6
835	Robert Half International, Inc.	38,235	0.0
164	Rockwell Automation, Inc.	51,750	0.0
861	Ryder System, Inc.	126,679	0.1
1,093	Science Applications International Corp.	126,285	0.1
313	Simpson Manufacturing Co., Inc.	48,734	0.0
886	Snap-on, Inc.	284,184	0.2
9,855	Southwest Airlines Co.	328,960	0.2
819	SS&C Technologies Holdings, Inc.	66,183	0.0
2,046	Tetra Tech, Inc.	71,487	0.1
20,254	Textron, Inc.	1,499,404	1.1
13,600	TransUnion	1,164,568	0.8
90	United Rentals, Inc.	63,754	0.0
221	Valmont Industries, Inc.	70,287	0.1
955	Veralto Corp.	96,484	0.1
286	Watsco, Inc.	126,861	0.1
733	Westinghouse Air Brake Technologies Corp.	148,301	0.1
681	Woodward, Inc.	147,321	0.1
9,800	Xylem, Inc.	1,235,192	0.9
		27,422,493	19.2

	Information Technology: 8.2%
15,300 (1)	Akamai Technologies, Inc.	1,161,729	0.8
1,736	Amdocs Ltd.	159,295	0.1
127 (1)	ANSYS, Inc.	42,014	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,625 (1)	Check Point Software Technologies Ltd.	$1,516,330	1.1
1,402 (1)	Ciena Corp.	112,244	0.1
612 (1)	Cirrus Logic, Inc.	60,196	0.0
1,975	Cognizant Technology Solutions Corp. - Class A	159,955	0.1
1,689	Corning, Inc.	83,758	0.1
3,529 (1)	Dropbox, Inc. - Class A	101,847	0.1
678 (1)	F5, Inc.	193,488	0.1
3,646	Gen Digital, Inc.	103,838	0.1
8,000 (1)	Globant SA	784,720	0.5
10,848	Hewlett Packard Enterprise Co.	187,453	0.1
2,504	HP, Inc.	62,350	0.0
1,803	Jabil, Inc.	302,922	0.2
3,463	Juniper Networks, Inc.	124,426	0.1
8,800 (1)	Keysight Technologies, Inc.	1,381,952	1.0
11,725	Microchip Technology, Inc.	680,519	0.5
14,875	MKS Instruments, Inc.	1,222,576	0.9
1,022	NetApp, Inc.	101,342	0.1
1,127	Skyworks Solutions, Inc.	77,797	0.1
551	TD SYNNEX Corp.	66,858	0.0
128 (1)	Teledyne Technologies, Inc.	63,854	0.0
23,200 (1)	Trimble, Inc.	1,653,464	1.2
4,600 (1)	Zebra Technologies Corp. - Class A	1,332,942	0.9
		11,737,869	8.2

	Materials: 12.2%
22,641	Amcor PLC	206,260	0.1
10,677	AptarGroup, Inc.	1,691,237	1.2
5,900	Avery Dennison Corp.	1,048,607	0.7
45,753 (1)	Axalta Coating Systems Ltd.	1,409,192	1.0
1,418	Ball Corp.	75,976	0.1
18,744	CF Industries Holdings, Inc.	1,700,268	1.2
1,381	Corteva, Inc.	97,775	0.1
22,505	Crown Holdings, Inc.	2,216,742	1.5
1,131	DuPont de Nemours, Inc.	75,551	0.1
1,183	Eastman Chemical Co.	92,712	0.1
9,225	Franco-Nevada Corp.	1,557,180	1.1
53,141	Graphic Packaging Holding Co.	1,180,793	0.8
3,705	International Paper Co.	177,136	0.1
180	Martin Marietta Materials, Inc.	98,559	0.1
126	NewMarket Corp.	81,152	0.1
593	Nucor Corp.	64,850	0.0
6,552	Packaging Corp. of America	1,265,650	0.9
791	Reliance Steel & Aluminum Co.	231,621	0.2
602	Royal Gold, Inc.	107,228	0.1
			Percentage
			of Net
Shares	Value		Assets
COMMON STOCK: (continued)
	Materials: (continued)
12,989	RPM International, Inc.	$1,478,668	1.0
662	Scotts Miracle-Gro Co.	39,429	0.0
860	Silgan Holdings, Inc.	47,360	0.0
9,468	Steel Dynamics, Inc.	1,165,227	0.8
273	Vulcan Materials Co.	72,364	0.1
17,000	Westlake Corp.	1,207,510	0.8
		17,389,047	12.2

	Real Estate: 6.9%
504	AvalonBay Communities, Inc.	104,212	0.1
16,612	Camden Property Trust	1,951,744	1.4
766 (1)	CBRE Group, Inc. - Class A	95,765	0.1
2,068	CubeSmart	88,428	0.1
21,044	Equity LifeStyle Properties, Inc.	1,337,767	0.9
1,480	Equity Residential	103,807	0.1
232	Essex Property Trust, Inc.	65,865	0.0
339	Extra Space Storage, Inc.	51,240	0.0
3,236	Host Hotels & Resorts, Inc.	50,126	0.0
14,958	Lamar Advertising Co. - Class A	1,803,037	1.3
779	Mid-America Apartment Communities, Inc.	122,030	0.1
559 (1)	Millrose Properties, Inc.	15,579	0.0
42,292	National Retail Properties, Inc.	1,766,114	1.2
8,925	SBA Communications Corp.	2,069,618	1.4
1,954	UDR, Inc.	80,954	0.1
3,288	VICI Properties, Inc.	104,263	0.1
1,495	Weyerhaeuser Co.	38,736	0.0
840	WP Carey, Inc.	52,718	0.0
		9,902,003	6.9

	Utilities: 6.9%
46,069	Alliant Energy Corp.	2,866,874	2.0
2,411	Ameren Corp.	233,578	0.2
13,971	American Water Works Co., Inc.	1,997,434	1.4
1,222	Atmos Energy Corp.	189,019	0.1
5,384	CenterPoint Energy, Inc.	200,500	0.1
2,594	CMS Energy Corp.	182,177	0.1
1,496	Consolidated Edison, Inc.	156,317	0.1
871	DTE Energy Co.	119,022	0.1
1,950	Edison International	108,517	0.1
4,305	Entergy Corp.	358,520	0.3
1,785	Essential Utilities, Inc.	68,776	0.1
3,468	Evergy, Inc.	230,310	0.2
933	Eversource Energy	60,468	0.0
4,999	Exelon Corp.	219,056	0.2
2,972	FirstEnergy Corp.	124,646	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
672	IDACORP, Inc.	$79,934	0.1
9,061	MDU Resources Group, Inc.	155,759	0.1
2,464	National Fuel Gas Co.	203,378	0.1
5,255	NiSource, Inc.	207,783	0.1
984	NRG Energy, Inc.	153,406	0.1
4,078	OGE Energy Corp.	181,349	0.1
2,646	PG&E Corp.	44,664	0.0
1,998	Pinnacle West Capital Corp.	182,277	0.1
4,857	PPL Corp.	168,781	0.1
3,041	Public Service Enterprise Group, Inc.	246,412	0.2
2,044	UGI Corp.	73,707	0.1
1,916	WEC Energy Group, Inc.	205,855	0.1
13,219	Xcel Energy, Inc.	926,652	0.6
		9,945,171	6.9
	Total Common Stock
	(Cost $132,872,153)	137,826,853	96.3

EXCHANGE-TRADED FUNDS: 0.2%
4,372	iShares Russell Mid-Cap ETF	388,933	0.2
	Total Exchange-Traded Funds
	(Cost $381,649)	388,933	0.2
OTHER: —%
	Communication Services: —%
1,308 (2)(3)(4)	GCI Liberty, Inc. -Class A	—	—
	Total Other
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $133,253,802)	138,215,786	96.5

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
4,832,244 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.210%
	(Cost $4,832,244)	$4,832,244	3.4
	Total Short-Term Investments
	(Cost $4,832,244)	$4,832,244	3.4
	Total Investments in Securities
	(Cost $138,086,046)	$143,048,030	99.9
	Assets in Excess of Other Liabilities	97,764	0.1
	Net Assets	$143,145,794	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Represents an escrow position for future entitlements, if any, on the stock. The escrow position was received as part of a settlement agreement. These holdings are non-income producing.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of May 31, 2025, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$137,826,853	$—	$—	$137,826,853
Exchange-Traded Funds	388,933	—	—	388,933
Short-Term Investments	4,832,244	—	—	4,832,244
Total Investments, at fair value	$143,048,030	$—	$—	$143,048,030

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Financial, Inc.	$47,388	$—	$(46,153)	$(1,235)	$—	$—	$(1,685)	$—
	$47,388	$—	$(46,153)	$(1,235)	$—	$—	$(1,685)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $139,103,632.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,266,960
Gross Unrealized Depreciation	(9,322,562)
Net Unrealized Appreciation	$3,944,398

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.6%
	Consumer Discretionary: 9.0%
391,409	Camping World Holdings, Inc. - Class A	$6,364,310	0.5
184,972 (1)	Cava Group, Inc.	15,032,674	1.2
117,588	Churchill Downs, Inc.	11,226,126	0.9
100,167 (1)	Five Below, Inc.	11,676,467	0.9
1,760,291 (1)	Genius Sports Ltd.	16,881,191	1.3
161,427 (1)	Kura Sushi USA, Inc. - Class A	10,663,868	0.8
110,516	Patrick Industries, Inc.	9,488,904	0.8
298,152 (1)	Skyline Champion Corp.	19,499,141	1.5
39,847	Wingstop, Inc.	13,615,720	1.1
		114,448,401	9.0
	Consumer Staples: 3.4%
463,137 (1)	Celsius Holdings, Inc.	17,543,629	1.4
101,877 (1)	e.l.f. Beauty, Inc.	11,460,144	0.9
406,593 (1)	Vita Coco Co., Inc.	14,470,645	1.1
		43,474,418	3.4
	Energy: 2.8%
416,863	Kodiak Gas Services, Inc.	14,719,433	1.1
286,804	Magnolia Oil & Gas Corp. - Class A	6,166,286	0.5
556,604	Northern Oil and Gas, Inc.	14,794,534	1.2
		35,680,253	2.8
	Financials: 8.6%
284,925	Moelis & Co. - Class A	16,272,067	1.3
75,583	Piper Sandler Cos.	19,005,345	1.5
182,823 (1)	Shift4 Payments, Inc. - Class A	17,329,792	1.3
278,192 (1)	Skyward Specialty Insurance Group, Inc.	17,623,463	1.4
218,328	StepStone Group, Inc. - Class A	12,630,275	1.0
367,861	Western Alliance Bancorp	26,636,815	2.1
		109,497,757	8.6
	Health Care: 21.1%
724,184 (1)	Adaptive Biotechnologies Corp.	6,894,232	0.5
132,339 (1)	Addus HomeCare Corp.	14,677,719	1.1
441,824 (1)	ADMA Biologics, Inc.	8,765,788	0.7
833,323 (1)	Alignment Healthcare, Inc.	12,808,175	1.0
239,493 (1)	Alkermes PLC	7,330,881	0.6
127,038 (1)	Arcellx, Inc.	7,883,978	0.6
144,745 (1)	Avidity Biosciences, Inc.	4,484,200	0.3
59,622 (1)	Axsome Therapeutics, Inc.	6,269,850	0.5
363,112 (1)	BioLife Solutions, Inc.	7,944,891	0.6
252,140	Bio-Techne Corp.	12,203,576	1.0
136,495 (1)	Blueprint Medicines Corp.	13,833,768	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
101,183 (1)	Corcept Therapeutics, Inc.	$7,847,754	0.6
192,944 (1)	Crinetics Pharmaceuticals, Inc.	5,886,721	0.5
168,360	Ensign Group, Inc.	24,792,694	1.9
32,365 (1)	GeneDx Holdings Corp.	2,305,035	0.2
51,029 (1)	Glaukos Corp.	4,811,524	0.4
233,489 (1)	Guardant Health, Inc.	9,484,323	0.7
126,893 (1)	Halozyme Therapeutics, Inc.	7,114,891	0.6
170,071 (1)	HealthEquity, Inc.	17,110,843	1.3
194,717 (1)	Insmed, Inc.	13,577,616	1.1
32,299 (1)	Krystal Biotech, Inc.	4,068,382	0.3
64,640 (1)	Lantheus Holdings, Inc.	4,884,198	0.4
18,531 (1)	Madrigal Pharmaceuticals, Inc.	5,100,843	0.4
107,415 (1)	Merit Medical Systems, Inc.	10,207,647	0.8
45,466 (1)	Nuvalent, Inc. - Class A	3,392,218	0.3
45,634 (1)	Penumbra, Inc.	12,182,909	0.9
215,078 (1)	RadNet, Inc.	12,364,834	1.0
186,842 (1)	Revolution Medicines, Inc.	7,361,575	0.6
172,152 (1)	TG Therapeutics, Inc.	6,044,257	0.5
90,839 (1)	Twist Bioscience Corp.	2,661,583	0.2
148,288 (1)	Vaxcyte, Inc.	4,817,877	0.4
		269,114,782	21.1
	Industrials: 25.5%
191,619	AAON, Inc.	18,450,993	1.4
174,048 (1)	Casella Waste Systems, Inc. - Class A	20,400,166	1.6
415,957 (1)	CECO Environmental Corp.	11,185,084	0.9
83,932 (1)	Chart Industries, Inc.	13,165,574	1.0
92,505 (1)	Clean Harbors, Inc.	20,979,209	1.6
157,487 (1)	Construction Partners, Inc. - Class A	16,487,314	1.3
67,494 (1)	Dycom Industries, Inc.	15,518,220	1.2
309,371 (1)	ExlService Holdings, Inc.	14,227,972	1.1
264,845	Flowserve Corp.	13,218,414	1.0
56,720	FTAI Aviation Ltd.	6,644,748	0.5
254,832	Granite Construction, Inc.	22,794,722	1.8
132,955	John Bean Technologies Corp.	15,264,564	1.2
210,364 (1)	Kirby Corp.	23,274,673	1.8
547,331 (1)	Kratos Defense & Security Solutions, Inc.	20,191,041	1.6
295,819 (1)	NV5 Global, Inc.	6,537,600	0.5
373,382 (1)	Rocket Lab Corp.	10,002,904	0.8
46,842 (1)	Saia, Inc.	12,385,493	1.0
105,747 (1)	SiteOne Landscape Supply, Inc.	12,352,307	1.0
80,968	Standex International Corp.	12,221,310	1.0
155,224 (1)	Trex Co., Inc.	8,672,365	0.7

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
107,229	VSE Corp.	$13,949,421	1.1
314,271 (1)	WNS Holdings Ltd.	18,224,575	1.4
		326,148,669	25.5
	Information Technology: 21.6%
480,249 (1)	ACI Worldwide, Inc.	22,216,319	1.7
181,544 (1)	Agilysys, Inc.	19,227,325	1.5
412,415 (1)	Allegro MicroSystems, Inc.	10,454,720	0.8
323,263 (1)	Applied Digital Corp.	2,207,886	0.2
40,610 (1)	CyberArk Software Ltd.	15,544,696	1.2
82,639 (1)	Fannie Mae	19,244,144	1.5
443,242 (1)	FormFactor, Inc.	13,230,774	1.0
284,321 (1)	Gitlab, Inc. - Class A	12,939,449	1.0
203,069 (1)	Intapp, Inc.	11,193,163	0.9
312,736 (1)	Lumentum Holdings, Inc.	22,604,558	1.8
256,086 (1)	Procore Technologies, Inc.	17,201,297	1.3
200,265 (1)	Q2 Holdings, Inc.	17,527,193	1.4
490,209 (1)	Rambus, Inc.	26,211,475	2.1
103,370 (1)	SiTime Corp.	20,267,756	1.6
636,982 (1)	Tower Semiconductor Ltd.	25,122,570	2.0
246,437 (1)	Varonis Systems, Inc.	11,750,116	0.9
869,980 (1)	Weave Communications, Inc.	8,395,307	0.7
		275,338,748	21.6
	Materials: 3.6%
100,035	Carpenter Technology Corp.	23,508,225	1.8
103,546	Innospec, Inc.	8,809,694	0.7
143,205 (1)	Knife River Corp.	13,475,590	1.1
		45,793,509	3.6
	Real Estate: 1.0%
74,423	FirstService Corp.	13,053,422	1.0

	Total Common Stock
	(Cost $1,146,632,803)	1,232,549,959	96.6

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
42,974,000 (2)	Morgan Stanley
	Institutional Liquidity
	Funds - Government
	Portfolio (Institutional
	Share Class), 4.220%
	(Cost $42,974,000)	$42,974,000	3.4
	Total Short-Term Investments
	(Cost $42,974,000)	$42,974,000	3.4
	Total Investments in Securities
	(Cost $1,189,606,803)	$1,275,523,959	100.0
	Assets in Excess of Other Liabilities	450,123	0.0
	Net Assets	$1,275,974,082	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,232,549,959	$—	$—	$1,232,549,959
Short-Term Investments	42,974,000	—	—	42,974,000
Total Investments, at fair value	$1,275,523,959	$—	$—	$1,275,523,959

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,201,494,084.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$151,146,499
Gross Unrealized Depreciation	(77,116,906)
Net Unrealized Appreciation	$74,029,593

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2025, were as follows:

		Per Share			Per Share
Fund Name	Type	Amount	Fund Name	Type	Amount
Voya Large-Cap Growth Fund			Voya MidCap Opportunities Fund
Class A	NII	$ —	All Classes	LTCG	$2.5361
Class C	NII	$ —
Class I	NII	$0.0266	Voya Multi-Manager Mid Cap Value Fund
Class R	NII	$ —	Class I	NII	$0.1442
Class R6	NII	$0.0264	Class I	STCG	$0.3689
Class W	NII	$0.0257	Class I	LTCG	$0.5944
All Classes	LTCG	$2.3027
Voya Large Cap Value Fund			Voya Small Cap Growth Fund
Class A	NII	$0.1469	Class A	NII	$0.6483
Class C	NII	$0.0579	Class C	NII	$0.3399
Class I	NII	$0.1837	Class I	NII	$0.7935
Class R	NII	$0.1265	Class R	NII	$0.6022
Class R6	NII	$0.1888	Class R6	NII	$0.8263
Class W	NII	$0.1762	Class W	NII	$0.7767
All Classes	STCG	$0.2507	All Classes	STCG	$0.4350
All Classes	LTCG	$1.3069	All Classes	LTCG	$3.2774

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Large-Cap Growth Fund	100.00%
Voya Large Cap Value Fund	69.99%
Voya Multi-Manager Mid Cap Value Fund	49.70%
Voya Small Cap Growth Fund	23.71%

For the year ended May 31, 2025, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Large-Cap Growth Fund	100.00%
Voya Large Cap Value Fund	71.31%
Voya Multi-Manager Mid Cap Value Fund	50.75%
Voya Small Cap Growth Fund	24.50%

For the year ended May 31, 2025, the Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Large-Cap Growth Fund	$ 30,127,352
Voya Large Cap Value Fund	$ 76,016,604
Voya MidCap Opportunities Fund	$ 75,371,643
Voya Multi-Manager Mid Cap Value Fund	$ 8,248,367
Voya Small Cap Growth Fund	$ 85,233,316

TAX INFORMATION (Unaudited) (continued)

The Funds designate the following amounts as Section 199A dividends:

Voya Large Cap Value Fund	$ 658,673
Voya Multi-Manager Mid Cap Value Fund	$ 397,552

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163058 (0525)

Annual Financial Statements and Other Information

May 31, 2025

Classes A, C, I, R, R6 and W

Domestic Equity and Growth Funds

■	Voya Corporate Leaders® 100 Fund

■	Voya Small Company Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund (collectively referred to as the “Funds”) (two of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the funds constituting Voya Equity Trust) at May 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2025

	Voya Corporate	Voya Small
	Leaders® 100 Fund	Company Fund
ASSETS:
Investments in securities at fair value+*	$1,090,072,221	$149,133,087
Short-term investments at fair value†	9,539,000	4,251,674
Cash	70,326	33,057
Cash collateral for futures contracts	723,845	–
Receivables:
Fund shares sold	748,063	54,759
Dividends	1,782,602	133,092
Interest	116	14
Foreign tax reclaims	–	13,948
Prepaid expenses	66,091	30,627
Reimbursement due from Investment Adviser	159,389	16,725
Other assets	56,474	27,539
Total assets	1,103,218,127	153,694,522

LIABILITIES:
Payable for fund shares redeemed	930,710	43,826
Payable upon receipt of securities loaned	–	3,527,674
Variation margin payable on futures contracts	11,139	–
Payable for investment management fees	430,052	95,308
Payable for distribution and shareholder service fees	172,863	6,670
Payable to trustees under the deferred compensation plan (Note 6)	56,474	27,539
Payable for trustee fees	2,691	454
Other accrued expenses and liabilities	296,900	99,272
Total liabilities	1,900,829	3,800,743
NET ASSETS	$1,101,317,298	$149,893,779

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$595,552,045	$167,562,091
Total distributable earnings (loss)	505,765,253	(17,668,312)
NET ASSETS	$1,101,317,298	$149,893,779

+ Including securities loaned at value	$—	$3,404,681
* Cost of investments in securities	$604,767,901	$176,809,276
† Cost of short-term investments	$9,539,000	$4,251,674

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2025 (continued)

	Voya Corporate	Voya Small
	Leaders® 100 Fund	Company Fund
Class A
Net assets	$543,411,113	$28,378,732
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	21,711,128	2,843,839
Net asset value and redemption price per share†	$25.03	$9.98
Maximum offering price per share (5.75%)(1)	$26.56	$10.59

Class C
Net assets	$35,525,108	$677,915
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,427,481	124,760
Net asset value and redemption price per share†	$24.89	$5.43

Class I
Net assets	$408,309,017	$50,271,864
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	16,275,283	3,603,052
Net asset value and redemption price per share	$25.09	$13.95

Class R
Net assets	$90,081,788	$87,494
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,640,445	8,806
Net asset value and redemption price per share	$24.74	$9.94

Class R6
Net assets	$10,880,893	$45,580,167
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	433,433	3,251,779
Net asset value and redemption price per share	$25.10	$14.02

Class W
Net assets	$13,109,379	$24,897,607
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	519,981	1,785,346
Net asset value and redemption price per share	$25.21	$13.95

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended May 31, 2025

	Voya Corporate	Voya Small
	Leaders® 100 Fund	Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$24,397,059	$2,688,139
Interest	24,989	1,986
Securities lending income, net	132	117,097
Other	6,393	1,118
Total investment income	24,428,573	2,808,340

EXPENSES:
Investment management fees	5,056,276	1,362,469
Distribution and shareholder service fees:
Class A	1,311,941	76,530
Class C	381,370	9,922
Class R	432,648	413
Transfer agent fees:
Class A	448,917	30,167
Class C	32,647	988
Class I	383,146	43,922
Class R	74,023	81
Class R6	496	682
Class W	10,733	25,638
Shareholder reporting expense	71,414	2,618
Registration fees	122,073	94,674
Professional fees	122,951	7,776
Custody and accounting expense	74,260	17,065
Trustee fees	26,924	4,542
Licensing fee (Note 7)	205,753	—
Miscellaneous expense	91,415	4,370
Interest expense	4,756	2,111
Total expenses	8,851,743	1,683,968
Waived and reimbursed fees	(1,036,524)	(22,458)
Net expenses	7,815,219	1,661,510
Net investment income	16,613,354	1,146,830

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	59,452,395	27,181,498
Futures	333,864	—
Net realized gain	59,786,259	27,181,498
Net change in unrealized appreciation (depreciation) on:
Investments	66,541,638	(15,368,864)
Foreign currency related transactions	—	(34)
Futures	771,039	—
Net change in unrealized appreciation (depreciation)	67,312,677	(15,368,898)
Net realized and unrealized gain	127,098,936	11,812,600
Increase in net assets resulting from operations	$143,712,290	$12,959,430

* Foreign taxes withheld	$—	$26,836

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$16,613,354	$16,094,349	$1,146,830	$1,845,322
Net realized gain	59,786,259	55,082,019	27,181,498	15,133,312
Net change in unrealized appreciation (depreciation)	67,312,677	117,896,993	(15,368,898)	12,715,970
Increase in net assets resulting from operations	143,712,290	189,073,361	12,959,430	29,694,604

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(34,348,830)	(19,856,407)	(4,813,088)	(77,784)
Class C	(2,360,119)	(1,596,819)	(257,270)	—
Class I	(27,623,470)	(14,540,284)	(6,579,491)	(186,700)
Class R	(5,531,205)	(3,063,289)	(12,842)	—
Class R6	(759,732)	(584,462)	(6,777,391)	(391,252)
Class W	(869,490)	(582,470)	(3,029,352)	(39,757)
Total distributions	(71,492,846)	(40,223,731)	(21,469,434)	(695,493)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	204,427,163	246,552,322	24,609,236	74,720,745
Reinvestment of distributions	65,929,010	37,090,642	21,061,252	681,743
	270,356,173	283,642,964	45,670,488	75,402,488
Cost of shares redeemed	(251,812,418)	(215,906,826)	(94,120,993)	(66,551,374)
Net increase (decrease) in net assets resulting from capital share transactions	18,543,755	67,736,138	(48,450,505)	8,851,114
Net increase (decrease) in net assets	90,763,199	216,585,768	(56,960,509)	37,850,225

NET ASSETS:
Beginning of year or period	1,010,554,099	793,968,331	206,854,288	169,004,063
End of year or period	$1,101,317,298	$1,010,554,099	$149,893,779	$206,854,288

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Corporate Leaders® 100 Fund
Class A
05-31-25	23.28	0.36	•	3.06	3.42	0.39		1.28	—	1.67		—	25.03	14.81	0.87	0.81	0.81	1.46	543,411	29
05-31-24	19.79	0.37	•	4.07	4.44	0.34		0.61	—	0.95		—	23.28	22.92	0.86	0.81	0.81	1.70	497,913	24
05-31-23	20.76	0.34	•	(0.21)	0.13	0.33		0.77	—	1.10		—	19.79	0.83	0.92	0.81	0.81	1.70	418,159	29
05-31-22	22.56	0.29	•	(0.31)	(0.02)	0.28		1.50	—	1.78		—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
05-31-21	19.35	0.31	•	7.79	8.10	0.40		4.49	—	4.89		—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
Class C
05-31-25	23.15	0.23	•	3.05	3.28	0.26		1.28	—	1.54		—	24.89	14.24	1.62	1.32	1.32	0.95	35,525	29
05-31-24	19.66	0.26	•	4.03	4.29	0.19		0.61	—	0.80		—	23.15	22.26	1.61	1.31	1.31	1.20	39,073	24
05-31-23	20.61	0.23	•	(0.20)	0.03	0.21		0.77	—	0.98		—	19.66	0.31	1.67	1.35	1.35	1.15	47,270	29
05-31-22	22.39	0.17	•	(0.31)	(0.14)	0.14		1.50	—	1.64		—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
05-31-21	19.21	0.19	•	7.73	7.92	0.25		4.49	—	4.74		—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
Class I
05-31-25	23.33	0.44	•	3.07	3.51	0.47		1.28	—	1.75		—	25.09	15.17	0.63	0.49	0.49	1.77	408,309	29
05-31-24	19.83	0.44	•	4.07	4.51	0.40		0.61	—	1.01		—	23.33	23.30	0.60	0.49	0.49	2.02	366,733	24
05-31-23	20.80	0.40	•	(0.20)	0.20	0.40		0.77	—	1.17		—	19.83	1.16	0.63	0.49	0.49	2.02	243,883	29
05-31-22	22.60	0.37	•	(0.32)	0.05	0.35		1.50	—	1.85		—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
05-31-21	19.37	0.38	•	7.80	8.18	0.46		4.49	—	4.95		—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
Class R
05-31-25	23.04	0.29	•	3.03	3.32	0.34		1.28	—	1.62		—	24.74	14.47	1.12	1.07	1.07	1.20	90,082	29
05-31-24	19.59	0.31	•	4.03	4.34	0.28		0.61	—	0.89		—	23.04	22.63	1.11	1.06	1.06	1.45	81,768	24
05-31-23	20.57	0.28	•	(0.21)	0.07	0.28		0.77	—	1.05		—	19.59	0.54	1.17	1.10	1.10	1.41	65,878	29
05-31-22	22.37	0.23	•	(0.32)	(0.09)	0.21		1.50	—	1.71		—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
05-31-21	19.21	0.24	•	7.73	7.97	0.32		4.49	—	4.81		—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
Class R6
05-31-25	23.34	0.44	•	3.08	3.52	0.48		1.28	—	1.76		—	25.10	15.18	0.53	0.48	0.48	1.78	10,881	29
05-31-24	19.84	0.44	•	4.07	4.51	0.40		0.61	—	1.01		—	23.34	23.27	0.54	0.48	0.48	2.00	13,489	24
05-31-23	20.81	0.40	•	(0.20)	0.20	0.40		0.77	—	1.17		—	19.84	1.16	0.56	0.48	0.48	2.03	7,112	29
05-31-22	22.61	0.36	•	(0.31)	0.05	0.35		1.50	—	1.85		—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
05-31-21	19.38	0.38	•	7.81	8.19	0.47		4.49	—	4.96		—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
Class W
05-31-25	23.44	0.42	•	3.09	3.51	0.46		1.28	—	1.74		—	25.21	15.07	0.62	0.56	0.56	1.71	13,109	29
05-31-24	19.92	0.42	•	4.10	4.52	0.39		0.61	—	1.00		—	23.44	23.22	0.61	0.56	0.56	1.95	11,578	24
05-31-23	20.89	0.39	•	(0.21)	0.18	0.38		0.77	—	1.15		—	19.92	1.08	0.67	0.56	0.56	1.95	11,668	29
05-31-22	22.69	0.35	•	(0.32)	0.03	0.33		1.50	—	1.83		—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
05-31-21	19.41	0.37	•	7.82	8.19	0.42		4.49	—	4.91		—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
Voya Small Company Fund
Class A
05-31-25	11.20	0.04	•	0.63	0.67	0.21		1.68	—	1.89		—	9.98	4.14	1.17	1.17	1.17	0.36	28,379	179
05-31-24	9.51	0.07	•	1.65	1.72	0.03		—	—	0.03		—	11.20	18.08	1.18	1.18	1.18	0.69	30,541	197
05-31-23	10.11	0.04	•	(0.61)	(0.57)	0.03		—	—	0.03		—	9.51	(5.69)	1.21	1.18	1.18	0.39	29,041	314
05-31-22	15.58	(0.05	)•	(1.62)	(1.67)	—		3.80	—	3.80		—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111
05-31-21	9.86	(0.05	)•	5.77	5.72	—		—	—	—		—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143
Class C
05-31-25	6.84	(0.02	)•	0.46	0.44	0.17		1.68	—	1.85		—	5.43	3.29	1.92	1.92	1.92	(0.38)	678	179
05-31-24	5.84	(0.00	)*•	1.00	1.00	—		—	—	—		—	6.84	17.12	1.93	1.93	1.93	(0.06)	1,118	197
05-31-23	6.23	(0.02	)•	(0.37)	(0.39)	0.00	*	—	—	0.00	*	—	5.84	(6.26)	1.96	1.93	1.93	(0.38)	1,378	314

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Company Fund (continued)
Class C (continued)
05-31-22	11.22	(0.11	)•	(1.08)	(1.19)	—	3.80	—	3.80	—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
05-31-21	7.15	(0.10	)•	4.17	4.07	—	—	—	—	—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143
Class I
05-31-25	15.00	0.10	•	0.78	0.88	0.25	1.68	—	1.93	—	13.95	4.46	0.90	0.86	0.86	0.67	50,272	179
05-31-24	12.73	0.14	•	2.19	2.33	0.06	—	—	0.06	—	15.00	18.38	0.87	0.87	0.87	1.00	56,201	197
05-31-23	13.51	0.08	•	(0.81)	(0.73)	0.05	—	—	0.05	—	12.73	(5.37)	0.94	0.87	0.87	0.65	35,491	314
05-31-22	19.42	(0.02	)•	(2.09)	(2.11)	—	3.80	—	3.80	—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
05-31-21	12.27	(0.02	)•	7.19	7.17	—	0.02	—	0.02	—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
Class R
05-31-25	11.16	0.01	•	0.63	0.64	0.18	1.68	—	1.86	—	9.94	3.89	1.42	1.42	1.42	0.11	87	179
05-31-24	9.47	0.04	•	1.65	1.69	—	—	—	—	—	11.16	17.85	1.43	1.43	1.43	0.43	87	197
05-31-23	10.08	0.02	•	(0.62)	(0.60)	0.01	—	—	0.01	—	9.47	(5.92)	1.46	1.43	1.43	0.17	95	314
05-31-22	15.58	(0.08	)•	(1.62)	(1.70)	—	3.80	—	3.80	—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
05-31-21	9.89	(0.08	)•	5.77	5.69	—	—	—	—	—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
Class R6
05-31-25	15.07	0.12	•	0.77	0.89	0.26	1.68	—	1.94	—	14.02	4.49	0.82	0.82	0.82	0.75	45,580	179
05-31-24	12.77	0.15	•	2.21	2.36	0.06	—	—	0.06	—	15.07	18.54	0.82	0.82	0.82	1.05	92,714	197
05-31-23	13.56	0.10	•	(0.83)	(0.73)	0.06	—	—	0.06	—	12.77	(5.38)	0.85	0.85	0.85	0.78	84,357	314
05-31-22	19.47	(0.02	)•	(2.09)	(2.11)	—	3.80	—	3.80	—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
05-31-21	12.30	(0.01	)•	7.20	7.19	—	0.02	—	0.02	—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
Class W
05-31-25	14.99	0.09	•	0.79	0.88	0.24	1.68	—	1.92	—	13.95	4.46	0.92	0.92	0.92	0.61	24,898	179
05-31-24	12.71	0.14	•	2.18	2.32	0.04	—	—	0.04	—	14.99	18.26	0.93	0.93	0.93	0.96	26,194	197
05-31-23	13.49	0.08	•	(0.81)	(0.73)	0.05	—	—	0.05	—	12.71	(5.41)	0.96	0.93	0.93	0.62	18,641	314
05-31-22	19.41	(0.03	)•	(2.09)	(2.12)	—	3.80	—	3.80	—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111
05-31-21	12.27	(0.02	)•	7.18	7.16	—	0.02	—	0.02	—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
●	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within each Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility.

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended May 31, 2025, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended May 31, 2025, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $9,577,373. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at May 31, 2025.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Corporate Leaders® 100	$311,039,885	$347,000,380
Small Company	324,850,884	393,281,950

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders®100	0.500% on first $500 million;
0.450% on next $500 million; and
0.400% in excess of $1 billion
Small Company	0.750% on all assets

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C	Class R
Corporate Leaders® 100	0.25%	1.00%	0.50%
Small Company	0.25%	1.00%	0.50%

The Distributor has agreed to waive 0.25% of the Distribution Fee for Corporate Leaders® 100 Class C. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2025, the Distributor retained the following amounts in sales charges:

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$35,685	$—
Small Company	812	—

Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$3,546
Small Company	—	10

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment
Company	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	12.30%
Voya Solution Moderately Aggressive Portfolio	Small Company	7.60

The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Corporate Leaders® 100	$199,552
Small Company	4,254

NOTE 7 — LICENSING FEE

Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.45%	0.65%	1.15%	0.65%	0.65%
Small Company	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

Pursuant to a side letter agreement, through October 1, 2025, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100 listed below. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

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NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	May 31,
	2026	2027	2028	Total
Corporate Leaders® 100	$549,991	$456,803	$552,395	$1,559,189
Small Company	172	—	—	172

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2025, are as follows:

	May 31,
	2026	2027	2028	Total
Corporate Leaders® 100
Class A	$158,860	$—	$37,565	$196,425
Class I	178,956	183,153	349,793	711,902
Class R6	470	502	496	1,468
Class W	4,860	—	933	5,793
Small Company
Class A	$9,876	$17	$—	$9,893
Class C	568	8	—	576
Class I	38,985	—	22,458	61,443
Class R	31	—	—	31
Class W	12,686	—	—	12,686

The Expense Limitation Agreement is contractual through October 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the year ended May 31, 2025, as follows:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Corporate Leaders® 100	6	$4,878,167	5.85%
Small Company	9	1,416,889	5.96

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Corporate Leaders ® 100
Class A
5/31/2025	1,542,663	—	1,270,480	(2,488,300)	—	324,843	37,745,225	—	31,330,040	(61,186,222)	—	7,889,043
5/31/2024	1,755,410	—	858,570	(2,353,245)	—	260,735	37,728,085	—	18,083,867	(50,979,790)	—	4,832,162
Class C
5/31/2025	214,063	—	91,236	(565,552)	—	(260,253)	5,251,389	—	2,242,580	(13,806,970)	—	(6,313,001)
5/31/2024	274,072	—	73,051	(1,064,229)	—	(717,106)	5,871,779	—	1,533,555	(22,765,708)	—	(15,360,374)
Class I
5/31/2025	5,903,614	—	1,024,036	(6,372,782)	—	554,868	145,657,569	—	25,273,204	(153,305,568)	—	17,625,205
5/31/2024	8,445,534	—	631,077	(5,655,747)	—	3,420,864	180,873,715	—	13,298,476	(122,458,959)	—	71,713,232
Class R
5/31/2025	368,050	—	226,559	(503,268)	—	91,341	8,902,804	—	5,530,308	(12,079,881)	—	2,353,231
5/31/2024	559,610	—	146,807	(519,347)	—	187,070	11,955,249	—	3,062,814	(11,101,752)	—	3,916,311
Class R6
5/31/2025	178,351	—	28,692	(351,463)	—	(144,420)	4,465,295	—	708,681	(8,874,823)	—	(3,700,847)
5/31/2024	309,008	—	25,221	(114,823)	—	219,406	6,726,238	—	531,728	(2,541,029)	—	4,716,937
Class W
5/31/2025	96,506	—	34,026	(104,546)	—	25,986	2,404,881	—	844,197	(2,558,954)	—	690,124
5/31/2024	155,553	—	27,403	(274,738)	—	(91,782)	3,397,256	—	580,202	(6,059,588)	—	(2,082,130)
Small Company
Class A
5/31/2025	88,255	—	420,053	(391,683)	—	116,625	946,721	—	4,704,596	(4,383,074)	—	1,268,243
5/31/2024	91,263	—	7,313	(424,518)	—	(325,942)	964,365	—	75,904	(4,466,072)	—	(3,425,803)

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Small Company (continued)
Class C
5/31/2025	11,276	—	42,038	(91,972)	—	(38,658)	80,175	—	257,270	(567,479)	—	(230,034)
5/31/2024	5,284	—	—	(77,971)	—	(72,687)	34,589	—	—	(508,548)	—	(473,959)
Class I
5/31/2025	399,617	—	414,838	(957,766)	—	(143,311)	5,824,884	—	6,483,913	(14,366,189)	—	(2,057,392)
5/31/2024	1,977,429	—	13,174	(1,031,965)	—	958,638	28,394,891	—	182,985	(14,576,053)	—	14,001,823
Class R
5/31/2025	2,004	—	1,151	(2,150)	—	1,005	20,392	—	12,842	(23,337)	—	9,897
5/31/2024	2,314	—	—	(4,584)	—	(2,270)	23,779	—	—	(48,061)	—	(24,282)
Class R6
5/31/2025	907,281	—	418,680	(4,228,264)	—	(2,902,303)	13,256,238	—	6,573,279	(67,278,972)	—	(47,449,455)
5/31/2024	1,338,410	—	27,462	(1,815,350)	—	(449,478)	18,948,757	—	383,097	(25,477,184)	—	(6,145,330)
Class W
5/31/2025	331,683	—	193,817	(487,117)	—	38,383	4,480,826	—	3,029,352	(7,501,942)	—	8,236
5/31/2024	1,881,672	—	2,862	(1,604,251)	—	280,283	26,354,364	—	39,757	(21,475,456)	—	4,918,665

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund's securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2025:

Small Company

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$14,396	$(14,396)	$—
BNP Paribas Securities Corp.	993,435	(993,435)	—
BofA Securities Inc	481,307	(481,307)	—
Goldman, Sachs & Co. LLC	42,347	(42,347)	—
Janney Montgomery Scott LLC	334,229	(334,229)	—
Morgan Stanley & Co. LLC	16,790	(16,790)	—
National Financial Services LLC	257,639	(257,639)	—

16

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Natixis Securities America LLC	$1,264,538	$(1,264,538)	$—
Total	$3,404,681	$(3,404,681)	$—

(1)	Cash collateral with a fair value of $3,527,674 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

The following permanent tax differences have been reclassified as of May 31, 2025:

	Paid-in Capital	Distributable Earnings
Small Company	$4,249	$(4,249)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$28,388,233	$43,104,613	$22,470,133	$17,753,598
Small Company	19,775,990	1,693,444	695,493	—

The tax-basis components of distributable earnings as of May 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)
Corporate Leaders® 100	$15,915,832	$25,775,996	$464,073,425	$—	$505,765,253
Small Company	10,682,740	1,672,885	(30,023,937)	—	(17,668,312)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2025, no provision for income tax is required in the Funds' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism,

17

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 9.2%
67,871	Alphabet, Inc. - Class C	$11,731,502	1.1
375,855	AT&T, Inc.	10,448,769	1.0
28,703 (1)	Charter Communications, Inc. - Class A	11,374,138	1.0
289,230	Comcast Corp. - Class A	9,998,681	0.9
18,366	Meta Platforms, Inc. - Class A	11,891,801	1.1
11,342 (1)	Netflix, Inc.	13,692,403	1.2
39,980	T-Mobile US, Inc.	9,683,156	0.9
235,738	Verizon Communications, Inc.	10,363,043	0.9
108,003	Walt Disney Co.	12,208,659	1.1
		101,392,152	9.2

	Consumer Discretionary: 9.1%
54,960 (1)	Amazon.com, Inc.	11,267,350	1.0
2,286	Booking Holdings, Inc.	12,616,274	1.1
226,900	General Motors Co.	11,256,509	1.0
29,574	Home Depot, Inc.	10,891,808	1.0
46,370	Lowe's Cos., Inc.	10,467,100	1.0
34,490	McDonald's Corp.	10,824,686	1.0
167,354	NIKE, Inc. - Class B	10,139,979	0.9
108,379	Starbucks Corp.	9,098,417	0.8
40,189 (1)	Tesla, Inc.	13,923,881	1.3
		100,486,004	9.1

	Consumer Staples: 9.9%
182,147	Altria Group, Inc.	11,039,930	1.0
150,515	Coca-Cola Co.	10,852,132	1.0
114,111	Colgate-Palmolive Co.	10,605,476	1.0
11,393	Costco Wholesale Corp.	11,850,771	1.1
156,405	Mondelez International, Inc. - Class A	10,555,773	0.9
70,958	PepsiCo, Inc.	9,327,429	0.8
68,264	Philip Morris International, Inc.	12,327,796	1.1
63,034	Procter & Gamble Co.	10,708,846	1.0
102,188	Target Corp.	9,606,694	0.9
124,388	Walmart, Inc.	12,279,583	1.1
		109,154,430	9.9

	Energy: 2.4%
63,771	Chevron Corp.	8,717,496	0.8
103,466	ConocoPhillips	8,830,823	0.8
89,967	Exxon Mobil Corp.	9,203,624	0.8
		26,751,943	2.4

	Financials: 18.4%
39,898	American Express Co.	11,732,007	1.1
126,665	American International Group, Inc.	10,720,926	1.0
256,767	Bank of America Corp.	11,331,128	1.0
128,060	Bank of New York Mellon Corp.	11,347,397	1.0
20,125 (1)	Berkshire Hathaway, Inc. - Class B	10,142,195	0.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
11,187	Blackrock, Inc.	$10,962,029	1.0
61,037	Capital One Financial Corp.	11,545,148	1.1
136,125	Charles Schwab Corp.	12,025,282	1.1
150,601	Citigroup, Inc.	11,343,267	1.0
19,503	Goldman Sachs Group, Inc.	11,710,576	1.1
43,616	JPMorgan Chase & Co.	11,514,624	1.0
19,591	Mastercard, Inc. - Class A	11,472,490	1.0
133,684	MetLife, Inc.	10,504,889	1.0
91,839	Morgan Stanley	11,758,147	1.1
162,574 (1)	PayPal Holdings, Inc.	11,425,701	1.0
250,630	US Bancorp	10,924,962	1.0
30,895	Visa, Inc. - Class A	11,282,545	1.0
149,832	Wells Fargo & Co.	11,204,437	1.0
		202,947,750	18.4

	Health Care: 12.5%
80,966	Abbott Laboratories	10,815,438	1.0
51,596	AbbVie, Inc.	9,602,532	0.9
34,506	Amgen, Inc.	9,943,939	0.9
176,471	Bristol-Myers Squibb Co.	8,520,020	0.8
157,757	CVS Health Corp.	10,102,758	0.9
51,456	Danaher Corp.	9,771,494	0.9
12,876	Eli Lilly & Co.	9,498,239	0.8
94,749	Gilead Sciences, Inc.	10,429,970	0.9
21,536 (1)	Intuitive Surgical, Inc.	11,895,194	1.1
64,699	Johnson & Johnson	10,041,932	0.9
120,869	Medtronic PLC	10,029,710	0.9
118,704	Merck & Co., Inc.	9,121,215	0.8
420,136	Pfizer, Inc.	9,868,995	0.9
21,176	Thermo Fisher Scientific, Inc.	8,530,116	0.8
		138,171,552	12.5

	Industrials: 13.2%
73,128	3M Co.	10,848,539	1.0
61,115 (1)	Boeing Co.	12,670,362	1.1
32,128	Caterpillar, Inc.	11,181,508	1.0
22,763	Deere & Co.	11,523,996	1.0
97,494	Emerson Electric Co.	11,638,834	1.1
43,821	FedEx Corp.	9,557,360	0.9
52,991	GE Aerospace	13,031,017	1.2
39,363	General Dynamics Corp.	10,962,202	1.0
50,357	Honeywell International, Inc.	11,414,421	1.0
23,991	Lockheed Martin Corp.	11,572,778	1.1
80,412	Raytheon Technologies Corp.	10,974,630	1.0
45,624	Union Pacific Corp.	10,113,016	0.9
96,588	United Parcel Service, Inc. - Class B	9,421,193	0.9
		144,909,856	13.2

See Accompanying Notes to Financial Statements

19

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 18.4%
34,803	Accenture PLC - Class A	$11,026,286	1.0
27,461 (1)	Adobe, Inc.	11,398,787	1.0
102,612 (1)	Advanced Micro Devices, Inc.	11,362,227	1.0
48,609	Apple, Inc.	9,763,118	0.9
62,628	Broadcom, Inc.	15,160,360	1.4
174,036	Cisco Systems, Inc.	10,971,229	1.0
466,386	Intel Corp.	9,117,846	0.8
43,409	International Business Machines Corp.	11,245,536	1.0
17,684	Intuit, Inc.	13,324,363	1.2
27,963	Microsoft Corp.	12,873,047	1.2
96,579	NVIDIA Corp.	13,050,720	1.2
75,189	Oracle Corp.	12,446,035	1.1
123,375 (1)	Palantir Technologies, Inc. - Class A	16,258,358	1.5
69,355	Qualcomm, Inc.	10,070,346	0.9
39,233	Salesforce, Inc.	10,411,261	1.0
13,277 (1)	ServiceNow, Inc.	13,424,242	1.2
60,069	Texas Instruments, Inc.	10,983,617	1.0
		202,887,378	18.4

	Materials: 1.0%
23,071	Linde PLC US	10,787,538	1.0

	Real Estate: 1.9%
49,137	American Tower Corp.	10,547,257	1.0
64,473	Simon Property Group, Inc.	10,513,612	0.9
		21,060,869	1.9

	Utilities: 2.9%
88,702	Duke Energy Corp.	10,441,999	0.9
150,343	NextEra Energy, Inc.	10,620,230	1.0
116,228	Southern Co.	10,460,520	1.0
		31,522,749	2.9
	Total Common Stock (Cost $604,767,901)	1,090,072,221	98.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
9,539,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220% (Cost $9,539,000)	$9,539,000	0.9
	Total Short-Term Investments (Cost $9,539,000)	$9,539,000	0.9
	Total Investments in Securities (Cost $614,306,901)	$1,099,611,221	99.8
	Assets in Excess of Other Liabilities	1,706,077	0.2
	Net Assets	$1,101,317,298	100.0

(1)         Non-income producing security.

(2)         Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

20

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,090,072,221	$—	$—	$1,090,072,221
Short-Term Investments	9,539,000	—	—	9,539,000
Total Investments, at fair value	$1,099,611,221	$—	$—	$1,099,611,221
Other Financial Instruments+
Futures	1,019,495	—	—	1,019,495
Total Assets	$1,100,630,716	$—	$—	$1,100,630,716

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At May 31, 2025, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P 500 E-Mini	33	06/20/25	$9,761,400	$1,019,495
			$9,761,400	$1,019,495

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$1,019,495
Total Asset Derivatives		$1,019,495

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$333,864
Total	$333,864

See Accompanying Notes to Financial Statements

21

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$771,039
Total	$771,039

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $636,557,291.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$493,253,061
Gross Unrealized Depreciation	(29,179,636)
Net Unrealized Appreciation	$464,073,425

See Accompanying Notes to Financial Statements

22

VOYA SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS
AS OF MAY 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.9%
	Communication Services: 3.0%
12,937 (1)	Cargurus, Inc.	$405,446	0.3
38,399 (1)	Grindr, Inc.	937,704	0.6
50,416 (1)(2)	Magnite, Inc.	824,806	0.6
113,503 (1)	Vimeo, Inc.	494,873	0.3
22,967 (1)	Yelp, Inc.	876,650	0.6
101,939 (1)	ZipRecruiter, Inc. - Class A	608,576	0.4
32,659 (1)	ZoomInfo Technologies, Inc.	311,893	0.2
		4,459,948	3.0
	Consumer Discretionary: 4.6%
381,840 (1)	GrowGeneration Corp.	412,387	0.3
12,531	H&R Block, Inc.	713,640	0.5
5,313	Monarch Casino & Resort, Inc.	444,911	0.3
23,035	Red Rock Resorts, Inc. - Class A	1,107,293	0.7
215,582 (1)	Sabre Corp.	543,267	0.3
58,170 (1)	Sonos, Inc.	597,988	0.4
30,600	Steven Madden Ltd.	754,290	0.5
39,834 (1)	Tri Pointe Homes, Inc.	1,174,306	0.8
59,219 (1)	Udemy, Inc.	433,483	0.3
115,606 (1)	Under Armour, Inc. - Class A	775,716	0.5
		6,957,281	4.6
	Consumer Staples: 1.2%
59,989	Dole PLC	849,444	0.6
9,259	John B Sanfilippo & Son, Inc.	575,354	0.4
11,713	Primo Brands Corp. - Class A	387,349	0.2
		1,812,147	1.2
	Energy: 3.3%
380,254 (1)	Clean Energy Fuels Corp.	680,655	0.5
42,826	Excelerate Energy, Inc. - Class A	1,204,695	0.8
75,983 (1)	Helix Energy Solutions Group, Inc.	470,335	0.3
30,839	HighPeak Energy, Inc.	304,998	0.2
62,879	Murphy Oil Corp.	1,316,057	0.9
108,650	SFL Corp. Ltd.	932,217	0.6
		4,908,957	3.3
	Financials: 20.9%
33,939	Arrow Financial Corp.	873,929	0.6
64,214	BCB Bancorp, Inc.	520,134	0.3
37,284	Berkshire Hills Bancorp, Inc.	923,152	0.6
95,676	BGC Group, Inc. - Class A	887,873	0.6
18,498 (2)	Blackstone Mortgage Trust, Inc. - Class A	349,427	0.2
13,494	Cathay General Bancorp	578,285	0.4
12,755	CNO Financial Group, Inc.	484,180	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
44,554	ConnectOne Bancorp, Inc.	$1,023,406	0.7
75,277	Eastern Bankshares, Inc.	1,129,155	0.8
50,292	Farmers National Banc Corp.	665,363	0.4
131,324	First BanCorp/Puerto Rico	2,623,854	1.8
42,852	First Commonwealth Financial Corp.	669,348	0.4
61,956	Fulton Financial Corp.	1,068,741	0.7
122,803 (1)	Genworth Financial, Inc. - Class A	865,761	0.6
36,915	Hancock Whitney Corp.	2,018,143	1.3
25,027	Hilltop Holdings, Inc.	746,305	0.5
75,356	Hope Bancorp, Inc.	756,574	0.5
39,871	KKR Real Estate Finance Trust, Inc.	356,048	0.2
88,574	Ladder Capital Corp.	931,799	0.6
144,871 (1)	Marqeta, Inc. - Class A	779,406	0.5
90,190	MFA Financial, Inc.	838,767	0.6
12,021	NBT Bancorp, Inc.	503,079	0.3
17,320	Origin Bancorp, Inc.	590,439	0.4
26,934 (1)	Oscar Health, Inc. - Class A	371,689	0.3
76,642	P10, Inc. - Class A	832,332	0.6
64,267	Pagseguro Digital Ltd. - Class A	572,619	0.4
119,851 (1)	Payoneer Global, Inc.	816,185	0.5
92,447 (2)	Ready Capital Corp.	413,238	0.3
144,947	Redwood Trust, Inc.	789,961	0.5
20,137	Renasant Corp.	705,802	0.5
46,112	Simmons First National Corp. - Class A	865,061	0.6
48,268	United Community Banks, Inc.	1,387,222	0.9
151,321	Valley National Bancorp	1,328,598	0.9
25,443	Victory Capital Holdings, Inc. - Class A	1,577,721	1.1
73,218	WisdomTree, Inc.	691,178	0.5
39,309	XP, Inc. - Class A	761,022	0.5
		31,295,796	20.9
	Health Care: 14.8%
22,174 (1)	ADMA Biologics, Inc.	439,932	0.3
58,534 (1)	Alignment Healthcare, Inc.	899,668	0.6
116,949 (1)	Amicus Therapeutics, Inc.	709,880	0.5
53,263 (1)	Avanos Medical, Inc.	669,516	0.4
102,415 (1)	BioCryst Pharmaceuticals, Inc.	1,100,961	0.7
12,574	Bio-Techne Corp.	608,582	0.4
43,200 (1)	BrightSpring Health Services, Inc.	1,028,592	0.7
26,975	Bruker Corp.	989,983	0.7
388,807 (1)	Cerus Corp.	493,785	0.3
63,810 (1)	Fortrea Holdings, Inc.	274,383	0.2

See Accompanying Notes to Financial Statements

23

VOYA SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS
AS OF MAY 31, 2025 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
20,781 (1)	Guardant Health, Inc.	$844,124	0.6
10,636 (1)	HealthEquity, Inc.	1,070,088	0.7
6,558 (1)	Hims & Hers Health, Inc.	370,920	0.2
9,004 (1)	Insmed, Inc.	627,849	0.4
63,808 (1)(2)	Intellia Therapeutics, Inc.	438,361	0.3
106,685 (1)	MannKind Corp.	442,743	0.3
5,855 (1)	Merit Medical Systems, Inc.	556,401	0.4
12,837 (1)	Mirum Pharmaceuticals, Inc.	570,733	0.4
263,311 (1)	OPKO Health, Inc.	358,103	0.2
40,099 (1)	Option Care Health, Inc.	1,310,435	0.9
26,446 (1)	Orthofix Medical, Inc.	297,518	0.2
24,613 (1)	Phreesia, Inc.	602,772	0.4
19,482 (1)	Privia Health Group, Inc.	443,410	0.3
27,840 (1)	Progyny, Inc.	598,560	0.4
13,249 (1)	PTC Therapeutics, Inc.	642,841	0.4
53,255	QIAGEN NV	2,403,398	1.6
10,921 (1)	Rhythm Pharmaceuticals, Inc.	669,785	0.4
20,546 (1)	Rigel Pharmaceuticals, Inc.	394,483	0.3
35,373	Select Medical Holdings Corp.	540,853	0.4
16,924 (1)	Surgery Partners, Inc.	399,576	0.3
24,389 (1)	Tandem Diabetes Care, Inc.	483,390	0.3
72,331 (1)	Teladoc Health, Inc.	500,531	0.3
32,434 (1)	Travere Therapeutics, Inc.	487,159	0.3
		22,269,315	14.8
	Industrials: 20.3%
7,183	Albany International Corp. - Class A	474,581	0.3
12,785	Allison Transmission Holdings, Inc.	1,323,503	0.9
17,825	Apogee Enterprises, Inc.	688,936	0.5
5,979	Applied Industrial Technologies, Inc.	1,354,363	0.9
7,619	Armstrong World Industries, Inc.	1,185,745	0.8
17,205	Atmus Filtration Technologies, Inc.	619,724	0.4
23,623 (2)	Cadre Holdings, Inc.	774,126	0.5
50,651 (1)	CoreCivic, Inc.	1,112,296	0.7
12,848	CSG Systems International, Inc.	848,739	0.6
23,660	Enerpac Tool Group Corp.	1,014,541	0.7
32,210 (1)	ExlService Holdings, Inc.	1,481,338	1.0
11,675	Federal Signal Corp.	1,098,267	0.7
37,278 (1)(2)	First Advantage Corp.	638,199	0.4
37,586	Flowserve Corp.	1,875,917	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,577	Franklin Electric Co., Inc.	$740,967	0.5
47,665 (1)	GEO Group, Inc.	1,293,628	0.9
12,620	Insperity, Inc.	816,766	0.5
33,232	Kennametal, Inc.	715,485	0.5
61,770 (1)	Legalzoom.com, Inc.	563,960	0.4
4,102	Lincoln Electric Holdings, Inc.	794,106	0.5
119,175 (1)	Manitowoc Co., Inc.	1,252,529	0.8
31,739	Marten Transport Ltd.	413,877	0.3
60,991	Mueller Water Products, Inc. - Class A	1,496,109	1.0
50,523 (1)	NOW, Inc.	728,542	0.5
26,895	nVent Electric PLC	1,769,691	1.2
12,733	Pentair PLC	1,262,859	0.8
16,707	REV Group, Inc.	626,345	0.4
65,279	Shyft Group, Inc.	684,777	0.5
7,660	TriNet Group, Inc.	637,389	0.4
8,588	Watts Water Technologies, Inc. - Class A	2,079,327	1.4
		30,366,632	20.3
	Information Technology: 16.7%
327,804 (1)	8x8, Inc.	537,599	0.3
49,794	A10 Networks, Inc.	859,444	0.6
28,593 (1)	ACI Worldwide, Inc.	1,322,712	0.9
37,265 (1)	Amplitude, Inc. - Class A	461,713	0.3
14,484 (1)	ASGN, Inc.	764,900	0.5
113,928 (1)	AvePoint, Inc.	2,124,757	1.4
77,868 (1)	Box, Inc. - Class A	2,944,968	2.0
44,479 (1)	Clearwater Analytics Holdings, Inc. - Class A	1,027,465	0.7
77,449 (1)	Cohu, Inc.	1,322,054	0.9
5,540 (1)	Credo Technology Group Holding Ltd.	337,718	0.2
20,909	CTS Corp.	850,787	0.6
29,837 (1)	Dropbox, Inc. - Class A	861,096	0.6
30,872 (2)	Ingram Micro Holding Corp.	590,581	0.4
16,112 (1)	Intapp, Inc.	888,094	0.6
39,699 (1)	Knowles Corp.	651,461	0.4
4,424	Littelfuse, Inc.	907,186	0.6
38,982 (1)	MaxLinear, Inc.	444,005	0.3
31,277 (1)	PagerDuty, Inc.	446,010	0.3
37,427 (1)	Photronics, Inc.	625,405	0.4
16,063 (1)	Pure Storage, Inc. - Class A	860,816	0.6
8,061 (1)	Rambus, Inc.	431,022	0.3
20,253	Sapiens International Corp. NV	581,261	0.4
102,424 (1)	Sprinklr, Inc. - Class A	864,459	0.6
40,410 (1)	Verint Systems, Inc.	708,791	0.5
36,227 (1)	Vertex, Inc. - Class A	1,433,502	0.9
39,150 (1)	Viavi Solutions, Inc.	356,657	0.2
136,911 (1)	Yext, Inc.	918,673	0.6

See Accompanying Notes to Financial Statements

24

VOYA SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS
AS OF MAY 31, 2025 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
64,709 (1)	Zeta Global Holdings Corp. - Class A	$850,276	0.6
		24,973,412	16.7
	Materials: 3.6%
16,249	Avient Corp.	587,076	0.4
4,744	Balchem Corp.	790,825	0.5
153,247 (1)	Cleveland-Cliffs, Inc.	893,430	0.6
89,886	Element Solutions, Inc.	1,921,763	1.3
4,811	Innospec, Inc.	409,320	0.3
96,944 (1)	Rayonier Advanced Materials, Inc.	373,234	0.2
89,400	Tronox Holdings PLC	507,792	0.3
		5,483,440	3.6
	Real Estate: 6.1%
71,818	Acadia Realty Trust	1,383,215	0.9
29,119	Alexander & Baldwin, Inc.	521,521	0.4
104,202	Apartment Investment and Management Co. - Class A	831,532	0.6
22,512	Broadstone Net Lease, Inc.	358,166	0.2
118,616	DiamondRock Hospitality Co.	906,226	0.6
17,747	First Industrial Realty Trust, Inc.	877,234	0.6
37,687	Gladstone Land Corp.	372,536	0.3
227,782	Hudson Pacific Properties, Inc.	423,675	0.3
16,323	LTC Properties, Inc.	577,671	0.4
69,410 (2)	Medical Properties Trust, Inc.	317,204	0.2
17,889	National Storage Affiliates Trust	615,382	0.4
41,485	Peakstone Realty Trust	513,999	0.3
29,000	Plymouth Industrial REIT, Inc.	469,800	0.3
150,477	Summit Hotel Properties, Inc.	659,089	0.4
9,783	Tanger Factory Outlet Centers, Inc.	291,533	0.2
		9,118,783	6.1
	Utilities: 3.4%
34,145	Avista Corp.	1,314,924	0.9
13,286	Black Hills Corp.	776,833	0.5
57,546 (1)	Hawaiian Electric Industries, Inc.	614,591	0.4
13,445	Northwest Natural Holding Co.	550,842	0.4
18,016	NorthWestern Corp.	996,825	0.6
20,701	Portland General Electric Co.	877,722	0.6
		5,131,737	3.4
	Total Common Stock
	(Cost $174,243,509)	146,777,448	97.9

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.6%
11,487	iShares Russell 2000 ETF	$2,355,639	1.6
	Total Exchange-Traded Funds
	(Cost $2,565,767)	2,355,639	1.6
	Total Long-Term Investments
	(Cost $176,809,276)	149,133,087	99.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 2.3%
527,674 (3)	Bank of America Securities, Inc., Repurchase Agreement dated 05/30/2025, 4.340%, due 06/02/2025 (Repurchase Amount $527,862, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $538,227, due 02/15/29-11/15/52)	527,674	0.3
1,000,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 05/30/2025, 4.400%, due 06/02/2025 (Repurchase Amount $1,000,362, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,022,348, due 11/30/26-05/15/54)	1,000,000	0.7

See Accompanying Notes to Financial Statements

25

VOYA SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS
AS OF MAY 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 05/30/2025, 4.430%, due 06/02/2025 (Repurchase Amount $1,000,364, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,371, due 07/15/26-02/15/53)	$1,000,000	0.7
1,000,000 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 05/30/2025, 4.340%, due 06/02/2025 (Repurchase Amount $1,000,357, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,000, due 07/10/25-11/15/53)	1,000,000	0.6
	Total Repurchase Agreements
	(Cost $3,527,674)	3,527,674	2.3

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
724,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220%
	(Cost $724,000)	$724,000	0.5
	Total Short-Term Investments
	(Cost $4,251,674)	4,251,674	2.8
	Total Investments in Securities
	(Cost $181,060,950)	$153,384,761	102.3
	Liabilities in Excess of Other Assets	(3,490,982)	(2.3)
	Net Assets	$149,893,779	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

26

VOYA SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS
AS OF MAY 31, 2025 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$146,777,448	$—	$—	$146,777,448
Exchange-Traded Funds	2,355,639	—	—	2,355,639
Short-Term Investments	724,000	3,527,674	—	4,251,674
Total Investments, at fair value	$149,857,087	$3,527,674	$—	$153,384,761

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $183,408,267.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,677,615
Gross Unrealized Depreciation	(33,701,552)
Net Unrealized Depreciation	$(30,023,937)

See Accompanying Notes to Financial Statements

27

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2025, were as follows:

		Per Share
Fund Name	Type	Amount
Voya Corporate Leaders® 100 Fund
Class A	NII	$0.3948
Class C	NII	$0.2597
Class I	NII	$0.4721
Class R	NII	$0.3354
Class R6	NII	$0.4780
Class W	NII	$0.4567
All Classes	STCG	$0.2568
All Classes	LTCG	$1.0209

Voya Small Company Fund
Class A	NII	$0.2108
Class C	NII	$0.1647
Class I	NII	$0.2470
Class R	NII	$0.1793
Class R6	NII	$0.2552
Class W	NII	$0.2360
All Classes	STCG	$1.5270
All Classes	LTCG	$0.1512

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Corporate Leaders® 100 Fund	71.24%
Voya Small Company Fund	14.66%

For the year ended May 31, 2025, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Corporate Leaders® 100 Fund	73.24%
Voya Small Company Fund	17.61%

The Funds designate the following amount of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Corporate Leaders® 100 Fund	$43,104,613
Voya Small Company Fund	$1,693,444

The Funds designate the following amounts as Section 199A dividends:

Voya Corporate Leaders® 100 Fund	$813,457
Voya Small Company Fund	$610,157

28

TAX INFORMATION (UNAUDITED) (CONTINUED)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

29

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163050 (0525)

Annual Financial Statements and Other Information

May 31, 2025

Classes A, C, I, R and W

Domestic Equity Fund

■	Voya Mid Cap Research Enhanced Index Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Mid Cap Research Enhanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Mid Cap Research Enhanced Index Fund (the “Fund”) (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2025

1

STATEMENT OF ASSETS AND LIABILITIES AS OF MAY 31, 2025

ASSETS:
Investments in securities at fair value+*	$156,227,401
Short-term investments at fair value†	2,991,048
Cash	16,181
Receivables:
Fund shares sold	14,418
Dividends	79,467
Interest	9
Prepaid expenses	26,467
Reimbursement due from Investment Adviser	20,140
Other assets	18,077
Total assets	159,393,208
LIABILITIES:
Payable for fund shares redeemed	36,133
Payable upon receipt of securities loaned	2,620,048
Payable for investment management fees	72,619
Payable for distribution and shareholder service fees	28,329
Payable to trustees under the deferred compensation plan (Note 6)	18,077
Payable for trustee fees	419
Other accrued expenses and liabilities	98,868
Total liabilities	2,874,493
NET ASSETS	$156,518,715
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$126,428,366
Total distributable earnings	30,090,349
NET ASSETS	$156,518,715
+ Including securities loaned at value	$2,558,683
* Cost of investments in securities	$133,293,011
† Cost of short-term investments	$2,991,048

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES AS OF MAY 31, 2025 (CONTINUED)

Class A
Net assets	$108,550,295
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	6,043,094
Net asset value and redemption price per share†	$17.96
Maximum offering price per share (5.75%)(1)	$19.06
Class C
Net assets	$442,956
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	27,695
Net asset value and redemption price per share†	$15.99
Class I
Net assets	$10,221,953
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	542,018
Net asset value and redemption price per share	$18.86
Class R
Net assets	$12,412,926
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	712,573
Net asset value and redemption price per share	$17.42
Class W
Net assets	$24,890,585
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,313,642
Net asset value and redemption price per share	$18.95

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2025

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,561,575
Interest	658
Securities lending income, net	2,852
Other	1,013
Total investment income	2,566,098
EXPENSES:
Investment management fees	921,658
Distribution and shareholder service fees:
Class A	282,584
Class C	3,428
Class R	65,168
Transfer agent fees:
Class A	155,658
Class C	629
Class I	12,632
Class R	17,950
Class W	34,907
Shareholder reporting expense	22,339
Registration fees	82,195
Professional fees	38,373
Custody and accounting expense	21,128
Trustee fees	4,190
Licensing fee (Note 7)	26,139
Miscellaneous expense	21,286
Interest expense	955
Total expenses	1,711,219
Waived and reimbursed fees	(182,140)
Net expenses	1,529,079
Net investment income	1,037,019
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	16,343,853
Net change in unrealized appreciation (depreciation) on investments	(10,026,194)
Net realized and unrealized gain	6,317,659
Increase in net assets resulting from operations	$7,354,678
* Foreign taxes withheld	$1,072

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	May 31, 2025	May 31, 2024
FROM OPERATIONS:
Net investment income	$1,037,019	$1,143,197
Net realized gain	16,343,853	12,876,023
Net change in unrealized appreciation (depreciation)	(10,026,194)	22,424,814
Increase in net assets resulting from operations	7,354,678	36,444,034
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(12,266,751)	(841,101)
Class C	(54,705)	(1,814)
Class I	(1,215,534)	(149,502)
Class R	(1,438,600)	(70,295)
Class W	(2,642,921)	(138,571)
Total distributions	(17,618,511)	(1,201,283)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,902,397	52,344,988
Reinvestment of distributions	17,465,998	1,189,396

	29,368,395	53,534,384
Cost of shares redeemed	(35,194,202)	(54,522,316)
Net decrease in net assets resulting from capital share transactions	(5,825,807)	(987,932)
Net increase (decrease) in net assets	(16,089,640)	34,254,819
NET ASSETS:
Beginning of year or period	172,608,355	138,353,536
End of year or period	$156,518,715	$172,608,355

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Class A
05-31-25	19.31	0.11	•	0.72	0.83	0.14	2.04	—	2.18	—	17.96	3.48	1.07	0.95	0.95	0.58	108,550	72
05-31-24	15.34	0.12	•	3.99	4.11	0.14	—	—	0.14	—	19.31	26.90	1.05	0.96	0.96	0.70	113,786	107
05-31-23	17.14	0.13	•	(0.88)	(0.75)	0.10	0.95	—	1.05	—	15.34	(4.45)	1.11	0.95	0.95	0.82	97,951	91
05-31-22	21.15	0.09	•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
05-31-21	13.61	0.08	•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
Class C
05-31-25	17.41	0.01	•	0.67	0.68	0.06	2.04	—	2.10	—	15.99	2.98	1.57	1.45	1.45	0.07	443	72
05-31-24	13.85	0.03	•	3.59	3.62	0.06	—	—	0.06	—	17.41	26.22	1.55	1.46	1.46	0.21	425	107
05-31-23	15.57	0.05	•	(0.80)	(0.75)	0.02	0.95	—	0.97	—	13.85	(4.90)	1.61	1.45	1.45	0.31	420	91
05-31-22	19.48	(0.00	)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
05-31-21	12.53	(0.00	)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
Class I
05-31-25	20.17	0.17	•	0.75	0.92	0.19	2.04	—	2.23	—	18.86	3.75	0.76	0.70	0.70	0.86	10,222	72
05-31-24	16.01	0.17	•	4.17	4.34	0.18	—	—	0.18	—	20.17	27.26	0.74	0.71	0.71	0.93	20,041	107
05-31-23	17.84	0.18	•	(0.92)	(0.74)	0.14	0.95	—	1.09	—	16.01	(4.21)	0.80	0.70	0.70	1.09	11,314	91
05-31-22	21.90	0.15	•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
05-31-21	14.08	0.13	•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
Class R
05-31-25	18.79	0.06	•	0.71	0.77	0.10	2.04	—	2.14	—	17.42	3.23	1.32	1.20	1.20	0.33	12,413	72
05-31-24	14.93	0.08	•	3.88	3.96	0.10	—	—	0.10	—	18.79	26.62	1.30	1.21	1.21	0.45	12,893	107
05-31-23	16.71	0.09	•	(0.86)	(0.77)	0.06	0.95	—	1.01	—	14.93	(4.69)	1.36	1.20	1.20	0.57	10,760	91
05-31-22	20.69	0.04	•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
05-31-21	13.32	0.04	•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
Class W
05-31-25	20.26	0.16	•	0.76	0.92	0.19	2.04	—	2.23	—	18.95	3.76	0.82	0.70	0.70	0.82	24,891	72
05-31-24	16.08	0.17	•	4.19	4.36	0.18	—	—	0.18	—	20.26	27.26	0.80	0.71	0.71	0.92	25,463	107
05-31-23	17.91	0.19	•	(0.93)	(0.74)	0.14	0.95	—	1.09	—	16.08	(4.20)	0.86	0.70	0.70	1.10	17,908	91
05-31-22	21.96	0.15	•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72
05-31-21	14.13	0.13	•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic

946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends,

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close,

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaim recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.    Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$121,391,432	$143,883,950

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C	Class R
0.25%	0.75%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2025, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$1,312	$—
Contingent Deferred Sales Charges:	$—	$84

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	7.67%

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $17,061.

NOTE 7 — LICENSING FEE

The Fund pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R	Class W
1.00%	1.50%	0.75%	1.25%	0.75%

Pursuant to a side letter agreement, through October 1, 2025, the Investment Adviser had further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A	Class C	Class I	Class R	Class W
0.95%	1.45%	0.70%	1.20%	0.70%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2025, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2025 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended May 31, 2025 as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
3	$1,965,000	5.83%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
5/31/2025	78,540	—	626,353	(555,198)	—	149,695	1,493,261	—	12,138,715	(10,622,236)	—	3,009,740
5/31/2024	54,041	—	48,865	(595,446)	—	(492,540)	966,899	—	832,180	(10,319,320)	—	(8,520,241)
Class C
5/31/2025	11,374	—	3,141	(11,255)	—	3,260	189,771	—	54,310	(190,970)	—	53,111
5/31/2024	3,165	—	117	(9,178)	—	(5,896)	48,374	—	1,802	(145,440)	—	(95,264)
Class I
5/31/2025	251,521	—	58,634	(761,893)	—	(451,738)	4,945,966	—	1,191,452	(16,141,863)	—	(10,004,445)
5/31/2024	1,373,450	—	8,265	(1,094,503)	—	287,212	24,866,627	—	146,865	(20,018,858)	—	4,994,634
Class R
5/31/2025	31,077	—	76,481	(81,227)	—	26,331	572,814	—	1,438,600	(1,480,742)	—	530,672
5/31/2024	30,777	—	4,237	(69,406)	—	(34,392)	538,209	—	70,295	(1,189,155)	—	(580,651)
Class W
5/31/2025	262,172	—	129,491	(335,066)	—	56,597	4,700,585	—	2,642,921	(6,758,391)	—	585,115
5/31/2024	1,440,678	—	7,750	(1,304,889)	—	143,539	25,924,879	—	138,254	(22,849,543)	—	3,213,590

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2025:

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas
Securities Corp.	$246,372	$(246,372)	$—
BofA Securities Inc	44,198	(44,198)	—
Citadel Clearing LLC	74,595	(74,595)	—
Citadel Securities LLC	141,666	(141,666)	—
HSBC Bank PLC	650,747	(650,747)	—
National Financial Services LLC	274,066	(274,066)	—
Natixis Securities America LLC	539,564	(539,564)	—
UBS AG	587,475	(587,475)	—
Total	$2,558,683	$(2,558,683)	$—

(1)	Cash collateral with a fair value of $2,620,048 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2025		Year Ended May 31, 2024
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$3,496,290	$14,122,221	$1,201,283	$—

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2025, were:

Undistributed	Undistributed	Unrealized		Total
Ordinary	Long-term	Appreciation/	Capital Loss	Distributable
Income	Capital Gains	(Depreciation)	Carryforward	Earnings/(Loss)
$1,162,766	$7,700,931	$21,226,652	—	$30,090,349

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 14 — SEGMENT REPORTING (continued)

and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — SUBSEQUENT EVENTS

Fund Events: The Fund will experience the following changes effective on or about at the close of business on July 28, 2025: (i) the appointment of Voya Investment

Management (UK) Limited (“Voya UK”) as sub-sub-adviser to the Fund; (ii) changing the Fund’s secondary benchmark from the “S&P MidCap 400® Index” to the “Russell 2500TM Index”; (iii) changing the Fund’s investment objective, principal investment strategies, including changes to the Fund’s policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iv) changing the Fund’s name to “Voya MI Dynamic SMID Cap Fund”.

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

VOYA MID CAP RESEARCH ENHANCED INDEX FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.5%
	Communication Services: 1.3%
20,175	Iridium Communications, Inc.	$512,445	0.3
1,239 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	119,601	0.1
19,913	New York Times Co. - Class A	1,137,431	0.7
3,343	News Corp. - Class A	94,406	0.1
1,133 (1)	Roku, Inc.	82,097	0.0
8,860 (1)	TripAdvisor, Inc.	126,166	0.1
		2,072,146	1.3

	Consumer Discretionary: 13.7%
3,754 (1)	Abercrombie & Fitch Co. - Class A	294,651	0.2
43,554	ADT, Inc.	362,369	0.2
13,400	Aramark	542,700	0.3
12,221	Bath & Body Works, Inc.	343,655	0.2
2,299	BorgWarner, Inc.	76,074	0.0
994 (1)	Burlington Stores, Inc.	226,900	0.1
4,873 (1)	CarMax, Inc.	314,114	0.2
5,172 (1)	Cava Group, Inc.	420,328	0.3
7,765 (1)	Chewy, Inc. - Class A	351,366	0.2
4,232	Columbia Sportswear Co.	269,917	0.2
6,233 (1)	Crocs, Inc.	635,766	0.4
2,309 (1)	Deckers Outdoor Corp.	243,646	0.2
765	Dick's Sporting Goods, Inc.	137,195	0.1
356 (2)	Dillard's, Inc. - Class A	140,983	0.1
1,814 (1)	Duolingo, Inc.	942,573	0.6
1,192	Expedia Group, Inc.	198,766	0.1
22,230 (1)(2)	GameStop Corp. - Class A	662,454	0.4
19,840	Gap, Inc.	442,630	0.3
32,755	Gentex Corp.	706,525	0.5
7,211 (1)	Goodyear Tire & Rubber Co.	82,278	0.1
747	Graham Holdings Co. - Class B	712,944	0.5
5,714 (1)	Grand Canyon Education, Inc.	1,130,486	0.7
13,493	H&R Block, Inc.	768,426	0.5
7,590	Harley-Davidson, Inc.	183,754	0.1
10,319 (1)(2)	Hilton Grand Vacations, Inc.	393,876	0.3
4,329	Hyatt Hotels Corp. - Class A	571,558	0.4
6,613	Lear Corp.	597,947	0.4
5,949 (1)	Light & Wonder, Inc.	536,124	0.3
2,228	Lithia Motors, Inc.	706,076	0.4
33,141	Macy's, Inc.	394,047	0.3
13,604 (1)	Mattel, Inc.	257,660	0.2
303	Murphy USA, Inc.	129,317	0.1
1,518 (1)	Planet Fitness, Inc. - Class A	156,096	0.1
548	Pool Corp.	164,723	0.1
7,603	PVH Corp.	636,903	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,252	Ralph Lauren Corp.	$623,376	0.4
7,160 (1)	Skechers USA, Inc. - Class A	444,206	0.3
3,743	Tapestry, Inc.	294,013	0.2
1,647 (1)	Taylor Morrison Home Corp.	92,693	0.1
1,154 (2)	Tempur Sealy International, Inc.	75,079	0.0
5,576	Texas Roadhouse, Inc.	1,088,491	0.7
5,058	Toll Brothers, Inc.	527,297	0.3
3,601 (1)	TopBuild Corp.	1,018,687	0.6
13,150	Travel + Leisure Co.	638,696	0.4
9,589	VF Corp.	119,479	0.1
6,499 (1)	Visteon Corp.	548,678	0.3
43,254	Wendy's Co.	493,096	0.3
1,421	Wingstop, Inc.	485,556	0.3
1,627	Wyndham Hotels & Resorts, Inc.	134,683	0.1
1,616	Wynn Resorts Ltd.	146,313	0.1
		21,465,170	13.7

	Consumer Staples: 5.3%
16,904 (1)	BellRing Brands, Inc.	1,064,107	0.7
768 (1)	BJ's Wholesale Club Holdings, Inc.	86,945	0.0
866 (1)	Boston Beer Co., Inc. - Class A	199,050	0.1
621	Casey's General Stores, Inc.	271,849	0.2
2,899 (1)	Celsius Holdings, Inc.	109,814	0.1
7,900	Coca-Cola Consolidated, Inc.	905,735	0.6
3,330 (1)	Darling Ingredients, Inc.	103,763	0.1
7,832	Ingredion, Inc.	1,089,588	0.7
2,663	Lancaster Colony Corp.	445,786	0.3
9,041 (1)	Maplebear, Inc.	412,902	0.3
9,384 (1)	Performance Food Group Co.	840,431	0.5
690 (1)	Post Holdings, Inc.	76,307	0.0
5,541 (1)	Sprouts Farmers Market, Inc.	957,817	0.6
22,579 (1)	US Foods Holding Corp.	1,786,451	1.1
		8,350,545	5.3

	Energy: 3.6%
27,021 (1)	Antero Resources Corp.	1,011,936	0.6
14,744	Baker Hughes Co.	546,265	0.3
10,568	ChampionX Corp.	254,372	0.2
3,457 (1)	CNX Resources Corp.	111,592	0.1
19,613	Coterra Energy, Inc.	476,792	0.3
10,293	Devon Energy Corp.	311,466	0.2
8,973	DT Midstream, Inc.	939,832	0.6
3,968	HF Sinclair Corp.	143,364	0.1
9,861	Matador Resources Co.	424,122	0.3
1,725	ONEOK, Inc.	139,449	0.1

See Accompanying Notes to Financial Statements

15

VOYA MID CAP RESEARCH ENHANCED INDEX FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2025 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
13,938	Permian Resources Corp.	$175,758	0.1
21,076	Range Resources Corp.	801,731	0.5
5,403	Weatherford International PLC	235,571	0.2
		5,572,250	3.6

	Financials: 17.7%
3,839	Affiliated Managers Group, Inc.	675,664	0.4
1,016	Ameriprise Financial, Inc.	517,388	0.3
870	Assurant, Inc.	176,593	0.1
5,213	Axis Capital Holdings Ltd.	541,109	0.3
21,549	Blue Owl Capital, Inc.	402,535	0.3
26,691	Cadence Bank	808,737	0.5
400	Cboe Global Markets, Inc.	91,648	0.1
14,809	Citizens Financial Group, Inc.	597,543	0.4
4,304	CNO Financial Group, Inc.	163,380	0.1
13,364	Commerce Bancshares, Inc.	842,066	0.5
833	East West Bancorp, Inc.	75,970	0.1
30,859	Equitable Holdings, Inc.	1,631,515	1.0
13,089	Essent Group Ltd.	759,162	0.5
7,617 (1)	Euronet Worldwide, Inc.	824,769	0.5
3,931	Evercore, Inc. - Class A	909,987	0.6
12,505	F.N.B. Corp.	173,444	0.1
3,870	Fidelity National Financial, Inc.	211,960	0.1
3,009	Fifth Third Bancorp	114,914	0.1
2,833	Globe Life, Inc.	345,258	0.2
17,570	Hancock Whitney Corp.	960,552	0.6
3,849	Hanover Insurance Group, Inc.	677,347	0.4
4,372	Hartford Financial Services Group, Inc.	567,660	0.4
2,572	Interactive Brokers Group, Inc. - Class A	539,297	0.3
12,616	Janus Henderson Group PLC	458,339	0.3
10,132	Kemper Corp.	645,712	0.4
6,254	Loews Corp.	558,420	0.4
674	LPL Financial Holdings, Inc.	260,946	0.2
1,767	Morningstar, Inc.	544,978	0.4
508	MSCI, Inc.	286,522	0.2
30,390	Old Republic International Corp.	1,148,742	0.7
8,802	OneMain Holdings, Inc.	456,296	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
6,089	Popular, Inc.	$630,394	0.4
591	Primerica, Inc.	159,925	0.1
11,836	Prosperity Bancshares, Inc.	824,377	0.5
2,264	Reinsurance Group of America, Inc.	460,249	0.3
297	RenaissanceRe Holdings Ltd.	74,078	0.1
40,904	Rithm Capital Corp.	456,080	0.3
6,211	Ryan Specialty Holdings, Inc.	444,521	0.3
4,632 (1)(2)	Shift4 Payments, Inc. - Class A	439,067	0.3
29,171	SLM Corp.	944,265	0.6
12,307	SouthState Corp.	1,080,555	0.7
744	Stifel Financial Corp.	70,100	0.0
11,072	Synchrony Financial	638,301	0.4
22,168	Synovus Financial Corp.	1,060,295	0.7
4,464 (1)	Toast, Inc. - Class A	188,291	0.1
1,967	Tradeweb Markets, Inc. - Class A	284,133	0.2
17,332	Unum Group	1,416,198	0.9
6,911	Western Alliance Bancorp	500,425	0.3
22,607	Zions Bancorp NA	1,070,668	0.7
		27,710,375	17.7

	Health Care: 9.0%
13,958 (1)	10X Genomics, Inc. - Class A	133,020	0.1
334 (1)	Alnylam Pharmaceuticals, Inc.	101,723	0.1
268	AmerisourceBergen Corp.	78,052	0.1
8,816 (1)	BioMarin Pharmaceutical, Inc.	511,945	0.3
1,459	Cardinal Health, Inc.	225,328	0.1
6,989 (1)	Centene Corp.	394,459	0.3
13,042 (1)	Doximity, Inc. - Class A	679,358	0.4
24,399 (1)	Exelixis, Inc.	1,050,133	0.7
3,849 (1)	Globus Medical, Inc. - Class A	227,784	0.1
6,494 (1)	Haemonetics Corp.	439,709	0.3
10,811 (1)	Halozyme Therapeutics, Inc.	606,173	0.4
3,994 (1)	HealthEquity, Inc.	401,836	0.3
308	Humana, Inc.	71,804	0.0
11,053 (1)	Illumina, Inc.	908,999	0.6
5,267 (1)	Incyte Corp.	342,671	0.2
965 (1)	Inspire Medical Systems, Inc.	133,363	0.1
812 (1)	Insulet Corp.	263,924	0.2
6,434 (1)	Jazz Pharmaceuticals PLC	695,322	0.4
6,897 (1)	Lantheus Holdings, Inc.	521,137	0.3
12,623 (1)	LivaNova PLC	545,945	0.3
1,584 (1)	Medpace Holdings, Inc.	467,122	0.3

See Accompanying Notes to Financial Statements

16

VOYA MID CAP RESEARCH ENHANCED INDEX FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2025 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
365 (1)	Molina Healthcare, Inc.	$111,340	0.1
1,589 (1)	Natera, Inc.	250,633	0.2
9,078 (1)	Neurocrine Biosciences, Inc.	1,116,776	0.7
12,590 (1)	Option Care Health, Inc.	411,441	0.3
1,849 (1)	Penumbra, Inc.	493,627	0.3
8,798 (1)	Sarepta Therapeutics, Inc.	330,805	0.2
6,698 (1)	Tenet Healthcare Corp.	1,130,421	0.7
3,376 (1)	United Therapeutics Corp.	1,076,438	0.7
1,223 (1)	Veeva Systems, Inc. - Class A	342,073	0.2
		14,063,361	9.0

	Industrials: 22.4%
4,167	Acuity Brands, Inc.	1,082,962	0.7
13,725	AECOM	1,507,691	1.0
1,501 (1)	Alaska Air Group, Inc.	76,446	0.1
1,241	Allison Transmission Holdings, Inc.	128,468	0.1
54,624 (1)	American Airlines Group, Inc.	623,260	0.4
1,988	AMETEK, Inc.	355,335	0.2
4,471	Applied Industrial Technologies, Inc.	1,012,771	0.6
10,079 (1)	ATI, Inc.	802,692	0.5
2,952	Carlisle Cos., Inc.	1,122,291	0.7
3,838 (1)	Chart Industries, Inc.	602,029	0.4
52,096 (1)	Clarivate PLC	219,845	0.1
2,284 (1)	Clean Harbors, Inc.	517,988	0.3
2,196	Comfort Systems USA, Inc.	1,050,193	0.7
3,471 (2)	Concentrix Corp.	194,255	0.1
23,601 (1)	Core & Main, Inc. - Class A	1,293,571	0.8
3,520	Curtiss-Wright Corp.	1,549,187	1.0
7,398	Delta Air Lines, Inc.	357,989	0.2
16,040	Donaldson Co., Inc.	1,115,582	0.7
3,354	EMCOR Group, Inc.	1,582,618	1.0
1,260	Equifax, Inc.	332,879	0.2
1,763	Esab Corp.	216,831	0.1
18,055	Flowserve Corp.	901,125	0.6
11,726 (1)	Fluor Corp.	487,567	0.3
7,437	Fortive Corp.	522,003	0.3
1,424 (1)	FTI Consulting, Inc.	233,764	0.2
3,644 (1)	Gates Industrial Corp. PLC	77,071	0.1
22,168	Genpact Ltd.	954,332	0.6
952	Graco, Inc.	80,596	0.1
2,263 (1)	GXO Logistics, Inc.	93,100	0.1
11,789	Hexcel Corp.	623,520	0.4
4,763	Ingersoll Rand, Inc.	388,851	0.2
7,490 (1)	Kirby Corp.	828,694	0.5
2,916	Leidos Holdings, Inc.	433,084	0.3
33,322 (1)	Lyft, Inc. - Class A	507,827	0.3
6,406 (1)	MasTec, Inc.	998,888	0.6
2,211 (1)	Middleby Corp.	323,093	0.2
3,451	MSA Safety, Inc.	562,410	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
936	MSC Industrial Direct Co., Inc. - Class A	$76,003	0.0
4,810 (1)	Nextracker, Inc. - Class A	272,679	0.2
17,186	nVent Electric PLC	1,130,839	0.7
537	Old Dominion Freight Line, Inc.	86,011	0.1
8,893	Owens Corning	1,191,217	0.8
2,939 (1)	Paylocity Holding Corp.	561,055	0.4
845	Pentair PLC	83,807	0.1
4,084	RB Global, Inc.	430,045	0.3
6,014	Regal Rexnord Corp.	802,508	0.5
6,065	Ryder System, Inc.	892,343	0.6
8,948	Schneider National, Inc. - Class B	207,325	0.1
5,179	Sensata Technologies Holding PLC	134,965	0.1
8,128	SS&C Technologies Holdings, Inc.	656,824	0.4
4,850	Terex Corp.	218,299	0.1
2,382	TransUnion	203,971	0.1
4,163 (1)(2)	U-Haul Holding Co.	266,432	0.2
4,761 (1)	United Airlines Holdings, Inc.	378,238	0.2
3,179	Vertiv Holdings Co. - Class A	343,110	0.2
1,850	Watsco, Inc.	820,605	0.5
4,507	Watts Water Technologies, Inc. - Class A	1,091,235	0.7
5,656	WESCO International, Inc.	949,586	0.6
2,369	Westinghouse Air Brake Technologies Corp.	479,296	0.3
706 (1)	XPO, Inc.	80,364	0.1
		35,117,565	22.4

	Information Technology: 10.3%
2,268 (1)	Arrow Electronics, Inc.	268,486	0.2
14,980	Avnet, Inc.	749,150	0.5
6,494 (1)	BILL Holdings, Inc.	283,658	0.2
8,975 (1)	Ciena Corp.	718,539	0.5
5,863 (1)	Cirrus Logic, Inc.	576,685	0.4
5,686 (1)	Coherent Corp.	430,032	0.3
1,094 (1)	CommVault Systems, Inc.	200,366	0.1
1,816 (1)	Datadog, Inc. - Class A	214,070	0.1
11,585 (1)	DocuSign, Inc.	1,026,547	0.7
16,963 (1)	Dropbox, Inc. - Class A	489,552	0.3
13,852 (1)	DXC Technology Co.	210,550	0.1
16,124 (1)	Dynatrace, Inc.	870,857	0.6
983	Entegris, Inc.	67,571	0.0
2,362 (1)	F5, Inc.	674,068	0.4
3,283 (1)	Fannie Mae	764,512	0.5
26,927 (1)	Flex Ltd.	1,139,012	0.7
3,708 (1)	Guidewire Software, Inc.	797,294	0.5

See Accompanying Notes to Financial Statements

17

VOYA MID CAP RESEARCH ENHANCED INDEX FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2025 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
24,000	Hewlett Packard Enterprise Co.	$414,720	0.3
7,350 (1)	Kyndryl Holdings, Inc.	286,944	0.2
2,476 (1)	Manhattan Associates, Inc.	467,419	0.3
376	Monolithic Power Systems, Inc.	248,874	0.2
4,164	NetApp, Inc.	412,902	0.3
3,317 (1)	Nutanix, Inc. - Class A	254,381	0.2
9,428 (1)	Okta, Inc.	972,687	0.6
2,107 (1)	Onto Innovation, Inc.	193,718	0.1
27,257 (1)	Pure Storage, Inc. - Class A	1,460,703	0.9
15,020 (1)	Rambus, Inc.	803,119	0.5
4,968 (1)	Samsara, Inc. - Class A	231,211	0.1
1,595 (1)	Silicon Laboratories, Inc.	192,245	0.1
1,228	Skyworks Solutions, Inc.	84,769	0.0
1,111 (1)	Synaptics, Inc.	65,282	0.0
3,886	TD SYNNEX Corp.	471,527	0.3
1,478 (1)	Zoom Video Communications, Inc. - Class A	120,088	0.1
		16,161,538	10.3

	Materials: 5.1%
18,342	Alcoa Corp.	491,015	0.3
7,117	AptarGroup, Inc.	1,127,333	0.7
14,331 (1)	Axalta Coating Systems Ltd.	441,395	0.3
5,197	Cabot Corp.	388,164	0.2
3,223	Carpenter Technology Corp.	757,405	0.5
13,811	Commercial Metals Co.	643,455	0.4
6,231	DuPont de Nemours, Inc.	416,231	0.3
1,751	Eastman Chemical Co.	137,226	0.1
16,281	Element Solutions, Inc.	348,088	0.2
3,345	Louisiana-Pacific Corp.	301,284	0.2
415	Reliance Steel & Aluminum Co.	121,520	0.1
7,166	Royal Gold, Inc.	1,276,408	0.8
12,317	RPM International, Inc.	1,402,167	0.9
2,085	Smurfit WestRock PLC	90,343	0.1
		7,942,034	5.1

	Real Estate: 6.9%
21,877	American Homes 4 Rent - Class A	828,044	0.5
43,400	Brixmor Property Group, Inc.	1,102,794	0.7
1,923 (1)	CBRE Group, Inc. - Class A	240,413	0.2
30,135	COPT Defense Properties	827,206	0.5
1,838	Digital Realty Trust, Inc.	315,254	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
13,988	EPR Properties	$778,992	0.5
1,138	Equity LifeStyle Properties, Inc.	72,343	0.0
290	Essex Property Trust, Inc.	82,331	0.1
20,315	First Industrial Realty Trust, Inc.	1,004,170	0.6
23,610	Gaming and Leisure Properties, Inc.	1,102,587	0.7
26,259	Host Hotels & Resorts, Inc.	406,752	0.3
4,921 (1)	Jones Lang LaSalle, Inc.	1,095,907	0.7
25,999	National Retail Properties, Inc.	1,085,718	0.7
51,956 (2)	Park Hotels & Resorts, Inc.	538,264	0.3
43,970	Sabra Health Care REIT, Inc.	768,596	0.5
669	Simon Property Group, Inc.	109,094	0.1
10,445	STAG Industrial, Inc.	371,633	0.2
1,258	WP Carey, Inc.	78,952	0.1
		10,809,050	6.9

	Utilities: 3.2%
11,840	Black Hills Corp.	692,285	0.4
4,298	Edison International	239,184	0.1
14,608	National Fuel Gas Co.	1,205,744	0.8
12,927	NorthWestern Corp.	715,251	0.5
17,115	OGE Energy Corp.	761,104	0.5
7,566	ONE Gas, Inc.	565,634	0.4
6,661	PG&E Corp.	112,437	0.1
18,898	UGI Corp.	681,462	0.4
		4,973,101	3.2
	Total Common Stock (Cost $131,353,394)	154,237,135	98.5

EXCHANGE-TRADED FUNDS: 1.3%
33,149	iShares Core S&P Mid- Cap ETF	1,990,266	1.3
	Total Exchange-Traded Funds (Cost $1,939,617)	1,990,266	1.3
	Total Long-Term Investments (Cost $133,293,011)	156,227,401	99.8

See Accompanying Notes to Financial Statements

18

VOYA MID CAP RESEARCH ENHANCED INDEX FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.7%
620,048 (3)	BNP Paribas S.A., Repurchase Agreement dated 05/30/2025, 4.330%, due 06/02/2025 (Repurchase Amount $620,269, collateralized by various U.S. Government Securities, 0.000%- 0.750%, Market Value plus accrued interest $632,449, due 01/31/26-02/15/39)	$620,048	0.4
1,000,000 (3)	CF Secured LLC, Repurchase Agreement dated 05/30/2025, 4.360%, due 06/02/2025 (Repurchase Amount $1,000,358, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 05/23/28-04/20/74)	1,000,000	0.6
1,000,000 (3)	Clear Street LLC, Repurchase Agreement dated 05/30/2025, 4.410%, due 06/02/2025 (Repurchase Amount $1,000,362, collateralized by various U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,020,005, due 09/17/29-05/01/55)	1,000,000	0.7
	Total Repurchase Agreements (Cost $2,620,048)	2,620,048	1.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
371,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220% (Cost $371,000)	$371,000	0.2
	Total Short-Term Investments (Cost $2,991,048)	$2,991,048	1.9
	Total Investments in Securities (Cost $136,284,059)	$159,218,449	101.7
	Liabilities in Excess of Other Assets	(2,699,734)	(1.7)
	Net Assets	$156,518,715	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

19

VOYA MID CAP RESEARCH ENHANCED INDEX FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2025 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$154,237,135	$—	$—	$154,237,135
Exchange-Traded Funds	1,990,266	—	—	1,990,266
Short-Term Investments	371,000	2,620,048	—	2,991,048
Total Investments, at fair value	$156,598,401	$2,620,048	$—	$159,218,449

_____________

^            See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*             For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $137,991,797.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$29,641,378
Gross Unrealized Depreciation	(8,414,726)
Net Unrealized Appreciation	$21,226,652

See Accompanying Notes to Financial Statements

20

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Mid Cap Research Enhanced Index Fund
Class A	NII	$0.1417
Class C	NII	$0.0575
Class I	NII	$0.1865
Class R	NII	$0.0963
Class W	NII	$0.1917
All Classes	STCG	$0.2860
All Classes	LTCG	$1.7531

_________

NII — Net investment income

STCG— Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2025, 51.12% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2025, 53.86% of ordinary distributions paid by the Fund is designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

The Fund designates $547,140 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

21

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-SUB-ADVISORY CONTRACT WITH VOYA INVESTMENT MANAGEMENT (UK) LIMITED

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Mid Cap Research Enhanced Index Fund (the “Fund”), a series of Voya Equity Trust (“VET”), can enter into a new sub-sub-advisory agreement only if the Board of Trustees of VET (the “Board”), including a majority of the Board members who have no direct or indirect interest in the sub-sub-advisory agreement, and who are not “interested persons” of VET, as such term is defined in the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. Thus, at its meeting held on May 15, 2025 (the “May Meeting”), the Board, including a majority of the Independent Trustees, considered (1) a proposal by Management to appoint Voya Investment Management (UK) Limited (“Voya UK”) as the sub-sub-adviser to the Fund; and (2) the initial approval of a new sub-sub-advisory agreement between Voya Investment Management Co. LLC (“Voya IM”) and Voya UK (the “Sub-Sub-Advisory Agreement”) under which Voya UK would serve as the sub-sub-adviser to the Fund. The Fund has been sub-advised by Voya IM (or a predecessor entity) since February 26, 2002.

In determining whether to initially approve the Sub-Sub-Advisory Agreement with Voya UK with respect to the Fund, the Board requested, received, evaluated and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether to approve the Sub-Sub-Advisory Agreement. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Sub-Sub-Advisory Agreement.

The materials provided included the following: (1) Voya IM’s presentation before the Investment Review Committees (the “IRCs”) at their May 14, 2025 joint meeting; (2) materials provided to the Board in advance of the May Meeting discussing: (a) Voya IM’s rationale for recommending that Voya UK be added as the sub-sub-adviser to the Fund, including Voya IM’s view that adding Voya UK as the sub-sub-adviser to the Fund would provide the Fund with the opportunity for potential future growth; (b) the performance of the new sub-sub-advisory team in managing its related investment strategy with such performance being compared against a relevant benchmark index; and (c) Voya UK’s investment philosophy and how it supports Voya IM’s overall investment process for the Fund; (2) Voya IM’s and Voya UK’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including a copy of the proposed Sub-Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation. The Board also considered that the Fund would not experience any increase in aggregate fees paid for services under the Sub-Sub-Advisory Agreement.

In reviewing the proposed Sub-Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to: (1) the information that had been provided by Voya IM and Voya UK in advance of the May Meeting; (2) presentations made to the Board or a committee of the Board by Voya UK’s portfolio management team with respect to their investing philosophy and process; (3) the nature, extent, and quality of the services to be provided by Voya UK under the Sub-Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM and Voya UK; (5) the fairness of the compensation under the Sub-Sub-Advisory Agreement in light of the services to be provided by Voya UK; (6) the sub-sub-advisory fee rate payable to Voya UK; (7) Voya UK’s operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (8) the potential fall-out benefits to Voya IM and Voya UK’s respective affiliates from their relationship with the Fund; and (9) the appropriateness of the selection of Voya UK in light of the Fund’s newly approved principal investment strategies, its investment objective, and its investor base.

With respect to the nature, extent and quality of services to be provided by Voya UK, the Board was mindful of the “manager-of-managers” platform that has been developed by Voya Investments, LLC, the Fund’s investment adviser (“Adviser”). The Board recognized that the Adviser would be responsible for monitoring the investment program, performance and developments/on-going operations of Voya IM and Voya UK under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services Voya IM and Voya UK provide to the Fund and Voya IM’s and Voya UK’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers and sub-sub-advisers, the Adviser has developed an oversight process formulated by Voya Manager Research & Selection Group (“MR&S”), which analyzes both qualitative

22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

(such as in-person meetings and telephonic meetings with sub-advisers and sub-sub-advisers, and research on sub-advisers and sub-sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers and sub-sub-advisers.

The Board considered that MR&S also typically provides reports to the IRCs at their meetings prior to sub-adviser and sub-sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers and sub-sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers and sub-sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s and sub-sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers and sub-sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and sub-sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser and sub-sub-adviser performance.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgement, the terms of the Sub-Sub-Advisory Agreement, with respect to the Fund, are fair and reasonable to the Fund and that approval of the Sub-Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Sub-Sub-Advisory Agreement, and based on the information provided and Management’s related representations, the Board concluded that it was satisfied with Management’s responses relating to the fees payable by the Sub-Adviser under the Sub-Sub-Advisory Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Sub-Sub-Advisory Agreement for the Fund.

23

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163060 (0525)

Annual Financial Statements and Other Information

May 31, 2025

Voya Global Income & Growth Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Global Income & Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Global Income & Growth Fund (the “Fund”), (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2025

1

STATEMENT OF ASSETS AND LIABILITIES AS OF MAY 31, 2025

ASSETS:
Investments in securities at fair value+*	$406,939,777
Short-term investments at fair value†	26,965,036
Cash	757,513
Foreign currencies at value‡	888,864
Receivables:
Investment securities and currencies sold	4,001,380
Fund shares sold	32,036
Dividends	394,604
Interest	2,886,386
Foreign tax reclaims	35,487
Prepaid expenses	33,211
Reimbursement due from Investment Adviser	75,694
Other assets	39,287
Total assets	443,049,275

LIABILITIES:
Income distribution payable	57,743
Payable for investment securities and currencies purchased	9,643,530
Payable for fund shares redeemed	838,535
Payable upon receipt of securities loaned	6,770,915
Payable for investment management fees	268,788
Payable for distribution and shareholder service fees	81,963
Payable to trustees under the deferred compensation plan (Note 6)	39,287
Payable for trustee fees	786
Other accrued expenses and liabilities	285,280
Written options, at fair value^	83,437
Total liabilities	18,070,264
NET ASSETS	$424,979,011

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$428,867,432
Total distributable loss	(3,888,421)
NET ASSETS	$424,979,011

+ Including securities loaned at value	$6,553,738
* Cost of investments in securities	$380,555,545
† Cost of short-term investments	$26,965,036
‡ Cost of foreign currencies	$864,389
^ Premiums received on written options	$119,451

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES AS OF MAY 31, 2025 (CONTINUED)

Class A
Net assets	$328,463,251
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	28,665,274
Net asset value and redemption price per share†	$11.46
Maximum offering price per share (5.75%)(1)	$12.16

Class C
Net assets	$14,891,780
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,271,787
Net asset value and redemption price per share†	$11.71

Class I
Net assets	$53,803,808
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	4,583,437
Net asset value and redemption price per share	$11.74

Class R6
Net assets	$1,770,014
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	150,107
Net asset value and redemption price per share	$11.79

Class W
Net assets	$26,050,158
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	2,222,794
Net asset value and redemption price per share	$11.72

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2025

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,056,054
Interest	8,344,408
Securities lending income, net	16,045
Other	1,698
Total investment income	10,418,205
EXPENSES:
Investment management fees	2,349,740
Distribution and shareholder service fees:
Class A	605,556
Class C	108,933
Transfer agent fees:
Class A	270,028
Class C	12,121
Class I	18,456
Class R6	120
Class W	17,863
Shareholder reporting expense	180,945
Registration fees	86,564
Professional fees	58,747
Custody and accounting expense	49,415
Trustee fees	7,855
Miscellaneous expense	23,984
Total expenses	3,790,327
Waived and reimbursed fees	(400,121)
Net expenses	3,390,206
Net investment income	7,027,999
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,932,740)
Foreign currency related transactions	(33,307)
Written options	14,744
Net realized loss	(7,951,303)
Net change in unrealized appreciation (depreciation) on:
Investments	26,755,952
Foreign currency related transactions	32,553
Written options	36,014
Net change in unrealized appreciation (depreciation)	26,824,519
Net realized and unrealized gain	18,873,216
Increase in net assets resulting from operations	$25,901,215
* Foreign taxes withheld	$83,614

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS MAY 31, 2025

	Year Ended	Year Ended
	May 31, 2025	May 31, 2024
FROM OPERATIONS:
Net investment income	$7,027,999	$2,893,471
Net realized gain (loss)	(7,951,303)	15,847,161
Net change in unrealized appreciation (depreciation)	26,824,519	(1,822,391)
Increase in net assets resulting from operations	25,901,215	16,918,241

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,313,355)	(2,733,699)
Class C	(266,032)	(18,884)
Class I	(1,894,776)	(410,491)
Class R6	(63,318)	(19,247)
Class W	(497,862)	(2,919)
Return of capital:
Class A	(9,759,501)	—
Class C	(485,023)	—
Class I	(1,632,208)	—
Class R6	(43,208)	—
Class W	(768,555)	—
Total distributions	(25,723,838)	(3,185,240)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,186,986	11,482,957
Proceeds from shares issued in merger (Note 13)	347,374,750	—
Reinvestment of distributions	24,926,057	3,009,796
	395,487,793	14,492,753
Cost of shares redeemed	(95,149,918)	(22,637,405)
Net increase (decrease) in net assets resulting from capital share transactions	300,337,875	(8,144,652)
Net increase in net assets	300,515,252	5,588,349

NET ASSETS:
Beginning of year or period	124,463,759	118,875,410
End of year or period	$424,979,011	$124,463,759

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
05-31-25	11.49	0.25	•	0.79	1.04	0.18	0.55	0.34	1.07	—	11.46	9.52	1.24	1.10	1.10	2.22	328,463	157
05-31-24	10.26	0.26	•	1.26	1.52	0.29	—	—	0.29	—	11.49	14.90	0.75	0.74	0.74	2.35	107,553	116
05-31-23	11.09	0.16	•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16	•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18	•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
Class C
05-31-25	11.76	0.17	•	0.80	0.97	0.13	0.55	0.34	1.02	—	11.71	8.67	1.99	1.85	1.85	1.47	14,892	157
05-31-24	10.48	0.18	•	1.30	1.48	0.20	—	—	0.20	—	11.76	14.16	1.50	1.49	1.49	1.61	1,084	116
05-31-23	11.31	0.08	•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05	•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09	•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
Class I
05-31-25	11.75	0.29	•	0.80	1.09	0.21	0.55	0.34	1.10	—	11.74	9.77	0.92	0.85	0.85	2.46	53,804	157
05-31-24	10.48	0.29	•	1.29	1.58	0.31	—	—	0.31	—	11.75	15.24	0.49	0.49	0.49	2.59	14,864	116
05-31-23	11.33	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21	•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
Class R6
05-31-25	11.79	0.29	•	0.81	1.10	0.21	0.55	0.34	1.10	—	11.79	9.82	0.89	0.85	0.85	2.49	1,770	157
05-31-24	10.52	0.30	•	1.28	1.58	0.31	—	—	0.31	—	11.79	15.20	0.42	0.42	0.42	2.66	863	116
05-31-23	11.37	0.20	•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19	•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
Class W
05-31-25	11.73	0.29	•	0.80	1.09	0.21	0.55	0.34	1.10	—	11.72	9.79	0.99	0.85	0.85	2.49	26,050	157
05-31-24	10.46	0.28	•	1.30	1.58	0.31	—	—	0.31	—	11.73	15.27	0.50	0.49	0.49	2.56	100	116
05-31-23	11.31	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22	•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Income & Growth Fund (“Global Income & Growth” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility.

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of May 31, 2025, the Fund did not have any open OTC derivatives.

D. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the year ended year, the Fund did not enter into any forward foreign currency contracts.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

During the year ended May 31, 2025, the Fund did not enter into any futures contracts.

E. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the year ended May 31, 2025, the Fund had written exchange-traded options on equity securities to generate income from option premiums. The Fund had an average notional value on written exchange-traded options of $20,817,025. Please refer to the tables within the Portfolio of Investments for open written exchange-traded options at May 31, 2025.

F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a

Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

During the year ended May 31, 2025, the Fund did not enter into any total return swaps.

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Equity-Linked Notes. The Fund invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Fund records the net change in the fair value of the equity-linked note on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund. Please refer to the Portfolio of Investments for open equity-linked notes at May 31, 2025.

H. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays capital gain distributions, if any, at least annually. Effective November 1, 2024, dividend distributions, if any, are declared and paid at least monthly to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. Prior to November 1, 2024, the Fund paid dividend distributions, if any, at least annually. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I. Convertible Securities. The Fund may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

J. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

K. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

L. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$735,639,751	$464,543,925

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds;

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

0.750% on the Fund’s average daily net assets invested in direct investments; and 0.40% the Fund’s average daily net assets invested in all other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C
0.25%	1.00%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2025, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$2,247	$—
Contingent Deferred Sales Charges:	$—	$57

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	26.67%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $87,245.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
1.10%	1.85%	0.85%	0.85%	0.85%

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

by the Investment Adviser and the related expiration dates are as follows:

May 31,
2026	2027	2028	Total
$31,805	$—	$131,379	$163,184

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2025, are as follows:

	May 31,
	2026	2027	2028	Total
Class A	$134,382	$17,849	$235,094	$387,325
Class C	1,644	192	9,350	11,186
Class I	11,137	617	10,476	22,230
Class R6	—	—	120	120
Class W	152	20	13,702	13,874

The Expense Limitation Agreement is contractual through October 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the year ended May 31, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
5/31/2025	965,521	20,771,677	1,719,242	(4,153,394)	—	19,303,046	10,887,861	237,650,702	19,362,967	(47,046,856)	—	220,854,674
5/31/2024	158,316	—	233,792	(975,592)	—	(583,484)	1,715,182	—	2,578,726	(10,639,064)	—	(6,345,156)
Class C
5/31/2025	13,081	1,676,811	64,408	(574,749)	—	1,179,551	149,683	19,592,921	744,880	(6,669,686)	—	13,817,798
5/31/2024	14,094	—	1,667	(31,202)	—	(15,441)	159,466	—	18,853	(348,220)	—	(169,901)
Class I
5/31/2025	958,117	5,206,958	299,538	(3,146,433)	—	3,318,180	11,063,626	61,044,485	3,462,692	(36,745,954)	—	38,824,849
5/31/2024	826,300	—	34,610	(1,026,039)	—	(165,129)	9,388,100	—	390,051	(11,521,856)	—	(1,743,705)
Class R6
5/31/2025	66,183	26,847	9,224	(25,324)	—	76,930	766,813	316,071	106,526	(289,271)	—	900,139
5/31/2024	19,524	—	1,703	(8,905)	—	12,322	219,640	—	19,247	(96,381)	—	142,506
Class W
5/31/2025	27,246	2,458,057	107,789	(378,839)	—	2,214,253	319,003	28,770,571	1,248,992	(4,398,151)	—	25,940,415
5/31/2024	51	—	260	(2,861)	—	(2,550)	569	—	2,919	(31,884)	—	(28,396)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 10 — SECURITIES LENDING (continued)

any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2025:

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$3,032,975	$(3,032,975)	$—
Cantor Fitzgerald & Co	199,073	(199,073)	—
JP Morgan Securities Plc.	1,120,431	(1,120,431)	—
Wells Fargo Securities LLC	2,201,259	(2,201,259)	—
Total	$6,553,738	$(6,553,738)	$—

(1)	Cash collateral with a fair value of $6,770,915 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs), foreign currency transactions and wash sale deferrals.

Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended			Year Ended
May 31, 2025			May 31, 2024
Ordinary	Long-term	Return of	Ordinary	Long-term
Income	Capital Gains	Capital	Income	Capital Gains
$7,155,637	$5,879,706	$12,688,495	$3,185,240	$—

The tax-basis components of distributable earnings as of May 31, 2025 were:

16

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Unrealized			Total
Appreciation/	Capital Loss Carryforwards		Distributable
(Depreciation)	Amount	Character	Earnings/(Loss)
$24,045,027	$(5,625,475)	Short-term	$(3,888,421)
	(22,307,973)	Long-term
$(27,933,448)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red

Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

17

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 13 — REORGANIZATIONS

On October 25, 2024, Global Income & Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Global Diversified Payment Fund (“Acquired Fund 1”) and Voya Global Perspectives® Fund (“Acquired Fund 2” and, together with Acquired Fund 1, the “Acquired Funds”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2024, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended May 31, 2025, are as follows (Unaudited):

Net investment income	$17,276,210
Net realized and unrealized gain on investments	$83,915,402
Net increase in net assets resulting from operations	$101,191,612

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s statement of operations since October 25, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

	Total Net		Acquired Funds’
	Assets of	Total Net Assets of	Capital Loss	Acquired Funds’	Funds’
	Acquired	Acquiring Fund	Carryforwards	Unrealized	Conversion
Acquired Funds	Funds (000s)	(000s)	(000s)	Depreciation (000s)	Ratio

Acquired Fund 1	$237,081	$128,445	$(11,693)	$(1,664)	0.5996
Acquired Fund 2	$110,294	$128,445	$(10,669)	$(785)	0.9321

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $475,819,963.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

18

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to May 31, 2025, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0640	July 1, 2025	June 30, 2025
Class C	$0.0580	July 1, 2025	June 30, 2025
Class I	$0.0680	July 1, 2025	June 30, 2025
Class R6	$0.0680	July 1, 2025	June 30, 2025
Class W	$0.0680	July 1, 2025	June 30, 2025

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 31.3%
	Australia: 0.1%
3,655	REA Group Ltd.	$564,571	0.1

	Brazil: 0.6%
695 (1)	MercadoLibre, Inc.	1,781,486	0.4
9,870	Wheaton Precious Metals Corp.	855,206	0.2
		2,636,692	0.6
	Canada: 1.8%
380	Constellation Software, Inc.	1,377,774	0.3
7,990 (1)	Descartes Systems Group, Inc.	926,417	0.2
9,720	Dollarama, Inc.	1,250,104	0.3
490	Fairfax Financial Holdings Ltd.	833,744	0.2
8,070	Loblaw Cos. Ltd.	1,361,495	0.3
5,807	Royal Bank of Canada	736,015	0.2
5,216	WSP Global, Inc.	1,068,817	0.3
		7,554,366	1.8
	China: 0.4%
13,504	Tencent Holdings Ltd., ADR	847,781	0.2
47,045	Tencent Music Entertainment Group, ADR	792,238	0.2
		1,640,019	0.4
	France: 0.8%
10,770	Cie de Saint-Gobain	1,212,527	0.3
4,825	EssilorLuxottica SA	1,340,639	0.3
3,005	Thales SA	920,344	0.2
		3,473,510	0.8
	Germany: 2.2%
5,000	Adidas AG	1,247,064	0.3
16,585 (1)	Birkenstock Holding PLC	891,941	0.2
23,918	Deutsche Telekom AG, Reg	905,735	0.2
27,260	Infineon Technologies AG	1,059,859	0.3
1,656	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1,072,875	0.3
8,705	Nemetschek SE	1,210,175	0.3
5,595	SAP SE	1,692,597	0.4
10,820 (1)	Siemens Energy AG	1,057,388	0.2
		9,137,634	2.2
	Italy: 0.7%
15,295	Coca-Cola HBC AG - Class DI	797,060	0.2
46,670	Lottomatica Group SpA	1,227,279	0.3
14,765	UniCredit SpA	949,483	0.2
		2,973,822	0.7
	Japan: 0.9%
18,800	Chugai Pharmaceutical Co. Ltd.	982,893	0.2
6,145	Konami Group Corp.	834,138	0.2
36,675	Sompo Holdings, Inc.	1,109,835	0.3
37,690	Sony Group Corp., ADR	994,262	0.2
		3,921,128	0.9

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands: 0.3%
1,925 (1)	Argenx SE, ADR	$1,103,526	0.3

	Norway: 0.2%
36,965	DNB Bank ASA	988,659	0.2

	Singapore: 0.4%
127,785	Singapore Technologies Engineering Ltd.	772,555	0.2
368,075	Singapore Telecommunications Ltd.	1,086,686	0.2
		1,859,241	0.4
	South Korea: 0.6%
1,305	Hanwha Aerospace Co. Ltd.	765,286	0.2
2,825	HD Hyundai Heavy Industries Co. Ltd.	827,190	0.2
9,525	KB Financial Group, Inc., ADR	711,994	0.2
		2,304,470	0.6
	Switzerland: 0.5%
1,540	Lonza Group AG	1,068,614	0.3
41,548 (1)	Sportradar Group AG - Class A	993,413	0.2
		2,062,027	0.5
	Taiwan: 0.3%
6,795	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,313,609	0.3

	United Kingdom: 2.6%
20,805	3i Group PLC	1,142,715	0.2
10,225	AstraZeneca PLC, ADR	744,687	0.2
41,156	Barclays PLC, ADR	733,812	0.2
3,075 (1)	Flutter Entertainment PLC - Class DI	778,473	0.2
30,890	Halma PLC	1,211,010	0.3
89,055	HSBC Holdings PLC	1,049,156	0.2
1,240,845	Lloyds Banking Group PLC	1,292,472	0.3
30,150	RELX PLC - GBP	1,622,492	0.4
161,811	Rolls-Royce Holdings PLC	1,882,986	0.4
23,561	TechnipFMC PLC	733,925	0.2
		11,191,728	2.6
	United States: 18.9%
7,240	3M Co.	1,074,054	0.3
4,482	AbbVie, Inc.	834,145	0.2
5,174	Allstate Corp.	1,085,867	0.3
16,000	Alphabet, Inc. - Class A	2,747,840	0.6
24,727 (1)	Amazon.com, Inc.	5,069,282	1.2
2,550	Aon PLC - Class A	948,804	0.2
17,477	Apple, Inc.	3,510,255	0.8
31,775	AT&T, Inc.	883,345	0.2
11,570	Bank of America Corp.	510,584	0.1
15,180 (1)	Boston Scientific Corp.	1,597,847	0.4
7,535	Broadcom, Inc.	1,823,997	0.4
5,906	Capital One Financial Corp.	1,117,120	0.3
1,620	Caterpillar, Inc.	563,809	0.1

See Accompanying Notes to Financial Statements

20

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
5,463 (1)	CBRE Group, Inc. - Class A	$682,984	0.2
13,210	Charles Schwab Corp.	1,166,971	0.3
16,200 (1)	Chewy, Inc. - Class A	733,050	0.2
11,015 (1)	Chipotle Mexican Grill, Inc.	551,631	0.1
4,655	Cintas Corp.	1,054,358	0.2
26,405	Cisco Systems, Inc.	1,664,571	0.4
16,695	Corteva, Inc.	1,182,006	0.3
760	Costco Wholesale Corp.	790,537	0.2
9,040	Crown Castle, Inc.	907,164	0.2
1,425	Deere & Co.	721,421	0.2
2,761	Ecolab, Inc.	733,377	0.2
2,757	Eli Lilly & Co.	2,033,756	0.5
1,100	Equinix, Inc.	977,702	0.2
19,595	Ferrovial SE	998,260	0.2
2,160 (1)	First Solar, Inc.	341,453	0.1
3,735	GE Aerospace	918,474	0.2
5,730 (1)	GoDaddy, Inc. - Class A	1,043,720	0.2
955	Intuit, Inc.	719,564	0.2
2,215 (1)	Intuitive Surgical, Inc.	1,223,433	0.3
11,340	JPMorgan Chase & Co.	2,993,760	0.7
1,800	Linde PLC DE	836,754	0.2
5,444	Mastercard, Inc. - Class A	3,188,006	0.8
3,034	McDonald's Corp.	952,221	0.2
1,560	McKesson Corp.	1,122,436	0.3
5,178	Meta Platforms, Inc. - Class A	3,352,703	0.8
10,326	Microsoft Corp.	4,753,677	1.1
1,735	Moody's Corp.	831,620	0.2
7,280	Morgan Stanley	932,058	0.2
905 (1)	Netflix, Inc.	1,092,543	0.3
49,774	NVIDIA Corp.	6,725,961	1.6
4,690 (1)	Palantir Technologies, Inc. - Class A	618,048	0.1
1,545	Parker-Hannifin Corp.	1,026,962	0.2
3,610 (1)	Paylocity Holding Corp.	689,149	0.2
3,717	Quanta Services, Inc.	1,273,296	0.3
1,580	Roper Technologies, Inc.	901,027	0.2
1,115 (1)	ServiceNow, Inc.	1,127,365	0.3
2,375 (1)	Take-Two Interactive Software, Inc.	537,415	0.1
7,565 (1)	Tesla, Inc.	2,620,970	0.6
5,889	Tradeweb Markets, Inc. - Class A	850,666	0.2
2,060	UnitedHealth Group, Inc.	621,935	0.1
1,380 (1)	Vertex Pharmaceuticals, Inc.	610,029	0.1
15,259	Walmart, Inc.	1,506,368	0.4
15,160	Williams Cos., Inc.	917,332	0.2
		80,293,682	18.9
	Total Common Stock
	(Cost $116,636,642)	133,018,684	31.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: 28.6%
	Australia: 0.3%
AUD1,600,000	Telix Pharmaceuticals Ltd., 2.375%, 07/30/2029	$1,353,610	0.3

	Canada: 0.5%
2,165,000	Shopify, Inc., 0.125%, 11/01/2025	2,184,485	0.5

	China: 2.3%
550,000 (2)	Alibaba Group Holding Ltd., 0.500%, 06/01/2031	698,637	0.2
400,000 (3)	Baidu, Inc., 0.270%, 03/12/2032	392,800	0.1
1,000,000 (2)	Bilibili, Inc., 0.625%, 06/01/2030	1,073,750	0.2
400,000	China Hongqiao Group Ltd., 1.500%, 03/26/2030	400,952	0.1
815,000 (2)	GDS Holdings Ltd., 2.250%, 06/01/2032	820,914	0.2
1,200,000	Gold Pole Capital Co. Ltd., 1.000%, 06/25/2029	1,320,600	0.3
500,000	Lenovo Group Ltd., 2.500%, 08/26/2029	617,500	0.1
1,200,000	Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/2029	1,467,327	0.3
1,020,000 (2)	Trip.com Group Ltd., 0.750%, 06/15/2029	1,180,531	0.3
1,100,000 (3)	Wuxi Apptec Hongkong Ltd., (9.360)%, 10/19/2025	1,141,250	0.3
500,000 (3)	Xiaomi Best Time International Ltd., (13.090)%, 12/17/2027	714,750	0.2
		9,829,011	2.3
	Denmark: 0.3%
1,040,000	Ascendis Pharma A/S, 2.250%, 04/01/2028	1,270,100	0.3

	France: 0.6%
EUR20,000	Accor SA, 0.700%, 12/07/2027	1,273,571	0.3
EUR400,000	SPIE SA, 2.000%, 01/17/2028	652,667	0.1
EUR700,000	Vinci SA, 0.700%, 02/18/2030	850,511	0.2
		2,776,749	0.6
	Germany: 1.3%
EUR600,000	Deutsche Lufthansa AG LHA, 2.000%, 11/17/2025	687,082	0.2
EUR900,000 (4)	MTU Aero Engines AG MTX, 0.050%, 03/18/2027	1,123,100	0.3
EUR800,000	Nordex SE, 4.250%, 04/14/2030	1,283,905	0.3
EUR800,000 (3)	RAG-Stiftung EVK, (2.530)%, 06/17/2026	933,086	0.2
EUR200,000	Rheinmetall AG A, 1.875%, 02/07/2028	1,382,318	0.3
		5,409,491	1.3

See Accompanying Notes to Financial Statements

21

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Japan: 0.5%
JPY290,000,000 (3)	Daiwa House Industry Co. Ltd., (1.060)%, 03/30/2029	$2,099,752	0.5

	Macao: 0.3%
1,100,000 (2)	Wynn Macau Ltd., 4.500%, 03/07/2029	1,094,500	0.3

	New Zealand: 0.6%
1,300,000 (3)	Xero Investments Ltd., 0.300%, 12/02/2025	1,298,063	0.3
1,000,000	Xero Investments Ltd., 1.625%, 06/12/2031	1,266,826	0.3
		2,564,889	0.6
	Singapore: 0.7%
700,000	Sea Ltd., 2.375%, 12/01/2025	1,252,650	0.3
1,600,000 (3)	STMicroelectronics NV A, 5.260%, 08/04/2025	1,585,170	0.4
		2,837,820	0.7
	South Korea: 0.4%
800,000	SK Hynix, Inc., 1.750%, 04/11/2030	1,517,000	0.4

	Spain: 1.2%
EUR2,100,000	Cellnex Telecom SA, CLNX, 0.500%, 07/05/2028	2,552,399	0.6
EUR1,800,000	Iberdrola Finanzas SA IBE, 0.800%, 12/07/2027	2,542,017	0.6
		5,094,416	1.2
	Switzerland: 0.2%
CHF600,000	ELM BV for Swiss Prime Site AG, 1.625%, 05/31/2030	1,015,206	0.2

	Taiwan: 0.2%
800,000 (3)	Quanta Computer, Inc., (3.610)%, 09/16/2029	937,040	0.2

	United Kingdom: 0.7%
2,100,000	Barclays Bank PLC MSFT, 1.000%, 02/16/2029	2,224,433	0.5
EUR400,000	International Consolidated Airlines Group SA IAG, 1.125%, 05/18/2028	585,881	0.2
		2,810,314	0.7
	United States: 18.5%
1,200,000	Advanced Energy Industries, Inc., 2.500%, 09/15/2028	1,351,680	0.3
1,465,000 (2)	Affirm Holdings, Inc., 0.750%, 12/15/2029	1,377,196	0.3
630,000 (2)	Alignment Healthcare, Inc., 4.250%, 11/15/2029	830,844	0.2
1,520,000	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	1,883,342	0.4
800,000 (2)	Alphatec Holdings, Inc., 0.750%, 03/15/2030	859,820	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States (continued)
575,000	American Airlines Group, Inc., 6.500%, 07/01/2025	$575,961	0.1
245,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	810,014	0.2
825,000 (2)	Box, Inc., 1.500%, 09/15/2029	884,812	0.2
1,210,000 (2)	Bridgebio Pharma, Inc., 1.750%, 03/01/2031	1,250,813	0.3
585,000	Burlington Stores, Inc., 1.250%, 12/15/2027	747,923	0.2
2,445,000 (3)	Cloudflare, Inc., (8.500)%, 08/15/2026	2,721,896	0.6
1,510,000	Coinbase Global, Inc., 0.500%, 06/01/2026	1,560,585	0.4
750,000 (2)(3)	Datadog, Inc., 1.580%, 12/01/2029	699,000	0.2
2,450,000 (2)	Digital Realty Trust L.P., 1.875%, 11/15/2029	2,592,100	0.6
1,025,000 (2)(3)	DoorDash, Inc., (0.070)%, 05/15/2030	1,028,516	0.2
1,940,000 (3)	DraftKings Holdings, Inc., 4.300%, 03/15/2028	1,724,660	0.4
500,000 (2)	Galaxy Digital Holdings L.P., 2.500%, 12/01/2029	538,750	0.1
700,000 (2)	Granite Construction, Inc., 3.250%, 06/15/2030	931,525	0.2
870,000 (4)	Guardant Health, Inc., 1.250%, 02/15/2031	897,840	0.2
1,620,000 (2)	Guidewire Software, Inc., 1.250%, 11/01/2029	1,826,550	0.4
1,040,000	Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	1,063,184	0.3
1,170,000	IMAX Corp., 0.500%, 04/01/2026	1,308,599	0.3
950,000	Insulet Corp., 0.375%, 09/01/2026	1,401,676	0.3
770,000	iRhythm Technologies, Inc., 1.500%, 09/01/2029	941,902	0.2
1,200,000 (2)	Itron, Inc., 1.375%, 07/15/2030	1,320,991	0.3
1,130,000 (2)	Jazz Investments I Ltd., 3.125%, 09/15/2030	1,210,795	0.3
2,000,000 (2)	Liberty Broadband Corp., 3.125%, 03/31/2053	2,000,891	0.5
1,205,000	Liberty Media Corp.- Liberty Formula One, 2.250%, 08/15/2027	1,530,952	0.4
2,640,000 (2)	Live Nation Entertainment, Inc., 2.875%, 01/15/2030	2,782,560	0.7
1,920,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	2,061,120	0.5
900,000	Lumentum Holdings, Inc., 0.500%, 06/15/2028	866,250	0.2
2,285,000 (2)(3)	MACOM Technology Solutions Holdings, Inc., 0.070%, 12/15/2029	2,278,145	0.5
2,100,000 (2)(3)	MicroStrategy, Inc., 2.290%, 12/01/2029	1,896,597	0.4

See Accompanying Notes to Financial Statements

22

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States (continued)
1,015,000 (2)	Mirion Technologies, Inc., 0.250%, 06/01/2030	$1,095,185	0.3
2,050,000	NCL Corp. Ltd., 1.125%, 02/15/2027	1,976,200	0.5
730,000	NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/2027	838,405	0.2
1,350,000 (2)	Nutanix, Inc., 0.500%, 12/15/2029	1,527,371	0.4
1,065,000 (2)	OSI Systems, Inc., 2.250%, 08/01/2029	1,424,437	0.3
700,000 (2)	PAR Technology Corp., 1.000%, 01/15/2030	681,170	0.2
940,000	PAR Technology Corp., 1.500%, 10/15/2027	1,053,482	0.2
655,000	Parsons Corp., 2.625%, 03/01/2029	674,978	0.2
1,930,000	PG&E Corp., 4.250%, 12/01/2027	2,007,200	0.5
650,000	Repligen Corp., 1.000%, 12/15/2028	638,610	0.2
1,120,000	Seagate HDD Cayman, 3.500%, 06/01/2028	1,697,460	0.4
600,000	Semtech Corp., 1.625%, 11/01/2027	766,500	0.2
755,000 (3)	Shake Shack, Inc., (1.330)%, 03/01/2028	783,312	0.2
675,000	Shift4 Payments, Inc., 0.500%, 08/01/2027	719,887	0.2
1,515,000 (2)(3)	Snowflake, Inc., (8.490)%, 10/01/2029	2,226,103	0.5
1,595,000 (2)	Southern Co., 3.250%, 06/15/2028	1,594,203	0.4
950,000 (3)	Spotify USA, Inc., (33.140)%, 03/15/2026	1,287,820	0.3
710,000	Super Micro Computer, Inc., 3.500%, 03/01/2029	716,745	0.2
1,605,000 (3)	Uber Technologies, Inc., (21.380)%, 12/15/2025	1,815,255	0.4
1,055,000 (2)	UGI Corp., 5.000%, 06/01/2028	1,437,965	0.3
685,000 (2)(3)	Unity Software, Inc., (0.900)%, 03/15/2030	715,483	0.2
965,000 (2)	Varonis Systems, Inc., 1.000%, 09/15/2029	961,381	0.2
630,000	Viavi Solutions, Inc., 1.625%, 03/15/2026	634,333	0.1
2,360,000 (2)	Welltower OP LLC, 3.125%, 07/15/2029	3,181,280	0.7
700,000	Western Digital Corp., 3.000%, 11/15/2028	1,060,150	0.3
5,000	Xometry, Inc., 1.000%, 02/01/2027	5,169	0.0
800,000	Zscaler, Inc., 0.125%, 07/01/2025	1,461,200	0.3
		78,738,773	18.5
	Total Convertible Bonds/Notes
	(Cost $112,121,027)	121,533,156	28.6

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: 32.1%
	Australia: 0.4%
1,820,000 (2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	$1,672,279	0.4

	Canada: 2.0%
2,925,000 (2)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	2,985,778	0.7
1,985,000 (2)(4)	Bombardier, Inc., 7.500%, 02/01/2029	2,056,030	0.5
2,390,000 (2)	Capstone Copper Corp., 6.750%, 03/31/2033	2,391,593	0.6
1,105,000 (2)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	1,108,632	0.2
		8,542,033	2.0
	Finland: 0.3%
1,015,000 (2)	Amer Sports Co., 6.750%, 02/16/2031	1,051,814	0.3

	Guatemala: 0.9%
3,630,000 (2)	Millicom International Cellular SA, 7.375%, 04/02/2032	3,680,820	0.9

	Mexico: 0.3%
1,445,000 (2)	Cemex SAB de CV, 5.200%, 09/17/2030	1,434,614	0.3

	United Kingdom: 0.7%
3,205,000 (2)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	3,119,970	0.7

	United States: 27.5%
1,970,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	2,020,205	0.5
1,355,000 (2)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	1,345,225	0.3
1,080,000	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,071,757	0.3
1,490,000 (2)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	1,566,555	0.4
1,505,000 (2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	1,524,422	0.4
1,690,000 (2)	Axon Enterprise, Inc., 6.250%, 03/15/2033	1,718,862	0.4
1,240,000 (2)	Builders FirstSource, Inc., 6.375%, 06/15/2032	1,252,596	0.3
690,000 (2)	CACI International, Inc., 6.375%, 06/15/2033	704,276	0.2
2,430,000 (2)(4)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	2,332,589	0.6
2,980,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	3,086,162	0.7
695,000 (4)	Celanese US Holdings LLC, 6.750%, 04/15/2033	677,079	0.2
1,925,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	2,011,723	0.5

See Accompanying Notes to Financial Statements

23

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,140,000 (2)	Chemours Co., 8.000%, 01/15/2033	$995,021	0.2
690,000 (2)	Churchill Downs, Inc., 6.750%, 05/01/2031	703,590	0.2
1,390,000 (2)	CITGO Petroleum Corp., 8.375%, 01/15/2029	1,414,034	0.3
1,400,000 (2)	Civitas Resources, Inc., 8.750%, 07/01/2031	1,370,538	0.3
1,950,000 (2)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	1,962,078	0.5
1,485,000 (2)(4)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	1,282,739	0.3
1,740,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,739,495	0.4
1,415,000 (2)	CNX Resources Corp., 7.375%, 01/15/2031	1,449,723	0.3
1,785,000 (2)	Coherent Corp., 5.000%, 12/15/2029	1,731,510	0.4
1,345,000 (2)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,385,454	0.3
780,000 (2)	DaVita, Inc., 6.750%, 07/15/2033	788,589	0.2
2,020,000 (2)	EquipmentShare.com, Inc., 8.000%, 03/15/2033	2,077,069	0.5
2,345,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	2,465,835	0.6
695,000 (2)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	709,831	0.2
2,375,000 (2)	Gen Digital, Inc., 6.250%, 04/01/2033	2,407,307	0.6
645,000 (2)	Gen Digital, Inc., 7.125%, 09/30/2030	666,181	0.2
1,315,000 (2)	GFL Environmental, Inc., 6.750%, 01/15/2031	1,365,692	0.3
630,000	Goodyear Tire & Rubber Co., 5.250%, 07/15/2031	588,335	0.1
1,620,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	1,623,593	0.4
1,695,000 (2)	Herc Holdings Escrow, Inc., 7.250%, 06/15/2033	1,745,684	0.4
2,040,000 (2)	Insulet Corp., 6.500%, 04/01/2033	2,099,305	0.5
2,345,000 (2)	Iron Mountain, Inc., 7.000%, 02/15/2029	2,424,327	0.6
1,495,000 (2)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027	1,511,050	0.4
2,280,000 (2)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	2,322,896	0.5
2,100,000 (2)	Nationstar Mortgage Holdings, Inc., 7.125%, 02/01/2032	2,188,280	0.5
1,435,000	Navient Corp., 9.375%, 07/25/2030	1,564,058	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,755,000 (2)	NCL Corp. Ltd., 6.750%, 02/01/2032	$1,756,424	0.4
1,375,000 (2)	Newell Brands, Inc., 8.500%, 06/01/2028	1,425,942	0.3
2,175,000 (2)	Nexstar Media, Inc., 5.625%, 07/15/2027	2,167,662	0.5
950,000 (2)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	958,761	0.2
1,705,000	OneMain Finance Corp., 7.125%, 11/15/2031	1,736,115	0.4
1,045,000	OneMain Finance Corp., 7.125%, 09/15/2032	1,052,808	0.3
1,650,000 (2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	1,425,108	0.3
990,000 (2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	992,928	0.2
2,740,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,836,253	0.7
2,180,000 (2)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	2,297,515	0.5
2,010,000 (2)	Performance Food Group, Inc., 6.125%, 09/15/2032	2,028,685	0.5
1,065,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	1,051,695	0.2
2,400,000 (2)	Post Holdings, Inc., 6.375%, 03/01/2033	2,388,459	0.6
1,865,000 (2)	PRA Group, Inc., 8.375%, 02/01/2028	1,882,484	0.4
2,405,000 (2)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	2,442,400	0.6
1,690,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,692,670	0.4
2,075,000	Seagate HDD Cayman,8.500%, 07/15/2031	2,217,260	0.5
720,000 (2)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	692,544	0.2
1,675,000 (2)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	1,710,044	0.4
2,410,000 (2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	2,372,091	0.6
1,075,000 (2)	SM Energy Co., 7.000%, 08/01/2032	1,032,993	0.2
1,075,000 (2)	Snap, Inc., 6.875%, 03/01/2033	1,089,981	0.3
715,000 (2)	Station Casinos LLC, 6.625%, 03/15/2032	716,427	0.2
1,395,000 (2)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,445,848	0.3
1,415,000 (2)	Sunoco L.P., 6.250%, 07/01/2033	1,416,120	0.3

See Accompanying Notes to Financial Statements

24

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,885,000	TEGNA, Inc., 5.000%, 09/15/2029	$1,797,105	0.4
1,040,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,042,208	0.2
815,000 (2)	Tenneco, Inc., 8.000%, 11/17/2028	803,102	0.2
1,335,000 (2)	TransDigm, Inc., 6.375%, 05/31/2033	1,322,319	0.3
1,310,000 (2)	TransDigm, Inc., 6.625%, 03/01/2032	1,339,809	0.3
765,000 (2)	Tronox, Inc., 4.625%, 03/15/2029	640,383	0.2
1,725,000 (2)	UKG, Inc., 6.875%, 02/01/2031	1,778,578	0.4
1,635,000 (2)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,680,500	0.4
1,025,000 (2)	Weatherford International Ltd., 8.625%, 04/30/2030	1,041,958	0.2
1,425,000 (2)	WESCO Distribution, Inc., 6.375%, 03/15/2033	1,452,507	0.3
1,405,000 (2)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,441,151	0.3
1,660,000 (2)	XPO, Inc., 7.125%, 06/01/2031	1,719,773	0.4
		116,782,275	27.5
	Total Corporate Bonds/Notes
	(Cost $136,501,968)	136,283,805	32.1
			Percentage
Principal			of Net
Amount†	RA	Value	Assets
EQUITY-LINKED NOTES: 1.9%
	Canada: 0.2%
680,000 (2)(5)	National Bank of Canada, 1.500% (Guarantor: National Bank of Canada, Index: iShares MSCI India ETF), 09/27/2027	707,064	0.2

	United Kingdom: 0.7%
2,000,000 (5)	Barclays Bank PLC, 1.250% (Guarantor: Barclays Bank PLC, Index: iShares MSCI India ETF), 11/04/2027	2,004,800	0.5
690,000 (5)	Barclays Bank PLC, 1.250% (Guarantor: Barclays Bank PLC, Stock: Cadence Design Systems, Inc.), 05/26/2028	737,265	0.2
		2,742,065	0.7
	United States: 1.0%
1,450,000 (5)	Citigroup Global Markets Holdings, Inc., 1.250% (Guarantor: Citigroup Global Markets Inc., Stock: Broadcom, Inc.), 04/13/2028	1,895,585	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
EQUITY-LINKED NOTES: (continued)
	United States (continued)
1,390,000 (5)	GS Finance Corp., 1.500% (Guarantor: The Goldman Sachs Group, Inc., Index: iShares MSCI India ETF), 08/23/2027	$1,495,223	0.4
EUR900,000	Merrill Lynch BV, 0.100% (Guarantor: Bank of America Corporation, Stock: SAP SE), 04/28/2030	1,027,651	0.2
		4,418,459	1.0
	Total Equity-Linked Notes
	(Cost $7,764,290)	7,867,588	1.9
Shares
PREFERRED STOCK: 1.9%
	United States: 1.9%
11,385	Ares Management Corp.	599,648	0.1
1,050	Bank of America Corp.	1,219,050	0.3
36,030	Boeing Co.	2,445,896	0.6
9,755	BrightSpring Health Services, Inc.	818,152	0.2
20,500	KKR & Co., Inc.	1,031,765	0.2
12,370 (4)	Microchip Technology, Inc.	680,845	0.2
12,335	PG&E Corp.	533,674	0.1
17,510	QXO, Inc.	902,640	0.2
		8,231,670	1.9
	Total Preferred Stock
	(Cost $7,531,618)	8,231,670	1.9

RIGHT: 0.0%
	South Korea: 0.0%
51 (1)	Hanwha Aerospace Co. Ltd.	4,874	0.0
	Total Right
	(Cost $–)	4,874	0.0
	Total Long-Term Investments
	(Cost $380,555,545)	406,939,777	95.8

See Accompanying Notes to Financial Statements

25

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.3%
	Repurchase Agreements: 1.6%
1,585,883 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 05/30/2025, 4.370%, due 06/02/2025 (Repurchase Amount $1,586,453, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.550%, Market Value plus accrued interest $1,617,601, due 04/01/32-03/20/75)	$1,585,883	0.3
1,585,883 (6)	CF Secured LLC, Repurchase Agreement dated 05/30/2025, 4.360%, due 06/02/2025 (Repurchase Amount $1,586,451, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,617,601, due 05/23/28-04/20/74)	1,585,883	0.4
1,585,883 (6)	Clear Street LLC, Repurchase Agreement dated 05/30/2025, 4.410%, due 06/02/2025 (Repurchase Amount $1,586,458, collateralized by various U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,617,609, due 09/17/29-05/01/55)	1,585,883	0.4
1,585,883 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 05/30/2025, 4.350%, due 06/02/2025 (Repurchase Amount $1,586,450, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,617,601, due 09/16/25-06/01/55)	1,585,883	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
427,383 (6)	HSBC Securities (USA) Inc., Repurchase Agreement dated 05/30/2025, 4.350%, due 06/02/2025 (Repurchase Amount $427,536, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $435,931, due 12/01/31-04/01/55)	$427,383	0.1
	Total Repurchase Agreements
	(Cost $6,770,915)	6,770,915	1.6

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 4.7%
20,194,121 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.210% (Cost $20,194,121)	$20,194,121	4.7

	Total Short-Term Investments
	(Cost $26,965,036)	26,965,036	6.3
	Total Investments in Securities
	(Cost $407,520,581)	$433,904,813	102.1
	Liabilities in Excess of Other Assets	(8,925,802)	(2.1)
	Net Assets	$424,979,011	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2025.
(4)	Security, or a portion of the security, is on loan.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of May 31, 2025.

Currency Abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	EU Euro
JPY	Japanese Yen

See Accompanying Notes to Financial Statements

26

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

Sector Diversification
as of May 31, 2025
(as a percentage of net assets)
Industrial	10.3%
Technology	9.7%
Consumer, Non-cyclical	9.0%
Consumer, Cyclical	8.7%
Communications	8.7%
Financial	8.6%
Information Technology	7.5%
Financials	6.1%
Industrials	4.9%
Consumer Discretionary	4.5%
Health Care	3.3%
Communication Services	3.2%
Energy	3.2%
Basic Materials	2.8%
Utilities	2.0%
Consumer Staples	1.1%
Materials	0.9%
Preferred Stock	0.7%
Real Estate	0.6%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%

*     Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

27

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$564,571	$—	$564,571
Brazil	2,636,692	—	—	2,636,692
Canada	7,554,366	—	—	7,554,366
China	1,640,019	—	—	1,640,019
France	—	3,473,510	—	3,473,510
Germany	891,941	8,245,693	—	9,137,634
Italy	1,227,279	1,746,543	—	2,973,822
Japan	994,262	2,926,866	—	3,921,128
Netherlands	1,103,526	—	—	1,103,526
Norway	—	988,659	—	988,659
Singapore	—	1,859,241	—	1,859,241
South Korea	711,994	1,592,476	—	2,304,470
Switzerland	993,413	1,068,614	—	2,062,027
Taiwan	1,313,609	—	—	1,313,609
United Kingdom	2,212,424	8,979,304	—	11,191,728
United States	78,458,668	1,835,014	—	80,293,682
Total Common Stock	99,738,193	33,280,491	—	133,018,684
Convertible Bonds/Notes	—	121,533,156	—	121,533,156
Corporate Bonds/Notes	—	136,283,805	—	136,283,805
Equity-Linked Notes	—	1,027,651	6,839,937	7,867,588
Preferred Stock	902,640	7,329,030	—	8,231,670
Right	—	4,874	—	4,874
Short-Term Investments	20,194,121	6,770,915	—	26,965,036
Total Investments, at fair value	$120,834,954	$306,229,922	$6,839,937	$433,904,813
Liabilities Table
Other Financial Instruments+
Written Options	$(83,437)	$—	$—	$(83,437)
Total Liabilities	$(83,437)	$—	$—	$(83,437)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At May 31, 2025, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:

		Expiration	Exercise	Number of		Notional		Premiums
Description	Put/Call	Date	Price	Contracts		Amount		Received	Fair Value
AbbVie, Inc.	Call	06/20/25	210.00	USD	31	USD	576,941	$1,060	$(496)
Allstate Corp. (The)	Call	06/20/25	220.00	USD	25	USD	524,675	672	(1,500)
Alphabet, Inc.	Call	06/20/25	180.00	USD	70	USD	1,209,950	3,333	(11,060)
Amazon.com, Inc.	Call	06/20/25	220.00	USD	88	USD	1,804,088	8,239	(8,360)
Apple, Inc.	Call	06/20/25	240.00	USD	126	USD	2,530,710	6,403	(1,638)
Bank of America Corp.	Call	06/20/25	48.50	USD	110	USD	485,430	1,278	(330)
Boston Scientific Corp.	Call	06/20/25	115.00	USD	38	USD	399,988	898	(190)
Capital One Financial Corp.	Call	06/20/25	210.00	USD	30	USD	567,450	2,059	(1,500)
CBRE Group, Inc.	Call	06/20/25	140.00	USD	38	USD	475,076	3,748	(1,140)
Charles Schwab Corp. (The)	Call	06/20/25	97.00	USD	125	USD	1,104,250	2,836	(625)

See Accompanying Notes to Financial Statements

28

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

		Expiration	Exercise	Number of		Notional		Premiums
Description	Put/Call	Date	Price	Contracts		Amount		Received	Fair Value
Cintas Corp.	Call	06/20/25	237.50	USD	12	USD	271,800	$764	$(930)
Cisco Systems, Inc.	Call	06/20/25	69.00	USD	132	USD	832,128	874	(1,056)
Costco Wholesale Corp.	Call	06/20/25	1,115.00	USD	6	USD	624,108	1,090	(1,110)
Deere & Co.	Call	06/20/25	580.00	USD	7	USD	354,382	1,089	(151)
Ecolab, Inc.	Call	06/20/25	270.00	USD	14	USD	371,868	1,247	(3,360)
Eli Lilly & Co.	Call	06/20/25	940.00	USD	14	USD	1,032,738	6,476	(952)
Equinix, Inc.	Call	06/20/25	970.00	USD	6	USD	533,292	1,510	(1,038)
GE Aerospace	Call	06/20/25	255.00	USD	19	USD	467,229	3,033	(7,296)
GoDaddy, Inc.	Call	06/20/25	200.00	USD	29	USD	528,235	2,005	(377)
Intuitive Surgical, Inc.	Call	06/20/25	610.00	USD	11	USD	607,574	3,113	(825)
JPMorgan Chase & Co.	Call	06/20/25	287.50	USD	57	USD	1,504,800	3,193	(855)
Mastercard, Inc.	Call	06/20/25	605.00	USD	27	USD	1,581,120	2,944	(5,940)
McDonald's Corp.	Call	06/20/25	345.00	USD	14	USD	436,912	1,269	(140)
Meta Platforms, Inc.	Call	06/20/25	700.00	USD	24	USD	1,553,976	5,974	(6,000)
Microsoft Corp.	Call	06/20/25	490.00	USD	41	USD	1,887,476	2,762	(1,558)
Morgan Stanley	Call	06/20/25	142.00	USD	69	USD	883,407	2,244	(621)
Netflix, Inc.	Call	06/20/25	1,340.00	USD	5	USD	603,615	2,616	(1,090)
NVIDIA Corp.	Call	06/20/25	160.00	USD	249	USD	3,364,737	13,247	(4,980)
Parker-Hannifin Corp.	Call	06/20/25	700.00	USD	8	USD	531,760	997	(3,320)
Quanta Services, Inc.	Call	06/20/25	380.00	USD	16	USD	548,096	3,866	(1,360)
Roper Technologies, Inc.	Call	06/20/25	610.00	USD	8	USD	456,216	2,335	(1,740)
ServiceNow, Inc.	Call	06/20/25	1,120.00	USD	6	USD	606,654	3,575	(1,326)
Tesla, Inc.	Call	06/20/25	440.00	USD	38	USD	1,316,548	15,553	(8,018)
Vertex Pharmaceuticals, Inc.	Call	06/20/25	500.00	USD	12	USD	530,460	3,297	(1,140)
Walmart, Inc.	Call	06/20/25	110.00	USD	98	USD	967,456	1,004	(392)
Williams Cos., Inc. (The)	Call	06/20/25	65.00	USD	93	USD	562,743	2,848	(1,023)
								$119,451	$(83,437)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$83,437
Total Liability Derivatives		$83,437

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$14,744

Total	$14,744

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$36,014

Total	$36,014

See Accompanying Notes to Financial Statements

29

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the year ended May 31, 2025:

Equity-Linked
Notes*
Beginning balance at May 31, 2024	$1,644,212
Purchases	10,360,426
Sales	(4,989,392)
Accrued discounts/(premiums)	—
Total realized gain (loss)	(278,892)
Net change in unrealized appreciation (depreciation)**	103,583
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at May 31, 2025	$6,839,937
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of May 31, 2025**	$103,583

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at May 31, 2025 may be due to securities no longer held or categorized as Level 3 at year end.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $410,670,600.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$29,449,033
Gross Unrealized Depreciation	(5,404,006)
Net Unrealized Appreciation	$24,045,027

See Accompanying Notes to Financial Statements

30

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended May 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Global Income & Growth Fund
Class A	NII	$0.1743
Class C	NII	$0.1243
Class I	NII	$0.2043
Class R6	NII	$0.2043
Class W	NII	$0.2043
All Classes	LTCG	$0.5503
All Classes	ROC	$0.3357

NII — Net investment income

LTCG— Long-term capital gain

ROC — Return of capital

Of the ordinary distributions made during the year ended May 31, 2025, 8.24% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2025, 18.92% of ordinary income dividends paid by the Fund are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 49.04% of net investment income distributions as interest-related dividends.

The Fund designates $5,879,706 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).

The Fund designates $44,515 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

31

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163055 (0525)

Annual Financial Statements and Other Information

May 31, 2025

Voya VACS Series MCV Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

[This Page Intentionally Left Blank]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series MCV Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series MCV Fund (the “Fund”) (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from March 24, 2023 (commencement of operations) through May 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from March 24, 2023 (commencement of operations) through May 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2025

1

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2025

ASSETS:
Investments in securities at fair value+*	$130,154,018
Short-term investments at fair value†	5,765,985
Cash	5,048
Receivables:
Fund shares sold	31,235
Dividends	159,832
Interest	5
Foreign tax reclaims	2,077
Prepaid expenses	14,353
Reimbursement due from Investment Adviser	44,707
Other assets	505
Total assets	136,177,765

LIABILITIES:
Payable for investment securities purchased	755,674
Payable for fund shares redeemed	41,328
Payable upon receipt of securities loaned	44,232
Payable to trustees under the deferred compensation plan (Note 5)	505
Payable for trustee fees	348
Other accrued expenses and liabilities	98,250
Total liabilities	940,337
NET ASSETS	$135,237,428

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$130,137,452
Total distributable earnings	5,099,976
NET ASSETS	$135,237,428

+ Including securities loaned at value	$42,954
* Cost of investments in securities	$128,148,579
† Cost of short-term investments	$5,765,985

Net assets	$135,237,428
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,097,416
Net asset value and redemption price per share	$11.18

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2025

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,779,852
Securities lending income, net	709
Other	847
Total investment income	2,781,408

EXPENSES:
Transfer agent fees	192
Shareholder reporting expense	1,698
Registration fees	32,479
Professional fees	115,138
Custody and accounting expense	35,134
Trustee fees	3,485
Licensing fee (Note 6)	60,800
Miscellaneous expense	8,009
Total expenses	256,935
Waived and reimbursed fees	(44,708)
Net expenses	212,227
Net investment income	2,569,181

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,006,063
Sale of investments in affiliates	(1,303)
Net realized gain	7,004,760
Net change in unrealized appreciation (depreciation) on:
Investments	(7,904,154)
Affiliates	(1,248)
Net change in unrealized appreciation (depreciation)	(7,905,402)
Net realized and unrealized loss	(900,642)
Increase in net assets resulting from operations	$1,668,539

* Foreign taxes withheld	$3,032

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	May 31, 2025	May 31, 2024
FROM OPERATIONS:
Net investment income	$2,569,181	$1,870,056
Net realized gain	7,004,760	5,716,740
Net change in unrealized appreciation (depreciation)	(7,905,402)	11,261,354
Increase in net assets resulting from operations	1,668,539	18,848,150
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,841,212)	(2,573,681)
Total distributions	(11,841,212)	(2,573,681)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,360,850	67,451,945
Reinvestment of distributions	11,841,212	2,573,681
	63,202,062	70,025,626
Cost of shares redeemed	(69,874,448)	(17,609,026)
Net increase (decrease) in net assets resulting from capital share transactions	(6,672,386)	52,416,600
Net increase (decrease) in net assets	(16,845,059)	68,691,069
NET ASSETS:
Beginning of year or period	152,082,487	83,391,418
End of year or period	$135,237,428	$152,082,487

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
05-31-25	11.86	0.22	•	0.19	0.41	0.26	0.83	—	1.09	—	11.18	2.99	0.18	0.15	0.15	1.84	135,237	72
05-31-24	9.93	0.20	•	2.04	2.24	0.15	0.16	—	0.31	—	11.86	22.84	0.12	0.12	0.12	1.84	152,082	48
03-24-23(4)-05-31-23	10.00	0.04	•	(0.11)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.18	0.17	0.17	1.93	83,391	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya VACS Series MCV Fund (“MCV” or the “Fund”), a diversified series of the Trust.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

6

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S.

7

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.    Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$99,441,552	$116,181,245

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for MCV.

The Investment Adviser has entered into a sub-advisory agreement with Victory Capital Management Inc. and Voya IM with respect to the Fund. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	100%

8

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025 (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Adviser may direct the Fund’s sub-adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the fund’s selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Fund’s, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2025, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — LICENSING FEE

MCV pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses and acquired fund fees and expenses to 0.15% of average net assets.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

May 31,
2026	2027	2028	Total
$—	$—	$44,708	$44,708

The Expense Limitation Agreement is contractual through October 1, 2025 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Fund, in addition to certain other fund’s managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other fund’s managed by the Investment Adviser. The fund’s to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal fund’s rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the year ended May 31, 2025, the Fund did not utilize the line of credit.

9

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025 (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment			Net
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
5/31/2025	4,423,381	—	1,004,344	(6,157,124)	—	(729,399)	51,360,850	—	11,841,212	(69,874,448)	—	(6,672,386)
5/31/2024	5,786,067	—	240,904	(1,599,968)	—	4,427,003	67,451,945	—	2,573,681	(17,609,026)	—	52,416,600

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market fund’s, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment fund’s, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Investment Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2025:

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Mizuho Securities USA LLC.	$41,346	$(41,346)	$—
State Street Bank and Trust Co.	1,608	(1,608)	—
Total	$42,954	$(42,954)	$—

(1)	Cash collateral with a fair value of $44,232 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

10

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025 (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Year Ended May 31, 2025		Year Ended May 31, 2024
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$6,066,653	$5,774,559	$2,549,175	$24,506

The tax-basis components of distributable earnings as of May 31, 2025, were:

Undistributed	Undistributed	Unrealized		Total
Ordinary	Long-term	Appreciation/	Capital Loss	Distributable
Income	Capital Gains	(Depreciation)	Carryforward	Earnings/(Loss)
$634,345	$3,603,168	$862,463	$—	$5,099,976

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure

11

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2025 (CONTINUED)

NOTE 13 — SEGMENT REPORTING (continued)

requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS:

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

12

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: 95.5%
	Communication Services: 0.7%
216 (1)	Charter Communications, Inc. - Class A	$85,594	0.1
1,084	Electronic Arts, Inc.	155,858	0.1
3,308	Fox Corp. - Class A	181,742	0.1
1,971	Fox Corp. - Class B	99,102	0.1
3,166 (1)	Liberty Global Ltd. - Class A	30,489	0.0
4,257 (1)	Liberty Global Ltd. - Class C	42,059	0.0
2,008	New York Times Co. - Class A	114,697	0.1
2,664	News Corp. - Class A	75,231	0.1
251	Nexstar Media Group, Inc.	42,775	0.0
1,728	Omnicom Group, Inc.	126,904	0.1
		954,451	0.7

	Consumer Discretionary: 8.2%
10,400 (1)	Aptiv PLC	694,824	0.5
2,128	Aramark	86,184	0.1
48,700	Bath & Body Works, Inc.	1,369,444	1.0
2,450	Best Buy Co., Inc.	162,386	0.1
38,982	BorgWarner, Inc.	1,289,914	1.0
602	Columbia Sportswear Co.	38,396	0.0
458	D.R. Horton, Inc.	54,072	0.0
219	Dick's Sporting Goods, Inc.	39,275	0.0
113	Domino's Pizza, Inc.	53,542	0.0
15,296	eBay, Inc.	1,119,208	0.8
10,500	Expedia Group, Inc.	1,750,875	1.3
710	Garmin Ltd.	144,109	0.1
2,366	Gentex Corp.	51,035	0.0
1,521	Genuine Parts Co.	192,437	0.2
356 (1)	Grand Canyon Education, Inc.	70,433	0.1
2,353	H&R Block, Inc.	134,003	0.1
3,274	Hilton Worldwide Holdings, Inc.	813,393	0.6
1,016	Lennar Corp. - Class A	107,777	0.1
1,898	LKQ Corp.	76,812	0.1
322 (1)	Mohawk Industries, Inc.	32,396	0.0
26 (1)	NVR, Inc.	185,014	0.1
494 (1)	Ollie's Bargain Outlet Holdings, Inc.	55,056	0.0
1,836	PulteGroup, Inc.	179,983	0.1
3,409	Ralph Lauren Corp.	943,645	0.7
7,471	Ross Stores, Inc.	1,046,612	0.8
1,157	Service Corp. International	90,246	0.1
439 (1)	SharkNinja, Inc.	40,357	0.0
1,689 (1)	Skechers USA, Inc. - Class A	104,786	0.1
901	Tapestry, Inc.	70,774	0.1
599	Toll Brothers, Inc.	62,446	0.1

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
348	Yum! Brands, Inc.	$50,091	0.0
		11,109,525	8.2

	Consumer Staples: 7.8%
2,570	Albertsons Cos., Inc. - Class A	57,131	0.0
5,207	Archer-Daniels-Midland Co.	251,342	0.2
1,108 (1)	BellRing Brands, Inc.	69,749	0.0
3,002 (1)	BJ's Wholesale Club Holdings, Inc.	339,856	0.2
1,063	Bunge Global SA	83,073	0.1
322	Casey's General Stores, Inc.	140,959	0.1
1,342	Church & Dwight Co., Inc.	131,932	0.1
1,140	Coca-Cola Consolidated, Inc.	130,701	0.1
3,403	Conagra Brands, Inc.	77,895	0.1
1,147	Dollar General Corp.	111,546	0.1
604 (1)	Dollar Tree, Inc.	54,517	0.0
2,558	Flowers Foods, Inc.	43,230	0.0
2,425	General Mills, Inc.	131,581	0.1
509	Hershey Co.	81,791	0.1
1,784	Hormel Foods Corp.	54,733	0.0
1,805	Ingredion, Inc.	251,112	0.2
2,161	Kellogg Co.	178,563	0.1
6,750	Kenvue, Inc.	161,123	0.1
7,458	Kroger Co.	508,859	0.4
785	Lamb Weston Holdings, Inc.	43,787	0.0
34,300 (1)	Maplebear, Inc.	1,566,481	1.2
962	McCormick & Co., Inc. Molson Coors	69,966	0.1
2,327	Beverage Co. - Class B	124,704	0.1
21,250 (1)	Performance Food Group Co.	1,903,150	1.4
1,090 (1)	Post Holdings, Inc.	120,543	0.1
31,400	Primo Brands Corp. - Class A	1,038,398	0.8
4,200	Tyson Foods, Inc. - Class A	235,872	0.2
32,544 (1)	US Foods Holding Corp.	2,574,881	1.9
		10,537,475	7.8

	Energy: 4.2%
43,129	Baker Hughes Co.	1,597,929	1.2
2,276	Chesapeake Energy Corp.	264,312	0.2
11,900	Chord Energy Corp.	1,071,000	0.8
66,633	Coterra Energy, Inc.	1,619,848	1.2
29,100	Devon Energy Corp.	880,566	0.6
898	DT Midstream, Inc.	94,057	0.1
2,265	Kinder Morgan, Inc.	63,511	0.0
1,569	Williams Cos., Inc.	94,940	0.1
		5,686,163	4.2

See Accompanying Notes to Financial Statements

13

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: 15.4%
1,014	Affiliated Managers Group, Inc.	$178,464	0.1
1,130	Aflac, Inc.	117,000	0.1
8,497	American Financial Group, Inc.	1,053,458	0.8
6,625	Arch Capital Group Ltd.	629,640	0.5
411	Assurant, Inc.	83,425	0.1
701	Assured Guaranty Ltd.	59,270	0.0
708	Axis Capital Holdings Ltd.	73,490	0.1
695	Bank of New York Mellon Corp.	61,584	0.0
830	Brown & Brown, Inc.	93,707	0.1
829	Cboe Global Markets, Inc.	189,940	0.1
2,414	Cincinnati Financial Corp.	364,080	0.3
479	East West Bancorp, Inc.	43,685	0.0
398 (1)	Euronet Worldwide, Inc.	43,095	0.0
350	Evercore, Inc. - Class A	81,022	0.1
829	Everest Re Group Ltd.	287,821	0.2
177	FactSet Research Systems, Inc.	81,112	0.1
33,565	Fidelity National Financial, Inc.	1,838,355	1.4
99	First Citizens BancShares, Inc. - Class A	183,039	0.1
1,704	Globe Life, Inc.	207,666	0.2
17,763	Hartford Financial Services Group, Inc.	2,306,348	1.7
725	Houlihan Lokey, Inc.	126,643	0.1
93,572	Huntington Bancshares, Inc.	1,462,530	1.1
339	Interactive Brokers Group, Inc. - Class A	71,082	0.1
558	Jack Henry & Associates, Inc.	101,093	0.1
2,687	Janus Henderson Group PLC	97,619	0.1
1,181	Loews Corp.	105,452	0.1
336	M&T Bank Corp.	61,367	0.0
103 (1)	Markel Corp.	199,995	0.1
6,424	MGIC Investment Corp.	169,915	0.1
72	MSCI, Inc.	40,609	0.0
924	Nasdaq, Inc.	77,191	0.1
417	Northern Trust Corp.	44,511	0.0
42,482	Old Republic International Corp.	1,605,820	1.2
449	Primerica, Inc.	121,499	0.1
15,100	Principal Financial Group, Inc.	1,176,139	0.9
10,225	Prosperity Bancshares, Inc.	712,171	0.5

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: (continued)
	Financials: (continued)
9,849	Raymond James Financial, Inc.	$1,447,606	1.1
1,757	Regions Financial	37,670	0.0
346	Reinsurance Group of America, Inc.	70,338	0.0
1,694	RenaissanceRe Holdings Ltd.	422,517	0.3
1,614	RLI Corp.	124,068	0.1
1,802	SEI Investments Co.	153,639	0.1
3,808	Synchrony Financial	219,531	0.2
1,726	T. Rowe Price Group, Inc.	161,536	0.1
485	Tradeweb Markets, Inc. - Class A	70,058	0.0
35,100	Truist Financial Corp.	1,386,450	1.0
1,149	Unum Group	93,885	0.1
3,257	W.R. Berkley Corp.	243,265	0.2
6,437	Western Union Co.	59,735	0.0
92	White Mountains Insurance Group Ltd.	164,202	0.1
6,252	Willis Towers Watson PLC	1,979,071	1.5
		20,783,408	15.4

	Health Care: 6.2%
471	Agilent Technologies, Inc.	52,714	0.0
2,308	Cardinal Health, Inc.	356,448	0.3
1,966 (1)	Centene Corp.	110,961	0.1
151	Chemed Corp.	86,801	0.1
18,200 (1)	Cooper Cos., Inc.	1,242,696	0.9
1,487	Encompass Health Corp.	179,778	0.1
2,334	GE HealthCare Technologies, Inc.	164,640	0.1
24,196 (1)	Hologic, Inc.	1,504,265	1.1
1,212	Humana, Inc.	282,554	0.2
925 (1)	Incyte Corp.	60,181	0.1
525 (1)	Jazz Pharmaceuticals PLC	56,737	0.0
4,608	Labcorp Holdings, Inc.	1,147,254	0.9
38 (1)	Mettler-Toledo International, Inc.	43,910	0.0
1,492	Perrigo Co. PLC	39,941	0.0
1,889 (2)	Premier, Inc. - Class A	43,409	0.0
11,553	Quest Diagnostics, Inc.	2,002,597	1.5
525	ResMed, Inc.	128,515	0.1
3,230	Royalty Pharma PLC - Class A	106,203	0.1
2,682 (1)	Solventum Corp.	196,027	0.2
216	STERIS PLC	52,965	0.0
771 (1)	United Therapeutics Corp.	245,833	0.2
846	Universal Health Services, Inc. - Class B	161,036	0.1
12,175	Viatris, Inc.	107,018	0.1

See Accompanying Notes to Financial Statements

14

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: (continued)
	Health Care: (continued)
548	Zimmer Biomet Holdings, Inc.	$50,509	0.0
		8,422,992	6.2

	Industrials: 19.0%
1,632	A.O. Smith Corp.	104,954	0.1
542	Acuity Brands, Inc.	140,860	0.1
1,197	AECOM	131,490	0.1
13,800	AGCO Corp.	1,352,124	1.0
1,812 (1)	Alaska Air Group, Inc.	92,285	0.1
921	Allegion PLC	131,427	0.1
2,412	Allison Transmission Holdings, Inc.	249,690	0.2
431	AMETEK, Inc.	77,037	0.1
381	Armstrong World Industries, Inc.	59,295	0.0
284 (1)	Builders FirstSource, Inc.	30,581	0.0
746	BWX Technologies, Inc.	93,698	0.1
410 (1)	CACI International, Inc. - Class A	175,480	0.1
371	Carlisle Cos., Inc.	141,047	0.1
15,775	Carrier Global Corp.	1,123,180	0.8
579	CH Robinson Worldwide, Inc.	55,567	0.0
276 (1)	Clean Harbors, Inc.	62,594	0.0
2,243 (1)	Core & Main, Inc. - Class A	122,939	0.1
625	Crane Co.	107,125	0.1
967	Cummins, Inc.	310,871	0.2
358	Curtiss-Wright Corp.	157,559	0.1
2,883	Delta Air Lines, Inc.	139,508	0.1
1,978	Donaldson Co., Inc.	137,570	0.1
664	Dover Corp.	118,026	0.1
327	EMCOR Group, Inc.	154,298	0.1
428	Esab Corp.	52,640	0.0
850 (1)	Everus Construction Group, Inc.	49,224	0.0
881	Expeditors International of Washington, Inc.	99,315	0.1
459	Ferguson Enterprises, Inc.	83,694	0.1
1,342	Flowserve Corp.	66,979	0.1
967	Fortive Corp.	67,874	0.1
6,687 (1)	FTI Consulting, Inc.	1,097,738	0.8
3,462 (1)	Gates Industrial Corp. PLC	73,221	0.1
42,813	Genpact Ltd.	1,843,100	1.4
1,289	Graco, Inc.	109,127	0.1
462	Howmet Aerospace, Inc.	78,489	0.1
3,234	Hubbell, Inc.	1,259,902	0.9
903	Huntington Ingalls Industries, Inc.	201,423	0.2
337	IDEX Corp.	60,967	0.0
1,129	Ingersoll Rand, Inc.	92,172	0.1
1,065	ITT, Inc.	160,325	0.1
2,521	Jacobs Solutions, Inc.	318,402	0.2

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: (continued)
	Industrials: (continued)
7,575	JB Hunt Transport Services, Inc.	$1,051,789	0.8
876 (1)	Kirby Corp.	96,921	0.1
33,348	Knight-Swift Transportation Holdings, Inc.	1,477,983	1.1
298	L3Harris Technologies, Inc.	72,813	0.1
7,041	Landstar System, Inc.	966,166	0.7
1,239	Leidos Holdings, Inc.	184,016	0.1
6,089	Lincoln Electric Holdings, Inc.	1,178,770	0.9
2,115	Masco Corp.	132,018	0.1
385 (1)	MasTec, Inc.	60,033	0.0
9,100 (1)	Middleby Corp.	1,329,783	1.0
534	MSC Industrial Direct Co., Inc. - Class A	43,361	0.0
744	nVent Electric PLC	48,955	0.0
757	Oshkosh Corp.	75,087	0.1
1,314	Otis Worldwide Corp.	125,290	0.1
1,130	Owens Corning	151,364	0.1
543 (1)	Parsons Corp.	35,208	0.0
682	Paychex, Inc.	107,695	0.1
1,057	Pentair PLC	104,833	0.1
235	Quanta Services, Inc.	80,502	0.1
9,100	Regal Rexnord Corp.	1,214,304	0.9
3,200	Republic Services, Inc.	823,328	0.6
760	Robert Half International, Inc.	34,800	0.0
152	Rockwell Automation, Inc.	47,964	0.0
797	Ryder System, Inc.	117,263	0.1
1,012	Science Applications International Corp.	116,926	0.1
290	Simpson Manufacturing Co., Inc.	45,153	0.0
820	Snap-on, Inc.	263,015	0.2
9,122	Southwest Airlines Co.	304,492	0.2
758	SS&C Technologies Holdings, Inc.	61,254	0.0
1,894	Tetra Tech, Inc.	66,176	0.1
19,016	Textron, Inc.	1,407,754	1.0
12,800	TransUnion	1,096,064	0.8
82	United Rentals, Inc.	58,087	0.0
205	Valmont Industries, Inc.	65,198	0.0
884	Veralto Corp.	89,311	0.1
265	Watsco, Inc.	117,546	0.1
679	Westinghouse Air Brake Technologies Corp.	137,375	0.1
631	Woodward, Inc.	136,504	0.1
9,250	Xylem, Inc.	1,165,870	0.9
		25,674,768	19.0

	Information Technology: 8.2%
14,300 (1)	Akamai Technologies, Inc.	1,085,799	0.8
1,607	Amdocs Ltd.	147,458	0.1
116 (1)	ANSYS, Inc.	38,375	0.0

See Accompanying Notes to Financial Statements

15

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,250 (1)	Check Point Software Technologies Ltd.	$1,430,500	1.1
1,297 (1)	Ciena Corp.	103,838	0.1
566 (1)	Cirrus Logic, Inc.	55,672	0.0
1,828	Cognizant Technology Solutions Corp. - Class A	148,050	0.1
1,563	Corning, Inc.	77,509	0.1
3,266 (1)	Dropbox, Inc. - Class A	94,257	0.1
628 (1)	F5, Inc.	179,219	0.1
3,375	Gen Digital, Inc.	96,120	0.1
7,600 (1)	Globant SA	745,484	0.6
10,041	Hewlett Packard Enterprise Co.	173,508	0.1
2,318	HP, Inc.	57,718	0.0
1,669	Jabil, Inc.	280,409	0.2
3,205	Juniper Networks, Inc.	115,156	0.1
8,325 (1)	Keysight Technologies, Inc.	1,307,358	1.0
11,000	Microchip Technology, Inc.	638,440	0.5
14,000	MKS Instruments, Inc.	1,150,660	0.8
946	NetApp, Inc.	93,805	0.1
1,043	Skyworks Solutions, Inc.	71,998	0.1
510	TD SYNNEX Corp.	61,883	0.0
118 (1)	Teledyne Technologies, Inc.	58,865	0.0
22,000 (1)	Trimble, Inc.	1,567,940	1.2
4,350 (1)	Zebra Technologies Corp. - Class A	1,260,500	0.9
		11,040,521	8.2

	Materials: 12.0%
20,956	Amcor PLC	190,909	0.1
10,112	AptarGroup, Inc.	1,601,741	1.2
5,425	Avery Dennison Corp.	964,185	0.7
43,049 (1)	Axalta Coating Systems Ltd.	1,325,909	1.0
1,312	Ball Corp.	70,297	0.1
17,506	CF Industries Holdings, Inc.	1,587,969	1.2
1,279	Corteva, Inc.	90,553	0.1
20,964	Crown Holdings, Inc.	2,064,954	1.5
1,047	DuPont de Nemours, Inc.	69,940	0.0
1,095	Eastman Chemical Co.	85,815	0.1
8,600	Franco-Nevada Corp.	1,451,680	1.1
49,678	Graphic Packaging Holding Co.	1,103,845	0.8
3,430	International Paper Co.	163,988	0.1
167	Martin Marietta Materials, Inc.	91,441	0.1
117	NewMarket Corp.	75,355	0.1
549	Nucor Corp.	60,039	0.0
6,189	Packaging Corp. of America	1,195,529	0.9
732	Reliance Steel & Aluminum Co.	214,344	0.2
557	Royal Gold, Inc.	99,213	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
12,308	RPM International, Inc.	$1,401,143	1.0
602	Scotts Miracle-Gro Co.	35,855	0.0
796	Silgan Holdings, Inc.	43,836	0.0
8,889	Steel Dynamics, Inc.	1,093,969	0.8
253	Vulcan Materials Co.	67,063	0.0
16,100	Westlake Corp.	1,143,583	0.8
		16,293,155	12.0

	Real Estate: 6.9%
467	AvalonBay Communities, Inc.	96,562	0.1
15,606	Camden Property Trust	1,833,549	1.4
709 (1)	CBRE Group, Inc. - Class A	88,639	0.1
1,914	CubeSmart	81,843	0.1
19,939	Equity LifeStyle Properties, Inc.	1,267,522	0.9
1,369	Equity Residential	96,022	0.1
214	Essex Property Trust, Inc.	60,755	0.0
314	Extra Space Storage, Inc.	47,461	0.0
2,995	Host Hotels & Resorts, Inc.	46,393	0.0
14,109	Lamar Advertising Co. - Class A	1,700,699	1.3
721	Mid-America Apartment Communities, Inc.	112,945	0.1
498 (1)	Millrose Properties, Inc.	13,879	0.0
39,810	National Retail Properties, Inc.	1,662,466	1.2
8,450	SBA Communications Corp.	1,959,470	1.4
1,808	UDR, Inc.	74,905	0.1
3,043	VICI Properties, Inc.	96,493	0.1
1,360	Weyerhaeuser Co.	35,238	0.0
777	WP Carey, Inc.	48,764	0.0
		9,323,605	6.9

	Utilities: 6.9%
43,422	Alliant Energy Corp.	2,702,151	2.0
2,231	Ameren Corp.	216,139	0.2
13,136	American Water Works Co., Inc.	1,878,054	1.4
1,131	Atmos Energy Corp.	174,943	0.1
4,984	CenterPoint Energy, Inc.	185,604	0.1
2,401	CMS Energy Corp.	168,622	0.1
1,385	Consolidated Edison, Inc.	144,719	0.1
806	DTE Energy Co.	110,140	0.1
1,805	Edison International	100,448	0.1
3,985	Entergy Corp.	331,871	0.3
1,652	Essential Utilities, Inc.	63,652	0.1
3,210	Evergy, Inc.	213,176	0.2
863	Eversource Energy	55,931	0.0
4,627	Exelon Corp.	202,755	0.2
2,751	FirstEnergy Corp.	115,377	0.1

See Accompanying Notes to Financial Statements

16

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
622	IDACORP, Inc.	$73,987	0.1
8,387	MDU Resources Group, Inc.	144,173	0.1
2,281	National Fuel Gas Co.	188,274	0.1
4,864	NiSource, Inc.	192,323	0.1
911	NRG Energy, Inc.	142,025	0.1
3,774	OGE Energy Corp.	167,830	0.1
2,449	PG&E Corp.	41,339	0.0
1,850	Pinnacle West Capital Corp.	168,775	0.1
4,495	PPL Corp.	156,201	0.1
2,814	Public Service Enterprise Group, Inc.	228,018	0.2
1,892	UGI Corp.	68,225	0.1
1,774	WEC Energy Group, Inc.	190,599	0.1
12,329	Xcel Energy, Inc.	864,263	0.6
		9,289,614	6.9

	Total Common Stock
	(Cost $127,131,385)	129,115,677	95.5
EXCHANGE-TRADED FUNDS: 0.7%
11,672	iShares Russell Mid-Cap ETF	1,038,341	0.7

	Total Exchange-Traded Funds
	(Cost $1,017,194)	1,038,341	0.7

	Total Long-Term Investments
	(Cost $128,148,579)	130,154,018	96.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 4.3%
	Repurchase Agreements: 0.1%
44,232 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 05/30/2025, 4.340%, due 06/02/2025 (Repurchase Amount $44,248, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $45,117, due 08/15/25-02/15/55)	44,232	0.1
	Total Repurchase Agreements
	(Cost $44,232)	44,232	0.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 4.2%
5,585,753 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.210%	$5,585,753	4.1
136,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.220%	136,000	0.1
	Total Mutual Funds
	(Cost $5,721,753)	5,721,753	4.2
	Total Short-Term Investments
	(Cost $5,765,985)	5,765,985	4.3
	Total Investments in Securities
	(Cost $133,914,564)	$135,920,003	100.5
	Liabilities in Excess of Other Assets	(682,575)	(0.5)
	Net Assets	$135,237,428	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2025.

See Accompanying Notes to Financial Statements

17

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$129,115,677	$—	$—	$129,115,677
Exchange-Traded Funds	1,038,341	—	—	1,038,341
Short-Term Investments	5,721,753	44,232	—	5,765,985
Total Investments, at fair value	$135,875,771	$44,232	$—	$135,920,003

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Financial, Inc.	$41,398	$—	$(40,150)	$(1,248)	$—	$—	$(1,303)	$—
	$41,398	$—	$(40,150)	$(1,248)	$—	$—	$(1,303)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $135,057,540.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,943,059
Gross Unrealized Depreciation	(9,080,596)
Net Unrealized Appreciation	$862,463

See Accompanying Notes to Financial Statements

18

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya VACS Series MCV Fund	NII	$0.2545
	STCG	$0.3042
	LTCG	$0.5318

NII — Net investment income

STCG— Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2025, 41.38% qualify for the dividends received deductions (DRD) available to corporate shareholders.

For the year ended May 31, 2025, 44.13% of ordinary income dividends paid by the Fund is designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

The Fund designates $5,774,559 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).

The Fund designates $330,422 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

19

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

221172 (0525)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $149,699 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: August 4, 2025